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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22680

Ultimus Managers Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Frank L. Newbauer, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246_
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

Alambic Small Cap Value Plus Fund (ALAMX)

Alambic Small Cap Growth Plus Fund (ALGSX)

Alambic Mid Cap Value Plus Fund (ALMVX)

Alambic Mid Cap Growth Plus Fund (ALMGX)

Annual Report
August 31, 2017

ALAMBIC FUNDS LETTER TO SHAREHOLDERS	September 22, 2017

Dear Alambic Funds Shareholder
We are pleased to present you with the Alambic Funds Annual Report for the year ended August 31, 2017. We are excited about the opportunities going forward for small and mid-cap investors and we are honored to have your support and trust as we continue to evolve our Funds. While we develop our track record and refine our portfolio strategies, we validate our belief that a long-term view and disciplined systematic approach to fundamental investing will reward patient, value focused investors.

We began our year in September 2016 with the uncertain run up to the election, which was followed by the expectation of fiscal stimulus, tax reform and higher growth. Small Caps benefited from this very domestic potential stimulus and the Russell 2000 reached a new high in the beginning of the year. As it became clear that much of the Trump rally was either premature or unfounded, investor interest shifted to larger companies which benefitted from the lower dollar and strengthening offshore economies. Also during this period of bigger outperforming smaller, faster growers outperformed slower growers, and outflows from active to passive managers accelerated. These developments have made for a challenging year in 2017 for value investors, but early signs of a rotation back to value are beginning to appear.

Currently, we believe that US Equities remain broadly expensive vs. history, with every size segment trading at double digit premiums to their historical median valuations. However, after outperforming large caps by over ten percent following the US election, small caps have all but given up that outperformance over the subsequent eight months. Consistent with the bigger beats smaller theme, large and mid-caps during the period have consistently outperformed small caps. It is within this backdrop of high valuations, less than stellar fundamentals and an uncertain macro backdrop that we present our annual shareholder report for the Alambic Funds.

Performance Review

Alambic Small Cap Value Plus Fund (“ALAMX”)
For the 12 months ended August 31, 2017, ALAMX delivered a total return of 8.20% compared to the 13.47% return for its benchmark, the Russell 2000 Value Index. This portfolio is managed with a focus on equities that are attractive from a fundamental value perspective and has a very low allocation to growth or momentum stocks. The portfolio also tends to have a bias towards stocks that are small relative to the range of market caps included in the Russell 2000 Value index. Portfolios are built through a systematic, disciplined risk-controlled process with the goal of delivering excess returns over time.

During the early part of the past twelve months, the expectation for several post-election stimulus programs, most notably tax reform for corporations, benefited small cap portfolios. As a result, small cap value portfolios were one of the top performing size buckets going into 2017. As the year evolved and tax reform became less likely, momentum and growth factors dominated and value and quality factors lagged. During this period, larger stocks outperformed smaller stocks, growth significantly outperformed value and a sector overweight in consumer cyclicals added to our underperformance. Ironically, the characteristics of our portfolio that are hurting us now benefited us in 2016. We view this factor interplay as cyclical and are looking forward to a rotation from Growth back into Value.

1

Alambic Small Cap Growth Plus Fund (“ALGSX”)
For the twelve months ended August 31, 2017, ALGSX delivered a total return of 16.07% compared to the 16.39% return for its benchmark, the Russell 2000 Growth Index. This portfolio is managed with a focus on smaller market cap equities that score well on traditional growth factors, such as sales growth, cash flow growth and book value growth. Given our fundamental value bias, we also include value oriented stocks with certain growth characteristics that represent an opportunity for outperformance relative to our benchmark. Thus, this portfolio is intended to outperform its benchmark during cycles where value outperforms growth. During periods where the value and growth market components are roughly equivalent, we would expect our performance to exceed our benchmark over time but by a smaller amount. Since inception, this portfolio has outperformed its benchmark by 4.68%.

At the start of 2017, the general acknowledgement that tax reform, which would mostly benefit Value stocks, was going to be delayed and/or diminished, began to shift interest to growth and momentum stocks. Consistent with ALGSX, because of its value style bias, ALGSX outperformed the benchmark during the latter part of 2016. Since then, as growth has dominated value, this bias has hurt 2017 performance, but we have continued to outperform our index on a longer term basis, and ALGSX remains well within the top quartile of its Morningstar peer group.

Alambic Mid Cap Value Plus Fund (“ALMVX”)
Since its inception on December 29, 2016 through August 31, 2017, ALMVX delivered a total return of 5.10% compared to the 4.35% return for its benchmark, the Russell 2000 Mid Cap Value Index. This portfolio is managed without the traditional biases our small cap funds have in terms of value factors and portfolio average market cap. Our focus on fundamental value stock selection, and the fact that we have avoided intentional portfolio biases, has resulted in ALMVX outperforming its benchmark.

Since both of ALMVX and ALMGX were launched at the end of 2016, we are still refining portfolio strategies. When we launched ALMVX, we wanted to avoid having some of the same stocks in the mid cap portfolios as were in the small cap portfolios. Thus, stocks at the lower end of the mid cap market cap range are underrepresented in this portfolio. In all size buckets, larger has generally been outperforming smaller, and this portfolio has benefited as a result. Similar to ALAMX, we tend to be consistently underweight financials in this portfolio, particularly REITS. This sector’s recent weakness contributed to our outperformance.

Alambic Mid Cap Growth Plus Fund (“ALMGX”)
Since its inception on December 29, 2016 through August 31, 2017, ALMGX delivered a total return of 10.00% compared to the 13.43% return for its benchmark, the Russell 2000 Mid Cap Growth Index. Consistent with ALGSX, this portfolio has a significant position in mid-cap growth stocks, but also includes a significant number of value stocks that have certain growth characteristics. On a style basis, ALMGX is intentionally aligned more towards mid cap core than mid cap growth as a result. We expect this value component to negatively impact the portfolio in strong growth/momentum driven markets and, conversely, it should be beneficial in strong value driven markets. In markets where value stocks and growth stocks are moving roughly in tandem, we expect this fund to be in line with the benchmark and to exceed it over time.

During most of 2017, growth stocks have tended to significantly outperform value stocks and, as expected, this portfolio’s relative performance suffered as a result. We do anticipate that a rotation from growth stocks back into value stocks is due, at which point we hope our value bias will become an advantage.

2

In addition to our value bias in this portfolio, we are more heavily weighted in stocks that are on the smaller end of the mid cap market cap range. As we have seen in our other funds, in each market cap bucket this year, larger companies have generally outperformed smaller companies.

At this point in our evolution, we continue to learn and absorb the impacts of cyclicality of the factor biases we have in each portfolio. We have in some cases adjusted our return forecasting model to manage around some of our more chronic sector and factor underweights, but we prefer to rely on our model’s long term predictive characteristics of our systematic approach and will resist reacting to portfolio effects we see in the “rear view mirror.” We will continue to work on building optimal portfolios that will provide attractive returns over time relative to each Fund’s benchmark and its peers.

Thank you for your ongoing trust and commitment.

Sincerely

Albert Richards	Brian Thompson	Rob Slaymaker
CEO	CRO	Partner

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data current to the most recent month-end are available by calling 1-888-890-8988.

An investor should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. The Funds’ prospectus contains this and other important information. To obtain a copy of the Funds’ prospectus please visit our website at https://alambicfunds.com or call 1-888-890-8988 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The Alambic Funds are distributed by Ultimus Fund Distributors, LLC.

The Letter to Shareholders seeks to describe some of the Adviser’s current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed. The securities held by the Funds that are discussed in the Letter to Shareholders were held during the period covered by this Report. They do not comprise the entire investment portfolio of the Funds, may be sold at any time and may no longer be held by the Funds. For a complete list of securities held by the Funds as of August 31, 2017, please see the Schedules of Investments sections of the annual report. The opinions of the Adviser with respect to those securities may change at any time.

Statements in the Letter to Shareholders that reflect projections or expectations for future financial or economic performance of the Funds and the market in general and statements of the Funds’ plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed, or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to factors noted with such forward-looking statements, include, without limitation, general economic conditions, such as inflation, recession, and interest rates. Past performance is not a guarantee of future results.

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ALAMBIC SMALL CAP VALUE PLUS FUND
PERFORMANCE INFORMATION
August 31, 2017 (Unaudited)

Comparison of the Change in Value of a $50,000 Investment
in Alambic Small Cap Value Plus Fund versus the
Russell 2000® Value Index.

Average Annual Total Returns (for the periods ended August 31, 2017)
	1 Year	Since Inception(a)
Alambic Small Cap Value Plus Fund(b)	8.20%	12.19%
Russell 2000® Value Index	13.47%	15.26%

(a)	Commencement of operations for Alambic Small Cap Value Plus Fund was September 1, 2015.
(b)	The total returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.

4

ALAMBIC SMALL CAP GROWTH PLUS FUND
PERFORMANCE INFORMATION
August 31, 2017 (Unaudited)

Comparison of the Change in Value of a $50,000 Investment
in Alambic Small Cap Growth Plus Fund versus the
Russell 2000® Growth Index.

Average Annual Total Returns (for the periods ended August 31, 2017)
	1 Year	Since Inception(a)
Alambic Small Cap Growth Plus Fund(b)	16.07%	16.59%
Russell 2000® Growth Index	16.39%	11.91%

(a)	Commencement of operations for Alambic Small Cap Growth Plus Fund was December 29, 2015.
(b)	The total returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.

5

ALAMBIC MID CAP VALUE PLUS FUND
PERFORMANCE INFORMATION
August 31, 2017 (Unaudited)

Comparison of the Change in Value of a $50,000 Investment
in Alambic Mid Cap Value Plus Fund versus the
Russell Mid Cap Value Index.

Total Returns (for the period ended August 31, 2017)
Since Inception(a)
Alambic Mid Cap Value Plus Fund(b)	5.10%
Russell Mid Cap Value Index	4.35%

(a)	Commencement of operations for Alambic Mid Cap Value Plus Fund was December 29, 2016.
(b)	The total return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.

6

ALAMBIC MID CAP GROWTH PLUS FUND
PERFORMANCE INFORMATION
August 31, 2017 (Unaudited)

Comparison of the Change in Value of a $50,000 Investment
in Alambic Mid Cap Growth Plus Fund versus the
Russell Mid Cap Growth Index.

Total Returns (for the period ended August 31, 2017)
Since Inception(a)
Alambic Mid Cap Growth Plus Fund(b)	10.00%
Russell Mid Cap Growth Index	13.43%

(a)	Commencement of operations for Alambic Mid Cap Growth Plus Fund was December 29, 2016.
(b)	The total return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.

7

ALAMBIC SMALL CAP VALUE PLUS FUND
PORTFOLIO INFORMATION
August 31, 2017 (Unaudited)

Sector Diversification (% of Net Assets)

Top 10 Equity Holdings

Security Description	% of Net Assets
Ennis, Inc.	1.7%
National Presto Industries, Inc.	1.6%
AngioDynamics, Inc.	1.4%
Greif, Inc. - Class A	1.3%
Potbelly Corporation	1.3%
YRC Worldwide, Inc.	1.3%
UFP Technologies, Inc.	1.3%
Armstrong Flooring, Inc.	1.2%
Stepan Company	1.2%
United States Lime & Minerals, Inc.	1.2%

8

ALAMBIC SMALL CAP GROWTH PLUS FUND
PORTFOLIO INFORMATION
August 31, 2017 (Unaudited)

Sector Diversification (% of Net Assets)

Top 10 Equity Holdings

Security Description	% of Net Assets
Scientific Games Corporation - Class A	2.1%
Greif Inc. - Class A	1.6%
Quality Systems, Inc.	1.6%
MSG Networks, Inc. - Class A	1.6%
Nutrisystem, Inc.	1.5%
Magellan Health, Inc.	1.3%
Kimball International, Inc. - Class B	1.3%
Trinseo S.A.	1.3%
MasTec, Inc.	1.2%
Cirrus Logic, Inc.	1.2%

9

ALAMBIC MID CAP VALUE PLUS FUND
PORTFOLIO INFORMATION
August 31, 2017 (Unaudited)

Sector Diversification (% of Net Assets)

Top 10 Equity Holdings

Security Description	% of Net Assets
News Corporation - Class A	2.6%
Avnet, Inc.	2.1%
Vail Resorts, Inc.	2.1%
Oshkosh Corporation	2.0%
Owens-Illinois, Inc.	2.0%
Allison Transmission Holdings, Inc.	1.9%
H&R Block, Inc.	1.9%
Scotts Miracle-Gro Company (The)	1.8%
Huntsman Corporation	1.7%
Tyson Foods, Inc. - Class A	1.7%

10

ALAMBIC MID CAP GROWTH PLUS FUND
PORTFOLIO INFORMATION
August 31, 2017 (Unaudited)

Sector Diversification (% of Net Assets)

Top 10 Equity Holdings

Security Description	% of Net Assets
News Corporation - Class A	2.5%
Vail Resorts, Inc.	2.4%
Allison Transmission Holdings, Inc.	2.4%
Hill-Rom Holdings, Inc.	2.1%
Vertex Pharmaceuticals, Inc.	1.9%
Sonoco Products Company	1.9%
H&R Block, Inc.	1.8%
Owens-Illinois, Inc.	1.8%
Scotts Miracle-Gro Company (The)	1.8%
Symantec Corporation	1.7%

11

ALAMBIC SMALL CAP VALUE PLUS FUND SCHEDULE OF INVESTMENTS August 31, 2017
COMMON STOCKS — 94.3%	Shares	Value
Consumer Discretionary — 14.5%
Auto Components — 0.9%
Shiloh Industries, Inc. (a)	300	$2,628
Stoneridge, Inc. (a)	781	12,933
Tower International, Inc.	400	8,980
		24,541
Diversified Consumer Services — 1.0%
American Public Education, Inc. (a)	500	9,225
Bridgepoint Education, Inc. (a)	2,100	18,543
		27,768
Hotels, Restaurants & Leisure — 5.2%
BBX Capital Corporation	500	3,635
Bloomin' Brands, Inc.	1,000	17,010
Bob Evans Farms, Inc.	200	13,756
Century Casinos, Inc. (a)	1,000	6,850
Golden Entertainment, Inc. (a)	400	9,088
Monarch Casino & Resort, Inc. (a)	600	21,342
Potbelly Corporation (a)	3,000	36,000
RCI Hospitality Holdings, Inc.	100	2,330
Scientific Games Corporation - Class A (a)	641	22,563
Speedway Motorsports, Inc.	500	10,405
		142,979
Household Durables — 2.7%
Bassett Furniture Industries, Inc.	600	21,510
Flexsteel Industries, Inc.	500	22,750
Green Brick Partners, Inc. (a)	700	6,615
Hooker Furniture Corporation	200	8,050
LGI Homes, Inc. (a)	350	14,889
Libbey, Inc.	200	1,634
		75,448
Leisure Products — 0.1%
Johnson Outdoors, Inc. - Class A	50	3,190

Media — 1.3%
MSG Networks, Inc. - Class A (a)	500	10,725
New Media Investment Group, Inc.	800	11,032
tronc, Inc. (a)	939	13,625
		35,382
Specialty Retail — 1.4%
Aaron's, Inc.	700	30,989
Haverty Furniture Companies, Inc.	300	7,035
		38,024

See acommpanying notes to financial statements.

12

ALAMBIC SMALL CAP VALUE PLUS FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 94.3% (Continued)	Shares	Value
Consumer Discretionary — 14.6% (Continued)
Textiles, Apparel & Luxury Goods — 1.9%
Crocs, Inc. (a)	3,100	$27,683
Fossil Group, Inc. (a)	300	2,487
Perry Ellis International, Inc. (a)	1,000	21,830
		52,000
Consumer Staples — 4.1%
Beverages — 0.2%
Boston Beer Company, Inc. (The) - Class A (a)	40	5,960

Food & Staples Retailing — 1.8%
SpartanNash Company	200	4,928
Supervalu, Inc. (a)	1,170	23,398
Village Super Market, Inc. - Class A	900	20,817
		49,143
Food Products — 1.3%
Darling Ingredients, Inc. (a)	300	5,220
Dean Foods Company	800	8,800
Flowers Foods, Inc.	1,000	17,370
Fresh Del Monte Produce, Inc.	100	4,699
		36,089
Household Products — 0.5%
Central Garden & Pet Company - Class A (a)	200	6,818
HRG Group, Inc. (a)	400	6,316
		13,134
Tobacco — 0.3%
Universal Corporation	148	8,466

Energy — 3.7%
Energy Equipment & Services — 0.5%
Exterran Corporation (a)	200	5,548
RPC, Inc.	300	5,823
Superior Energy Services, Inc. (a)	400	3,296
		14,667
Oil, Gas & Consumable Fuels — 3.2%
Bonanza Creek Energy, Inc. (a)	200	5,198
Chesapeake Energy Corporation (a)	1,834	6,676
CONSOL Energy, Inc. (a)	200	2,910
Eclipse Resources Corporation (a)	2,731	6,363
Energy XXI Gulf Coast, Inc. (a)	700	7,315
Midstates Petroleum Company, Inc. (a)	529	7,665
Overseas Shipholding Group, Inc. - Class A (a)	9,883	22,335
Peabody Energy Corporation (a)	400	11,600

See accompanying notes to financial statements.

13

ALAMBIC SMALL CAP VALUE PLUS FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 94.3% (Continued)	Shares	Value
Energy — 3.7% (Continued)
Oil, Gas & Consumable Fuels — 3.2% (Continued)
Renewable Energy Group, Inc. (a)	146	$1,767
Ultra Petroleum Corporation (a)	1,300	10,127
W&T Offshore, Inc. (a)	2,804	5,356
		87,312
Financials — 15.7%
Banks — 13.6%
Associated Banc-Corp	200	4,380
BancorpSouth, Inc.	300	8,715
BankUnited, Inc.	100	3,328
Banner Corporation	50	2,756
Cadence Bancorporation (a)	100	2,084
Cathay General Bancorp	300	10,581
Chemical Financial Corporation	600	27,246
Columbia Banking System, Inc.	300	11,151
Community Bank System, Inc.	50	2,573
CVB Financial Corporation	400	8,280
First BanCorporation (a)	300	1,704
First Citizens BancShares, Inc. - Class A	10	3,405
First Financial Bancorporation	200	4,790
First Horizon National Corporation	600	10,326
F.N.B. Corporation	500	6,345
Fulton Financial Corporation	400	6,980
Glacier Bancorp, Inc.	200	6,642
Green Bancorp, Inc. (a)	500	10,025
Hancock Holding Company	500	21,975
Hilltop Holdings, Inc.	1,000	23,670
Hope Bancorp, Inc.	1,000	16,140
Huntington Bancshares, Inc.	404	5,086
IBERIABANK Corporation	210	16,086
Independent Bank Group, Inc.	100	5,565
International Bancshares Corporation	250	8,987
Investors Bancorp, Inc.	1,100	14,399
KeyCorp	200	3,442
LegacyTexas Financial Group, Inc.	50	1,799
MB Financial, Inc.	400	15,908
National Commerce Corporation (a)	50	1,988
Old National Bancorp	400	6,540
Pacific Premier Bancorp, Inc. (a)	150	5,310
Popular, Inc.	100	3,991
Renasant Corporation	50	1,992
ServisFirst Bancshares, Inc.	100	3,411

See accompanying notes to financial statements.

14

ALAMBIC SMALL CAP VALUE PLUS FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 94.3% (Continued)	Shares	Value
Financials — 15.7% (Continued)
Banks — 13.6% (Continued)
Sterling Bancorp	500	$11,225
TCF Financial Corporation	200	3,106
Texas Capital Bancshares, Inc. (a)	230	17,078
Tompkins Financial Corporation	20	1,518
UMB Financial Corporation	230	15,438
Umpqua Holdings Corporation	400	7,000
United Bankshares, Inc.	100	3,355
United Community Banks, Inc.	100	2,611
Valley National Bancorp	700	7,833
Webster Financial Corporation	50	2,334
Wintrust Financial Corporation	200	14,562
		373,660
Capital Markets — 0.5%
Interactive Brokers Group, Inc. - Class A	100	4,193
Legg Mason, Inc.	100	3,819
Stifel Financial Corporation	100	4,775
		12,787
Insurance — 1.3%
American Equity Investment Life Holding Company	400	11,104
AmTrust Financial Services, Inc.	300	3,720
CNO Financial Group, Inc.	700	15,645
Primerica, Inc.	80	6,124
		36,593
Thrifts & Mortgage Finance — 0.3%
Radian Group, Inc.	500	8,750

Health Care — 10.5%
Biotechnology — 1.9%
Acorda Therapeutics, Inc. (a)	1,200	24,960
AMAG Pharmaceuticals, Inc. (a)	400	6,680
Exelixis, Inc. (a)	100	2,924
Myriad Genetics, Inc. (a)	400	12,196
Versartis, Inc. (a)	300	5,700
		52,460
Health Care Equipment & Supplies — 3.6%
Accuray, Inc. (a)	3,960	16,434
AngioDynamics, Inc. (a)	2,300	39,169
CONMED Corporation	300	14,880
Halyard Health, Inc. (a)	50	2,265
Invacare Corporation	900	12,150
Lantheus Holdings, Inc. (a)	800	14,000

See accompanying notes to financial statements.

15

ALAMBIC SMALL CAP VALUE PLUS FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 94.3% (Continued)	Shares	Value
Health Care — 10.5% (Continued)
Health Care Equipment & Supplies — 3.6% (Continued)
Meridian Bioscience, Inc.	100	$1,390
		100,288
Health Care Providers & Services — 1.7%
American Renal Associates Holdings, Inc. (a)	1,200	17,196
Kindred Healthcare, Inc.	2,200	17,820
Magellan Health, Inc. (a)	80	6,472
Tivity Health, Inc. (a)	100	3,920
		45,408
Health Care Technology — 1.2%
Allscripts Healthcare Solutions, Inc. (a)	1,400	18,396
HealthStream, Inc. (a)	100	2,349
Quality Systems, Inc. (a)	700	11,025
		31,770
Life Sciences Tools & Services — 2.1%
Luminex Corporation	1,500	28,995
Medpace Holdings, Inc. (a)	900	29,376
		58,371
Industrials — 16.6%
Aerospace & Defense — 4.6%
Astronics Corporation (a)	100	2,629
Moog, Inc. - Class A (a)	390	29,936
National Presto Industries, Inc.	440	43,824
Triumph Group, Inc.	700	18,410
Vectrus, Inc. (a)	1,100	31,438
		126,237
Air Freight & Logistics — 0.1%
Park-Ohio Holdings Corporation	100	3,985

Building Products — 1.5%
Armstrong Flooring, Inc. (a)	2,300	34,316
Ply Gem Holdings, Inc. (a)	356	5,536
		39,852
Commercial Services & Supplies — 2.4%
ARC Document Solutions, Inc. (a)	3,380	11,932
Ennis, Inc.	2,400	45,840
Kimball International, Inc. - Class B	200	3,392
Quad/Graphics, Inc. - Class A	300	5,718
		66,882
Construction & Engineering — 1.3%
Aegion Corporation (a)	300	6,501
Goldfield Corporation (The) (a)	412	1,833

See accompanying notes to financial statements.

16

ALAMBIC SMALL CAP VALUE PLUS FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 94.3% (Continued)	Shares	Value
Industrials — 16.6% (Continued)
Construction & Engineering — 1.3% (Continued)
MasTec, Inc. (a)	100	$4,080
Sterling Construction Company, Inc. (a)	1,300	15,314
Tutor Perini Corporation (a)	300	7,845
		35,573
Electrical Equipment — 0.5%
Atkore International Group, Inc. (a)	888	14,794

Industrial Conglomerates — 0.9%
Raven Industries, Inc.	900	25,200

Machinery — 3.5%
Allison Transmission Holdings, Inc.	300	10,419
Astec Industries, Inc.	50	2,484
Columbus McKinnon Corporation	200	6,606
Commercial Vehicle Group, Inc. (a)	4,700	27,918
Gencor Industries, Inc. (a)	450	6,930
Global Brass and Copper Holdings, Inc.	500	14,925
Harsco Corporation (a)	800	13,680
L.B. Foster Company - Class A	100	1,910
Meritor, Inc. (a)	300	5,958
Wabash National Corporation	300	6,306
		97,136
Professional Services — 0.5%
TrueBlue, Inc. (a)	600	12,270

Road & Rail — 1.3%
YRC Worldwide, Inc. (a)	2,602	34,841

Information Technology — 15.2%
Communications Equipment — 1.6%
Bel Fuse, Inc. - Class B	1,000	25,500
Digi International, Inc. (a)	2,000	18,400
		43,900
Electronic Equipment, Instruments & Components — 1.5%
Control4 Corporation (a)	200	4,952
Daktronics, Inc.	1,782	17,161
Insight Enterprises, Inc. (a)	250	10,020
OSI Systems, Inc. (a)	20	1,661
Systemax, Inc.	300	7,332
		41,126

See accompanying notes to financial statements.

17

ALAMBIC SMALL CAP VALUE PLUS FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 94.3% (Continued)	Shares	Value
Information Technology — 15.2% (Continued)
Internet Software & Services — 2.1%
Blucora, Inc. (a)	700	$15,960
Cars.com, Inc. (a)	300	7,758
Endurance International Group Holdings, Inc. (a)	200	1,540
Limelight Networks, Inc. (a)	1,893	6,796
Meet Group, Inc. (The) (a)	600	2,352
XO Group, Inc. (a)	1,200	22,344
		56,750
IT Services — 3.6%
Convergys Corporation	1,100	25,850
Everi Holdings, Inc. (a)	3,500	26,985
MAXIMUS, Inc.	150	9,117
Syntel, Inc.	1,000	18,060
Unisys Corporation (a)	2,458	19,049
		99,061
Semiconductors & Semiconductor Equipment — 2.1%
Alpha & Omega Semiconductor Ltd. (a)	200	3,176
Amkor Technology, Inc. (a)	1,100	9,658
Cohu, Inc.	800	15,008
IXYS Corporation (a)	600	13,800
Rudolph Technologies, Inc. (a)	600	13,320
SMART Global Holdings, Inc. (a)	100	1,987
		56,949
Software — 4.3%
American Software, Inc. - Class A	2,490	27,415
Manhattan Associates, Inc. (a)	700	29,435
Progress Software Corporation	800	26,864
QAD, Inc. - Class A	223	7,515
Silver Spring Networks, Inc. (a)	200	2,532
TiVo Solutions, Inc.	1,400	25,620
		119,381
Technology Hardware, Storage & Peripherals — 0.0% (b)
Avid Technology, Inc. (a)	100	441

Materials — 9.6%
Chemicals — 4.2%
Core Molding Technologies, Inc.	192	3,949
Huntsman Corporation	100	2,657
Koppers Holdings, Inc. (a)	100	3,920
Kronos Worldwide, Inc.	300	6,279
OMNOVA Solutions, Inc. (a)	3,284	28,571

See accompanying notes to financial statements.

18

ALAMBIC SMALL CAP VALUE PLUS FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 94.3% (Continued)	Shares	Value
Materials — 9.6% (Continued)
Chemicals — 4.2% (Continued)
PolyOne Corporation	400	$14,456
Rayonier Advanced Materials, Inc.	237	3,252
Stepan Company	440	34,038
Tredegar Corporation	1,090	17,767
Valhi, Inc.	600	1,308
		116,197
Construction Materials — 1.2%
United States Lime & Minerals, Inc.	420	33,579

Containers & Packaging — 2.9%
Greif, Inc. - Class A	600	36,270
Owens-Illinois, Inc. (a)	300	7,392
UFP Technologies, Inc. (a)	1,300	34,580
		78,242
Metals & Mining — 1.3%
AK Steel Holding Corporation (a)	3,900	21,840
Olympic Steel, Inc.	100	1,825
TimkenSteel Corporation (a)	300	4,449
Warrior Met Coal, Inc.	300	8,187
		36,301
Real Estate — 2.0%
Equity Real Estate Investment Trusts (REITs) — 2.0%
Corporate Office Properties Trust	100	3,336
Cousins Properties, Inc.	1,300	12,155
FelCor Lodging Trust, Inc.	800	5,840
GEO Group, Inc. (The)	300	8,292
Mack-Cali Realty Corporation	100	2,289
STAG Industrial, Inc.	200	5,598
STORE Capital Corporation	100	2,538
Sunstone Hotel Investors, Inc.	400	6,320
Uniti Group, Inc.	200	3,852
Weingarten Realty Investors	100	3,204
		53,424
Telecommunication Services — 2.4%
Diversified Telecommunication Services — 0.8%
Windstream Holdings, Inc.	10,300	21,321

Wireless Telecommunication Services — 1.6%
Telephone and Data Systems, Inc.	900	26,379

See accompanying notes to financial statements.

19

ALAMBIC SMALL CAP VALUE PLUS FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 94.3% (Continued)	Shares	Value
Telecommunication Services — 2.4% (Continued)
Wireless Telecommunication Services — 1.6% (Continued)
United States Cellular Corporation (a)	450	$17,406
		43,785

Total Common Stocks (Cost $2,355,240)		$2,591,417

RIGHTS — 0.0%	Shares	Value
Media General, Inc. - CVR (a)(c) (Cost $0)	100	$0

Total Investments at Value — 94.5% (Cost $2,355,240)		$2,591,417

Other Assets in Excess of Liabilities — 5.7%		155,286

Net Assets — 100.0%		$2,746,703

CVR - Contingent Value Right.
(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)
Illiquid security. Security value has been determined in good faith pursuant to procedures adopted by the Board of Trustees. The total value of such securities is $0 at August 31, 2017, representing 0.0% of net assets (Note 2).

See accompanying notes to financial statements.

20

ALAMBIC SMALL CAP GROWTH PLUS FUND SCHEDULE OF INVESTMENTS August 31, 2017
COMMON STOCKS — 95.1%	Shares	Value
Consumer Discretionary — 14.4%
Auto Components — 1.0%
American Axle & Manufacturing Holdings, Inc. (a)	1,350	$19,723
Stoneridge, Inc. (a)	400	6,624
		26,347
Diversified Consumer Services — 1.0%
American Public Education, Inc. (a)	500	9,225
Bridgepoint Education, Inc. (a)	600	5,298
K12, Inc. (a)	700	12,544
		27,067
Hotels, Restaurants & Leisure — 4.6%
BBX Capital Corporation	500	3,635
Bloomin' Brands, Inc.	900	15,309
Century Casinos, Inc. (a)	600	4,110
Eldorado Resorts, Inc. (a)	757	17,411
Nathan's Famous, Inc. (a)	58	3,396
Potbelly Corporation (a)	1,241	14,892
RCI Hospitality Holdings, Inc.	100	2,330
Scientific Games Corporation - Class A (a)	1,550	54,560
Vail Resorts, Inc.	20	4,559
		120,202
Household Durables — 1.8%
Bassett Furniture Industries, Inc.	500	17,925
Flexsteel Industries, Inc.	50	2,275
Green Brick Partners, Inc. (a)	1,104	10,433
Hooker Furniture Corporation	200	8,050
LGI Homes, Inc. (a)	200	8,508
		47,191
Internet & Direct Marketing Retail — 1.5%
Groupon, Inc. (a)	600	2,664
Nutrisystem, Inc.	700	38,010
		40,674
Media — 2.5%
MSG Networks, Inc. - Class A (a)	1,900	40,755
New Media Investment Group, Inc.	600	8,274
Sinclair Broadcast Group, Inc. - Class A	150	4,537
TEGNA, Inc.	300	3,786
tronc, Inc. (a)	480	6,965
		64,317
Multi-Line Retail — 0.8%
Big Lots, Inc.	450	21,420

See accompanying notes to financial statements.

21

ALAMBIC SMALL CAP GROWTH PLUS FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 95.1% (Continued)	Shares	Value
Consumer Discretionary — 14.4% (Continued)
Specialty Retail — 0.6%
Haverty Furniture Companies, Inc.	500	$11,725
Select Comfort Corporation (a)	100	2,953
		14,678
Textiles, Apparel & Luxury Goods — 0.6%
Crocs, Inc. (a)	1,700	15,181

Consumer Staples — 2.3%
Beverages — 0.2%
Cott Corporation	300	4,554

Food & Staples Retailing — 0.8%
SUPERVALU, Inc. (a)	1,056	21,103

Food Products — 1.2%
Darling Ingredients, Inc. (a)	200	3,480
Dean Foods Company	1,000	11,000
Flowers Foods, Inc.	800	13,896
Omega Protein Corporation	200	3,160
		31,536
Household Products — 0.1%
Energizer Holdings, Inc.	50	2,207

Energy — 0.9%
Energy Equipment & Services — 0.1%
RigNet, Inc. (a)	100	1,600

Oil, Gas & Consumable Fuels — 0.8%
Anadarko Petroleum Corporation	50	2,047
Chesapeake Energy Corporation (a)	2,100	7,644
Eclipse Resources Corporation (a)	3,100	7,223
Energy XXI Gulf Coast Inc (a)	100	1,045
W&T Offshore, Inc. (a)	2,100	4,011
		21,970
Financials — 1.1%
Banks — 0.4%
Bank of the Ozarks, Inc.	250	10,740

Capital Markets — 0.3%
Evercore Partners, Inc. - Class A	90	6,791

Insurance — 0.4%
Primerica, Inc.	140	10,717

See accompanying notes to financial statements.

22

ALAMBIC SMALL CAP GROWTH PLUS FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 95.1% (Continued)	Shares	Value
Health Care — 22.8%
Biotechnology — 8.7%
AbbVie, Inc.	270	$20,331
Acorda Therapeutics, Inc. (a)	200	4,160
AMAG Pharmaceuticals, Inc. (a)	300	5,010
Biogen, Inc. (a)	20	6,331
BioSpecifics Technologies Corporation (a)	50	2,357
Celgene Corporation (a)	80	11,114
Clovis Oncology, Inc. (a)	40	3,043
Cytokinetics, Inc. (a)	200	2,970
CytomX Therapeutics, Inc. (a)	100	1,728
Exact Sciences Corporation (a)	250	10,473
Exelixis, Inc. (a)	600	17,544
FibroGen, Inc. (a)	200	9,640
Genomic Health, Inc. (a)	400	12,680
Halozyme Therapeutics, Inc. (a)	1,400	18,214
ImmunoGen, Inc. (a)	500	4,180
Ironwood Pharmaceuticals, Inc. (a)	1,800	28,710
MiMedx Group, Inc. (a)	200	3,254
Myriad Genetics, Inc. (a)	900	27,441
Puma Biotechnology, Inc. (a)	20	1,850
Seattle Genetics, Inc. (a)	60	3,152
Versartis, Inc. (a)	300	5,700
Vertex Pharmaceuticals, Inc. (a)	180	28,897
		228,779
Health Care Equipment & Supplies — 4.2%
Accuray, Inc. (a)	624	2,590
AngioDynamics, Inc. (a)	800	13,624
Hill-Rom Holdings, Inc.	260	20,010
Lantheus Holdings, Inc. (a)	1,423	24,902
Meridian Bioscience, Inc.	200	2,780
Natus Medical, Inc. (a)	400	13,440
Quidel Corporation (a)	900	31,446
		108,792
Health Care Providers & Services — 2.2%
Aceto Corporation	100	1,061
Amedisys, Inc. (a)	250	13,060
American Renal Associates Holdings, Inc. (a)	100	1,433
Civitas Solutions, Inc. (a)	100	1,910
HMS Holdings Corporation (a)	200	3,544
Magellan Health, Inc. (a)	410	33,169
RadNet, Inc. (a)	400	4,100
		58,277

See accompanying notes to financial statements.

23

ALAMBIC SMALL CAP GROWTH PLUS FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 95.1% (Continued)	Shares	Value
Health Care — 22.8% (Continued)
Health Care Technology — 2.1%
HealthStream, Inc. (a)	600	$14,094
Quality Systems, Inc. (a)	2,600	40,950
		55,044
Life Sciences Tools & Services — 3.4%
Bruker Corporation	900	26,181
Charles River Laboratories International, Inc. (a)	80	8,704
Luminex Corporation	1,100	21,263
Medpace Holdings, Inc. (a)	582	18,996
PAREXEL International Corporation (a)	150	13,184
		88,328
Pharmaceuticals — 2.2%
Akorn, Inc. (a)	300	9,870
Corcept Therapeutics, Inc. (a)	100	1,667
Depomed, Inc. (a)	100	608
Innoviva, Inc. (a)	200	2,808
MyoKardia, Inc. (a)	100	4,335
Nektar Therapeutics (a)	100	2,103
Phibro Animal Health Corporation - Class A	200	7,100
Prestige Brands Holdings, Inc. (a)	600	30,426
		58,917
Industrials — 18.9%
Aerospace & Defense — 2.8%
AeroVironment, Inc. (a)	300	14,706
Astronics Corporation (a)	200	5,258
Moog, Inc. - Class A (a)	170	13,049
National Presto Industries, Inc.	140	13,944
Triumph Group, Inc.	200	5,260
Vectrus, Inc. (a)	700	20,006
		72,223
Air Freight & Logistics — 0.2%
Park-Ohio Holdings Corporation	100	3,985

Airlines — 0.5%
Hawaiian Holdings, Inc. (a)	300	12,855

Building Products — 1.7%
Armstrong Flooring, Inc. (a)	200	2,984
Builders FirstSource, Inc. (a)	300	4,884
Continental Building Products, Inc. (a)	1,200	29,220
Universal Forest Products, Inc.	100	8,721
		45,809

See accompanying notes to financial statements.

24

ALAMBIC SMALL CAP GROWTH PLUS FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 95.1% (Continued)	Shares	Value
Industrials — 18.9% (Continued)
Commercial Services & Supplies — 5.0%
ARC Document Solutions, Inc. (a)	2,000	$7,060
Deluxe Corporation	340	23,579
Ennis, Inc.	1,000	19,100
Hudson Technologies, Inc. (a)	1,500	13,350
Kimball International, Inc. - Class B	1,951	33,089
LSC Communications, Inc.	400	6,444
Quad/Graphics, Inc. - Class A	300	5,718
R.R. Donnelley & Sons Company	1,100	10,153
SP Plus Corporation (a)	350	12,915
		131,408
Construction & Engineering — 1.8%
Aegion Corporation (a)	200	4,334
Dycom Industries, Inc. (a)	100	8,068
MasTec, Inc. (a)	800	32,640
Sterling Construction Company, Inc. (a)	100	1,178
		46,220
Electrical Equipment — 1.1%
Atkore International Group, Inc. (a)	600	9,996
Belden, Inc.	40	3,083
Encore Wire Corporation	50	2,145
General Cable Corporation	830	14,068
		29,292
Industrial Conglomerates — 0.7%
Raven Industries, Inc.	680	19,040

Machinery — 3.3%
Allison Transmission Holdings, Inc.	550	19,101
Altra Industrial Motion Corporation	50	2,303
Astec Industries, Inc.	100	4,968
Commercial Vehicle Group, Inc. (a)	3,352	19,911
Gencor Industries, Inc. (a)	250	3,850
Global Brass & Copper Holdings, Inc.	500	14,925
Harsco Corporation (a)	400	6,840
Hillenbrand, Inc.	200	7,150
Hurco Companies, Inc.	200	7,030
		86,078
Professional Services — 0.2%
On Assignment, Inc. (a)	100	4,770

Road & Rail — 1.2%
YRC Worldwide, Inc. (a)	2,301	30,811

See accompanying notes to financial statements.

25

ALAMBIC SMALL CAP GROWTH PLUS FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 95.1% (Continued)	Shares	Value
Industrials — 18.9% (Continued)
Trading Companies & Distributors — 0.4%
H&E Equipment Services, Inc.	500	$11,770

Information Technology — 25.6%
Communications Equipment — 0.6%
Digi International, Inc. (a)	500	4,600
Extreme Networks, Inc. (a)	800	9,144
InterDigital, Inc.	20	1,427
		15,171
Electronic Equipment, Instruments & Components — 1.8%
Daktronics, Inc.	500	4,815
Itron, Inc. (a)	250	18,150
KEMET Corporation (a)	300	7,173
Methode Electronics, Inc.	350	14,315
Systemax, Inc.	100	2,444
		46,897
Internet Software & Services — 5.2%
Angie's List, Inc. (a)	1,000	12,160
Blucora, Inc. (a)	100	2,280
Carbonite, Inc. (a)	200	4,000
Care.com, Inc. (a)	1,400	20,958
Cars.com, Inc. (a)	200	5,172
Endurance International Group Holdings, Inc. (a)	3,000	23,100
NIC, Inc.	400	6,540
Quotient Technology, Inc. (a)	700	10,500
Web.com Group, Inc. (a)	600	15,180
XO Group, Inc. (a)	1,420	26,440
Zix Corporation (a)	1,800	9,558
		135,888
IT Services — 5.3%
CSG Systems International, Inc.	200	7,742
Everi Holdings, Inc. (a)	3,700	28,527
EVERTEC, Inc.	600	11,040
MAXIMUS, Inc.	450	27,351
Syntel, Inc.	1,200	21,672
TeleTech Holdings, Inc.	350	13,895
Unisys Corporation (a)	3,600	27,900
VeriFone Systems, Inc. (a)	100	1,977
		140,104
Semiconductors & Semiconductor Equipment — 5.5%
Alpha & Omega Semiconductor Ltd. (a)	283	4,494
Amkor Technology, Inc. (a)	1,100	9,658

See accompanying notes to financial statements.

26

ALAMBIC SMALL CAP GROWTH PLUS FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 95.1% (Continued)	Shares	Value
Information Technology — 25.6% (Continued)
Semiconductors & Semiconductor Equipment — 5.5% (Continued)
AXT, Inc. (a)	415	$3,237
Cirrus Logic, Inc. (a)	550	31,889
Cohu, Inc.	1,000	18,760
Entegris, Inc. (a)	100	2,545
IXYS Corporation (a)	900	20,700
Microsemi Corporation (a)	200	10,076
Nanometrics, Inc. (a)	100	2,579
Photronics, Inc. (a)	2,038	16,100
SMART Modular Technologies (WWH), Inc. (a)	200	3,974
Synaptics, Inc. (a)	500	20,785
		144,797
Software — 6.6%
ACI Worldwide, Inc. (a)	1,200	27,312
American Software, Inc. - Class A	1,500	16,515
Aspen Technology, Inc. (a)	500	31,625
Barracuda Networks, Inc. (a)	100	2,421
Blackbaud, Inc.	50	4,220
Manhattan Associates, Inc. (a)	550	23,128
MicroStrategy, Inc. - Class A (a)	120	15,480
Progress Software Corporation	600	20,148
Silver Spring Networks, Inc. (a)	600	7,596
TiVo Corporation	400	7,320
VASCO Data Security International, Inc. (a)	1,300	16,315
		172,080
Technology Hardware, Storage & Peripherals — 0.6%
Avid Technology, Inc. (a)	1,600	7,056
NCR Corporation (a)	250	9,133
		16,189
Materials — 8.7%
Chemicals — 5.3%
Chemours Company (The)	300	14,721
Core Molding Technologies, Inc.	100	2,057
Ferro Corporation (a)	100	1,927
LSB Industries, Inc. (a)	500	3,050
OMNOVA Solutions, Inc. (a)	2,801	24,369
PolyOne Corporation	500	18,070
Rayonier Advanced Materials, Inc.	1,073	14,721
Stepan Company	300	23,208
Tredegar Corporation	300	4,890
Trinseo S.A.	490	32,781
		139,794

See accompanying notes to financial statements.

27

ALAMBIC SMALL CAP GROWTH PLUS FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 95.1% (Continued)	Shares	Value
Materials — 8.7% (Continued)
Construction Materials — 0.7%
U.S. Concrete, Inc. (a)	200	$16,010
United States Lime & Minerals, Inc.	40	3,198
		19,208
Containers & Packaging — 1.8%
Greif, Inc. - Class A	700	42,315
Owens-Illinois, Inc. (a)	100	2,464
UFP Technologies, Inc. (a)	100	2,660
		47,439
Metals & Mining — 0.5%
AK Steel Holding Corporation (a)	1,200	6,720
Warrior Met Coal, Inc.	200	5,458
		12,178
Paper & Forest Products — 0.4%
Louisiana-Pacific Corporation (a)	400	10,192

Telecommunication Services — 0.4%
Diversified Telecommunication Services — 0.4%
Windstream Holdings, Inc.	4,300	8,901

Total Investments at Value — 95.1% (Cost $2,101,479)		$2,489,531

Other Assets in Excess of Liabilities — 4.9%		129,299

Net Assets — 100.0%		$2,618,830

(a)	Non-income producing security.

See accompanying notes to financial statements.

28

ALAMBIC MID CAP VALUE PLUS FUND SCHEDULE OF INVESTMENTS August 31, 2017
COMMON STOCKS — 94.9%	Shares	Value
Consumer Discretionary — 11.3%
Auto Components — 0.4%
BorgWarner, Inc.	80	$3,713

Automobiles — 1.3%
Harley-Davidson, Inc.	280	13,163

Diversified Consumer Services — 1.9%
H&R Block, Inc.	700	18,718

Hotels, Restaurants & Leisure — 2.2%
Aramark	40	1,628
Vail Resorts, Inc.	90	20,515
		22,143
Household Durables — 0.8%
CalAtlantic Group, Inc.	40	1,390
NVR, Inc. (a)	1	2,721
PulteGroup, Inc.	50	1,291
Whirlpool Corporation	14	2,402
		7,804
Internet & Direct Marketing Retail — 0.6%
Liberty Interactive Corporation QVC Group - Series A (a)	280	6,194

Media — 3.2%
AMC Networks, Inc. - Class A (a)	40	2,431
Discovery Communications, Inc. - Series A (a)	60	1,333
News Corporation - Class A	1,950	26,072
Viacom, Inc. - Class B	60	1,716
		31,552
Specialty Retail — 0.9%
Staples, Inc.	850	8,683

Consumer Staples — 7.0%
Beverages — 1.3%
Dr Pepper Snapple Group, Inc.	90	8,195
Molson Coors Brewing Company - Class B	50	4,488
		12,683
Food Products — 5.3%
Campbell Soup Company	40	1,848
Flowers Foods, Inc.	550	9,553
Ingredion, Inc.	10	1,238
J.M. Smucker Company (The)	80	8,381

See accompanying notes to financial statements.

29

ALAMBIC MID CAP VALUE PLUS FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 94.9% (Continued)	Shares	Value
Consumer Staples — 7.0% (Continued)
Food Products — 5.3% (Continued)
Kellogg Company	100	$6,546
Seaboard Corporation	2	8,591
Tyson Foods, Inc. - Class A	260	16,458
		52,615
Household Products — 0.4%
HRG Group, Inc. (a)	100	1,579
Spectrum Brands Holdings, Inc.	20	2,199
		3,778
Energy — 7.1%
Energy Equipment & Services — 0.7%
RPC, Inc.	350	6,793

Oil, Gas & Consumable Fuels — 6.4%
Anadarko Petroleum Corporation	385	15,758
Apache Corporation	20	777
ConocoPhillips	240	10,478
CONSOL Energy, Inc. (a)	100	1,455
Devon Energy Corporation	100	3,140
HollyFrontier Corporation	300	9,393
Marathon Petroleum Corporation	140	7,343
Noble Energy, Inc.	350	8,320
Range Resources Corporation	50	868
Valero Energy Corporation	80	5,448
		62,980
Financials — 10.6%
Banks — 4.1%
Bank of the Ozarks, Inc.	60	2,577
Citizens Financial Group, Inc.	120	3,975
Comerica, Inc.	60	4,095
Cullen/Frost Bankers, Inc.	20	1,684
East West Bancorp, Inc.	140	7,752
Huntington Bancshares, Inc.	200	2,518
KeyCorp	300	5,163
M&T Bank Corporation	20	2,957
SunTrust Banks, Inc.	100	5,510
SVB Financial Group (a)	20	3,387
Western Alliance Bancorp (a)	20	965
		40,583
Capital Markets — 1.5%
E*TRADE Financial Corporation (a)	20	820
Eaton Vance Corporation	80	3,807

See accompanying notes to financial statements.

30

ALAMBIC MID CAP VALUE PLUS FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 94.9% (Continued)	Shares	Value
Financials — 10.6% (Continued)
Capital Markets — 1.5% (Continued)
Franklin Resources, Inc.	20	$865
Invesco Ltd.	80	2,622
Northern Trust Corporation	60	5,310
Raymond James Financial, Inc.	20	1,566
		14,990
Consumer Finance — 0.7%
Ally Financial, Inc.	250	5,650
Discover Financial Services	20	1,179
		6,829
Diversified Financial Services — 0.5%
MarketAxess Holdings, Inc.	25	4,824

Insurance — 3.8%
Assurant, Inc.	20	1,894
Berkley (W.R.) Corporation	60	3,999
CNA Financial Corporation	140	6,868
Erie Indemnity Company - Class A	40	4,832
Lincoln National Corporation	100	6,786
Markel Corporation (a)	1	1,052
Old Republic International Corporation	100	1,909
Principal Financial Group, Inc.	20	1,250
Unum Group	180	8,672
		37,262
Health Care — 12.5%
Biotechnology — 3.2%
AbbVie, Inc.	50	3,765
Bioverativ, Inc. (a)	140	7,936
Exelixis, Inc. (a)	150	4,386
Ionis Pharmaceuticals, Inc. (a)	30	1,609
United Therapeutics Corporation (a)	27	3,532
Vertex Pharmaceuticals, Inc. (a)	65	10,435
		31,663
Health Care Equipment & Supplies — 4.8%
Baxter International, Inc.	210	13,028
Hill-Rom Holdings, Inc.	180	13,853
Hologic, Inc. (a)	220	8,492
Varian Medical Systems, Inc. (a)	90	9,563
Zimmer Biomet Holdings, Inc.	20	2,285
		47,221

See accompanying notes to financial statements.

31

ALAMBIC MID CAP VALUE PLUS FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 94.9% (Continued)	Shares	Value
Health Care — 12.5%
Health Care Providers & Services — 1.5%
Express Scripts Holding Company (a)	200	$12,564
Laboratory Corporation of America Holdings (a)	15	2,353
		14,917
Life Sciences Tools & Services — 2.5%
Agilent Technologies, Inc.	20	1,295
Bruker Corporation	310	9,018
Charles River Laboratories International, Inc. (a)	80	8,704
PerkinElmer, Inc.	85	5,694
		24,711
Pharmaceuticals — 0.5%
Merck & Company, Inc.	20	1,277
Pfizer, Inc.	100	3,392
		4,669
Industrials — 11.4%
Aerospace & Defense — 1.9%
L3 Technologies, Inc.	40	7,259
Textron, Inc.	230	11,291
		18,550
Airlines — 0.6%
JetBlue Airways Corporation (a)	300	5,943

Building Products — 0.4%
Owens Corning	50	3,706

Construction & Engineering — 0.6%
MasTec, Inc. (a)	40	1,632
Quanta Services, Inc. (a)	120	4,312
		5,944
Industrial Conglomerates — 0.3%
Honeywell International, Inc.	20	2,765

Machinery — 6.4%
AGCO Corporation	140	9,583
Allison Transmission Holdings, Inc.	540	18,754
Crane Company	100	7,423
Cummins, Inc.	46	7,332
Oshkosh Corporation	270	20,142
		63,234
Professional Services — 1.2%
ManpowerGroup, Inc.	100	11,151

See accompanying notes to financial statements.

32

ALAMBIC MID CAP VALUE PLUS FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 94.9% (Continued)	Shares	Value
Industrials — 11.4% (Continued)
Professional Services — 1.2% (Continued)
Robert Half International, Inc.	20	$906
		12,057
Information Technology — 12.7%
Communications Equipment — 0.5%
Harris Corporation	40	4,916

Electronic Equipment, Instruments & Components — 2.5%
Avnet, Inc.	540	20,828
SYNNEX Corporation	10	1,196
Zebra Technologies Corporation - Class A (a)	30	3,092
		25,116
IT Services — 3.0%
Amdocs Ltd.	50	3,239
Leidos Holdings, Inc.	120	6,998
MAXIMUS, Inc.	170	10,333
Total System Services, Inc.	40	2,765
Western Union Company (The)	350	6,622
		29,957
Semiconductors & Semiconductor Equipment — 1.9%
Cypress Semiconductor Corporation	700	9,583
ON Semiconductor Corporation (a)	100	1,708
Teradyne, Inc.	210	7,478
		18,769
Software — 2.9%
CA, Inc.	220	7,300
Cadence Design Systems, Inc. (a)	60	2,358
Nuance Communications, Inc. (a)	620	9,963
Synopsys, Inc. (a)	110	8,846
		28,467
Technology Hardware, Storage & Peripherals — 1.9%
HP, Inc.	330	6,296
Western Digital Corporation	135	11,917
		18,213
Materials — 9.2%
Chemicals — 4.3%
Huntsman Corporation	640	17,005
PPG Industries, Inc.	70	7,302
Scotts Miracle-Gro Company (The)	190	18,162
		42,469

See accompanying notes to financial statements.

33

ALAMBIC MID CAP VALUE PLUS FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 94.9% (Continued)	Shares	Value
Materials — 9.2% (Continued)
Containers & Packaging — 3.8%
Owens-Illinois, Inc. (a)	800	$19,712
Packaging Corporation of America	50	5,621
WestRock Company	220	12,520
		37,853
Metals & Mining — 1.1%
Nucor Corporation	20	1,102
Reliance Steel & Aluminum Company	40	2,897
Steel Dynamics, Inc.	200	6,890
		10,889
Real Estate — 9.1%
Equity Real Estate Investment Trusts (REITs) — 9.1%
Alexandria Real Estate Equities, Inc.	10	1,213
American Homes 4 Rent - Class A	50	1,108
AvalonBay Communities, Inc.	5	939
Boston Properties, Inc.	30	3,618
Brixmor Property Group, Inc.	250	4,680
Duke Realty Corporation	50	1,486
Essex Property Trust, Inc.	5	1,330
Extra Space Storage, Inc.	20	1,553
Forest City Realty Trust, Inc. - Class A	100	2,396
GGP, Inc.	200	4,150
HCP, Inc.	50	1,490
Hospitality Properties Trust	100	2,736
Host Hotels & Resorts, Inc.	250	4,530
Hudson Pacific Properties, Inc.	350	11,550
Invitation Homes, Inc.	200	4,628
Kilroy Realty Corporation	100	6,923
Macerich Company (The)	100	5,277
Mid-America Apartment Communities, Inc.	30	3,194
Omega Healthcare Investors, Inc.	50	1,594
Prologis, Inc.	40	2,534
Regency Centers Corporation	20	1,286
SL Green Realty Corporation	40	3,855
Vornado Realty Trust	120	8,939
Welltower, Inc.	20	1,464
Weyerhaeuser Company	220	7,174
		89,647
Telecommunication Services — 1.0%
Diversified Telecommunication Services — 0.4%
CenturyLink, Inc.	200	3,944

See accompanying notes to financial statements.

34

ALAMBIC MID CAP VALUE PLUS FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 94.9% (Continued)	Shares	Value
Telecommunication Services — 1.0% (Continued)
Wireless Telecommunication Services — 0.6%
Telephone and Data Systems, Inc.	190	$5,569

Utilities — 3.0%
Electric Utilities — 1.5%
Edison International	40	3,207
Eversource Energy	20	1,260
OGE Energy Corporation	140	5,001
PPL Corporation	100	3,924
Westar Energy, Inc.	40	2,053
		15,445
Multi-Utilities — 1.5%
MDU Resources Group, Inc.	350	9,464
NiSource, Inc.	100	2,687
SCANA Corporation	40	2,415
		14,566

Total Common Stocks (Cost $903,577)		$936,507

RIGHTS — 0.0%	Shares	Value
Media General, Inc. - CVR (a)(b) (Cost $0)	120	$0

Total Investments at Value — 94.9% (Cost $903,577)		$936,507

Other Assets in Excess of Liabilities — 5.1%		50,380

Net Assets — 100.0%		$986,887

CVR - Contingent Value Right.
(a)	Non-income producing security.
(b)
Illiquid security. Security value has been determined in good faith pursuant to procedures adopted by the Board of Trustees. The total value of such securities is $0 at August 31, 2017, representing 0.0% of net assets (Note 2).

See accompanying notes to financial statements.

35

ALAMBIC MID CAP GROWTH PLUS FUND SCHEDULE OF INVESTMENTS August 31, 2017
COMMON STOCKS — 97.7%	Shares	Value
Consumer Discretionary — 13.8%
Automobiles — 1.4%
Harley-Davidson, Inc.	300	$14,103

Distributors — 0.5%
LKQ Corporation (a)	160	5,544

Diversified Consumer Services — 1.8%
H&R Block, Inc.	700	18,718

Hotels, Restaurants & Leisure — 2.9%
Darden Restaurants, Inc.	20	1,642
Scientific Games Corporation - Class A (a)	100	3,520
Vail Resorts, Inc.	110	25,074
		30,236
Household Durables — 1.6%
NVR, Inc. (a)	6	16,325

Internet & Direct Marketing Retail — 0.3%
Liberty Interactive Corporation QVC Group - Series A (a)	120	2,655

Leisure Products — 1.2%
Brunswick Corporation	140	7,347
Polaris Industries, Inc.	50	4,662
		12,009
Media — 3.8%
AMC Networks, Inc. - Class A (a)	100	6,078
Lions Gate Entertainment Corporation - Class A (a)	250	7,433
News Corporation - Class A	1,936	25,884
		39,395
Specialty Retail — 0.3%
Staples, Inc.	350	3,575

Consumer Staples — 5.5%
Beverages — 1.1%
Dr Pepper Snapple Group, Inc.	125	11,381

Food & Staples Retailing — 0.3%
Kroger Company (The)	150	3,280

See accompanying notes to financial statements.

36

ALAMBIC MID CAP GROWTH PLUS FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 97.7% (Continued)	Shares	Value
Consumer Staples — 5.5% (Continued)
Food Products — 4.1%
Flowers Foods, Inc.	450	$7,816
J.M. Smucker Company (The)	110	11,524
Kellogg Company	140	9,164
Seaboard Corporation	1	4,296
Tyson Foods, Inc. - Class A	145	9,179
		41,979
Energy — 3.2%
Energy Equipment & Services — 0.7%
RPC, Inc.	350	6,793

Oil, Gas & Consumable Fuels — 2.5%
Anadarko Petroleum Corporation	302	12,361
Cabot Oil & Gas Corporation	100	2,555
Devon Energy Corporation	100	3,140
HollyFrontier Corporation	150	4,696
Noble Energy, Inc.	150	3,566
		26,318
Financials — 4.4%
Banks — 1.2%
First Republic Bank	55	5,338
SVB Financial Group (a)	41	6,943
		12,281
Capital Markets — 2.0%
Affiliated Managers Group, Inc.	26	4,594
Eaton Vance Corporation	90	4,282
Moody's Corporation	25	3,351
S&P Global, Inc.	10	1,543
SEI Investments Company	40	2,338
T. Rowe Price Group, Inc.	30	2,531
TD Ameritrade Holding Corporation	60	2,599
		21,238
Diversified Financial Services — 0.6%
CBOE Holdings, Inc.	20	2,018
MarketAxess Holdings, Inc.	20	3,859
		5,877
Insurance — 0.6%
Marsh & McLennan Companies, Inc.	30	2,343
Progressive Corporation (The)	80	3,718
		6,061

See accompanying notes to financial statements.

37

ALAMBIC MID CAP GROWTH PLUS FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 97.7% (Continued)	Shares	Value
Health Care — 18.2%
Biotechnology — 6.9%
AbbVie, Inc.	75	$5,647
Biogen, Inc. (a)	18	5,698
Bioverativ, Inc. (a)	260	14,739
Celgene Corporation (a)	18	2,501
Exelixis, Inc. (a)	50	1,462
Incyte Corporation (a)	59	8,107
Ionis Pharmaceuticals, Inc. (a)	120	6,434
Regeneron Pharmaceuticals, Inc. (a)	14	6,957
Vertex Pharmaceuticals, Inc. (a)	125	20,068
		71,613
Health Care Equipment & Supplies — 5.3%
Baxter International, Inc.	80	4,963
Becton, Dickinson and Company	8	1,596
C.R. Bard, Inc.	10	3,208
Hill-Rom Holdings, Inc.	280	21,549
Hologic, Inc. (a)	240	9,264
Varian Medical Systems, Inc. (a)	130	13,812
		54,392
Health Care Providers & Services — 1.9%
Express Scripts Holding Company (a)	280	17,590
McKesson Corporation	10	1,493
		19,083
Health Care Technology — 0.1%
Cerner Corporation (a)	20	1,356

Life Sciences Tools & Services — 3.4%
Bruker Corporation	390	11,345
Charles River Laboratories International, Inc. (a)	155	16,864
PerkinElmer, Inc.	100	6,699
		34,908
Pharmaceuticals — 0.6%
Bristol-Myers Squibb Company	30	1,814
Eli Lilly & Company	20	1,626
Zoetis, Inc.	40	2,508
		5,948
Industrials — 14.8%
Aerospace & Defense — 1.1%
L3 Technologies, Inc.	30	5,444
Textron, Inc.	120	5,891
		11,335

See accompanying notes to financial statements.

38

ALAMBIC MID CAP GROWTH PLUS FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 97.7% (Continued)	Shares	Value
Industrials — 14.8% (Continued)
Air Freight & Logistics — 0.7%
FedEx Corporation	34	$7,289

Airlines — 1.5%
Alaska Air Group, Inc.	120	8,959
JetBlue Airways Corporation (a)	350	6,934
		15,893
Commercial Services & Supplies — 0.5%
Deluxe Corporation	75	5,201

Construction & Engineering — 2.2%
MasTec, Inc. (a)	280	11,424
Quanta Services, Inc. (a)	300	10,779
		22,203
Electrical Equipment — 1.0%
Rockwell Automation, Inc.	60	9,844

Machinery — 6.0%
AGCO Corporation	140	9,583
Allison Transmission Holdings, Inc.	720	25,005
Crane Company	20	1,485
Cummins, Inc.	50	7,969
Oshkosh Corporation	240	17,904
		61,946
Professional Services — 1.3%
ManpowerGroup, Inc.	70	7,806
TransUnion (a)	120	5,743
		13,549
Trading Companies & Distributors — 0.5%
Grainger (W.W.), Inc.	30	4,877

Information Technology — 28.1%
Communications Equipment — 0.6%
Harris Corporation	30	3,687
Juniper Networks, Inc.	100	2,773
		6,460
Electronic Equipment, Instruments & Components — 2.2%
Avnet, Inc.	280	10,800
SYNNEX Corporation	40	4,784
Zebra Technologies Corporation - Class A (a)	65	6,701
		22,285

See accompanying notes to financial statements.

39

ALAMBIC MID CAP GROWTH PLUS FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 97.7% (Continued)	Shares	Value
Information Technology — 28.1% (Continued)
Internet Software & Services — 1.1%
eBay, Inc. (a)	60	$2,168
GoDaddy, Inc. - Class A (a)	90	4,034
IAC/InterActiveCorp (a)	50	5,675
		11,877
IT Services — 8.3%
Booz Allen Hamilton Holding Corporation	300	10,233
Broadridge Financial Solutions, Inc.	20	1,563
Cognizant Technology Solutions Corporation - Class A	120	8,492
CSRA, Inc.	100	3,151
Jack Henry & Associates, Inc.	20	2,061
Leidos Holdings, Inc.	180	10,498
MAXIMUS, Inc.	290	17,626
Total System Services, Inc.	240	16,589
Western Union Company (The)	800	15,136
		85,349
Semiconductors & Semiconductor Equipment — 6.2%
Cypress Semiconductor Corporation	400	5,476
Lam Research Corporation	65	10,789
Maxim Integrated Products, Inc.	320	14,931
ON Semiconductor Corporation (a)	700	11,956
Skyworks Solutions, Inc.	55	5,795
Teradyne, Inc.	410	14,600
		63,547
Software — 7.8%
Activision Blizzard, Inc.	60	3,933
Aspen Technology, Inc. (a)	150	9,487
Cadence Design Systems, Inc. (a)	340	13,359
Citrix Systems, Inc. (a)	145	11,340
Electronic Arts, Inc. (a)	30	3,645
Nuance Communications, Inc. (a)	710	11,410
SS&C Technologies Holdings, Inc.	80	3,097
Symantec Corporation	600	17,988
Synopsys, Inc. (a)	80	6,434
		80,693
Technology Hardware, Storage & Peripherals — 1.9%
HP, Inc.	750	14,310
Western Digital Corporation	60	5,296
		19,606

See accompanying notes to financial statements.

40

ALAMBIC MID CAP GROWTH PLUS FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 97.7% (Continued)	Shares	Value
Materials — 9.1%
Chemicals — 3.0%
Chemours Company (The)	80	$3,926
Huntsman Corporation	140	3,720
PPG Industries, Inc.	50	5,216
Scotts Miracle-Gro Company (The)	192	18,353
		31,215
Containers & Packaging — 5.3%
Berry Global Group, Inc. (a)	100	5,624
Owens-Illinois, Inc. (a)	750	18,480
Packaging Corporation of America	100	11,241
Sonoco Products Company	400	19,304
		54,649
Metals & Mining — 0.8%
Nucor Corporation	20	1,102
Steel Dynamics, Inc.	209	7,200
		8,302
Real Estate — 0.6%
Equity Real Estate Investment Trusts (REITs) — 0.5%
Colony NorthStar, Inc. - Class A	200	2,622
Gaming and Leisure Properties, Inc.	60	2,351
		4,973
Real Estate Management & Development — 0.1%
CBRE Group, Inc. - Class A (a)	20	722

Total Investments at Value — 97.7% (Cost $938,044)		$1,006,883

Other Assets in Excess of Liabilities — 2.3%		23,290

Net Assets — 100.0%		$1,030,173

(a)	Non-income producing security.

See accompanying notes to financial statements.

41

ALAMBIC FUNDS STATEMENTS OF ASSETS AND LIABILITIES August 31, 2017
	Alambic Small Cap Value Plus Fund	Alambic Small Cap Growth Plus Fund
ASSETS
Investments in securities:
At acquisition cost	$2,355,240	$2,101,479
At value (Note 2)	$2,591,417	$2,489,531
Cash (Note 2)	149,571	125,042
Dividends receivable	1,720	1,277
Receivable for investment securities sold	44,171	26,434
Receivable from Adviser (Note 4)	9,775	9,846
Other assets	2,372	2,370
Total assets	2,799,026	2,654,500

LIABILITIES
Payable for investment securities purchased	41,428	24,876
Payable to administrator (Note 4)	6,523	6,522
Other accrued expenses	4,372	4,272
Total liabilities	52,323	35,670

NET ASSETS	$2,746,703	$2,618,830

NET ASSETS CONSIST OF:
Paid-in capital	$2,199,754	$1,997,509
Accumulated net investment loss	(2,876)	(10,299)
Accumulated net realized gains from investment transactions	313,648	243,568
Net unrealized appreciation on investments	236,177	388,052
NET ASSETS	$2,746,703	$2,618,830

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	219,644	202,570

Net asset value, offering price and redemption price (Note 2)	$12.51	$12.93

See accompanying notes to financial statements.

42

ALAMBIC FUNDS STATEMENTS OF ASSETS AND LIABILITIES August 31, 2017 (Continued)
	Alambic Mid Cap Value Plus Fund	Alambic Mid Cap Growth Plus Fund
ASSETS
Investments in securities:
At acquisition cost	$903,577	$938,044
At value (Note 2)	$936,507	$1,006,883
Cash (Note 2)	53,427	23,360
Dividends receivable	1,348	1,153
Receivable for investment securities sold	11,661	8,140
Receivable from Adviser (Note 4)	9,158	9,131
Other assets	2,239	2,238
Total assets	1,014,340	1,050,905

LIABILITIES
Payable for investment securities purchased	17,423	10,652
Payable to administrator (Note 4)	6,008	6,009
Other accrued expenses	4,022	4,071
Total liabilities	27,453	20,732

NET ASSETS	$986,887	$1,030,173

NET ASSETS CONSIST OF:
Paid-in capital	$958,596	$959,635
Accumulated net investment income	6,454	1,660
Accumulated net realized gains (losses) from investment transactions	(11,093)	39
Net unrealized appreciation on investments	32,930	68,839
NET ASSETS	$986,887	$1,030,173

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	93,932	93,646

Net asset value, offering price and redemption price (Note 2)	$10.51	$11.00

See accompanying notes to financial statements.

43

ALAMBIC FUNDS STATEMENTS OF OPERATIONS For the Year ended August 31, 2017
	Alambic Small Cap Value Plus Fund	Alambic Small Cap Growth Plus Fund
INVESTMENT INCOME
Dividend income	$33,803	$16,898
Foreign withholding taxes on dividends	(21)	(5)
Total investment income	33,782	16,893

EXPENSES
Professional fees	36,311	36,311
Fund accounting fees (Note 4)	27,277	26,249
Administration fees (Note 4)	27,000	26,000
Investment advisory fees (Note 4)	26,255	23,666
Compliance fees (Note 4)	12,000	12,000
Transfer agent fees (Note 4)	12,000	12,000
Custody and bank service fees	11,964	11,964
Trustees' fees and expenses (Note 4)	9,997	9,997
Pricing costs	4,661	4,514
Insurance expense	3,024	3,024
Printing of shareholder reports	2,577	2,577
Registration and filing fees	2,617	2,419
Postage and supplies	2,235	1,831
Other expenses	6,163	7,490
Total expenses	184,081	180,042
Less fee reductions and expense reimbursements by the Adviser (Note 4)	(151,500)	(150,695)
Net expenses	32,581	29,347

NET INVESTMENT INCOME (LOSS)	1,201	(12,454)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains from investment transactions	372,341	262,862
Net change in unrealized appreciation (depreciation) on investments	(163,060)	110,903
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	209,281	373,765

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$210,482	$361,311

See accompanying notes to financial statements.

44

ALAMBIC FUNDS STATEMENTS OF OPERATIONS For the Period ended August 31, 2017 (a) (Continued)
	Alambic Mid Cap Value Plus Fund	Alambic Mid Cap Growth Plus Fund
INVESTMENT INCOME
Dividend income	$10,946	$6,399

EXPENSES
Fund accounting fees (Note 4)	16,052	16,056
Administration fees (Note 4)	16,000	16,000
Professional fees	13,320	13,319
Trustees' fees and expenses (Note 4)	8,888	8,888
Compliance fees (Note 4)	8,000	8,000
Transfer agent fees (Note 4)	8,000	8,000
Custody and bank service fees	7,561	7,561
Investment advisory fees (Note 4)	3,699	3,903
Pricing costs	1,856	2,026
Registration and filing fees	1,525	1,525
Postage and supplies	1,140	1,140
Printing of shareholder reports	1,120	1,150
Insurance expense	417	417
Other expenses	2,906	2,905
Total expenses	90,484	90,890
Less fee reductions and expense reimbursements by the Adviser (Note 4)	(85,992)	(86,151)
Net expenses	4,492	4,739

NET INVESTMENT INCOME	6,454	1,660

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains (losses) from investment transactions	(11,093)	39
Net change in unrealized appreciation (depreciation) on investments	32,930	68,839
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	21,837	68,878

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$28,291	$70,538

(a)	Represents the period from the commencement of operations (December 29, 2016) through August 31, 2017.
See accompanying notes to financial statements.

45

ALAMBIC SMALL CAP VALUE PLUS FUND STATEMENTS OF CHANGES IN NET ASSETS
	Year Ended August 31, 2017	Period Ended August 31, 2016(a)
FROM OPERATIONS
Net investment income	$1,201	$11,157
Net realized gains (losses) from investment transactions	372,341	(58,693)
Net change in unrealized appreciation (depreciation) on investments	(163,060)	399,237
Net increase in net assets resulting from operations	210,482	351,701

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(9,727)	(5,507)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	1,132,000	2,215,345
Net asset value of shares issued in reinvestment of distributions to shareholders	9,727	5,507
Payments for shares redeemed	(1,162,825)	—
Net increase (decrease) from capital share transactions	(21,098)	2,220,852

TOTAL INCREASE IN NET ASSETS	179,657	2,567,046

NET ASSETS
Beginning of period	2,567,046	—
End of period	$2,746,703	$2,567,046

ACCUMULATED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$(2,876)	$5,650

CAPITAL SHARE ACTIVITY
Shares sold	87,279	220,726
Shares issued in reinvestment of distributions to shareholders	742	542
Shares redeemed	(89,645)	—
Net increase (decrease) in shares outstanding	(1,624)	221,268
Shares outstanding at beginning of period	221,268	—
Shares outstanding at end of period	219,644	221,268

(a)	Represents the period from the commencement of operations (September 1, 2015) through August 31, 2016.
See accompanying notes to financial statements.

46

ALAMBIC SMALL CAP GROWTH PLUS FUND STATEMENTS OF CHANGES IN NET ASSETS
	Year Ended August 31, 2017	Period Ended August 31, 2016(a)
FROM OPERATIONS
Net investment loss	$(12,454)	$(1,761)
Net realized gains (losses) from investment transactions	262,862	(19,294)
Net change in unrealized appreciation (depreciation) on investments	110,903	277,149
Net increase in net assets resulting from operations	361,311	256,094

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	788,000	1,989,605
Payments for shares redeemed	(776,180)	—
Net increase from capital share transactions	11,820	1,989,605

TOTAL INCREASE IN NET ASSETS	373,131	2,245,699

NET ASSETS
Beginning of period	2,245,699	—
End of period	$2,618,830	$2,245,699

ACCUMULATED NET INVESTMENT LOSS	$(10,299)	$(1,697)

CAPITAL SHARE ACTIVITY
Shares sold	63,894	201,597
Shares redeemed	(62,921)	—
Net increase in shares outstanding	973	201,597
Shares outstanding at beginning of period	201,597	—
Shares outstanding at end of period	202,570	201,597

(a)	Represents the period from the commencement of operations (December 29, 2015) through August 31, 2016.
See accompanying notes to financial statements.

47

ALAMBIC MID CAP VALUE PLUS FUND STATEMENT OF CHANGES IN NET ASSETS
Period Ended August 31, 2017(a)
FROM OPERATIONS
Net investment income	$6,454
Net realized losses from investment transactions	(11,093)
Net change in unrealized appreciation (depreciation) on investments	32,930
Net increase in net assets resulting from operations	28,291

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	958,596

TOTAL INCREASE IN NET ASSETS	986,887

NET ASSETS
Beginning of period	—
End of period	$986,887

ACCUMULATED NET INVESTMENT INCOME	$6,454

CAPITAL SHARE ACTIVITY
Shares sold	93,932
Shares outstanding at beginning of period	—
Shares outstanding at end of period	93,932

(a)	Represents the period from the commencement of operations (December 29, 2016) through August 31, 2017.
See accompanying notes to financial statements.

48

ALAMBIC MID CAP GROWTH PLUS FUND STATEMENT OF CHANGES IN NET ASSETS
Period Ended August 31, 2017(a)
FROM OPERATIONS
Net investment income	$1,660
Net realized gains from investment transactions	39
Net change in unrealized appreciation (depreciation) on investments	68,839
Net increase in net assets resulting from operations	70,538

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	959,635

TOTAL INCREASE IN NET ASSETS	1,030,173

NET ASSETS
Beginning of period	—
End of period	$1,030,173

ACCUMULATED NET INVESTMENT INCOME	$1,660

CAPITAL SHARE ACTIVITY
Shares sold	93,646
Shares outstanding at beginning of period	—
Shares outstanding at end of period	93,646

(a)	Represents the period from the commencement of operations (December 29, 2016) through August 31, 2017.
See accompanying notes to financial statements.

49

ALAMBIC SMALL CAP VALUE PLUS FUND FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period
	Year Ended August 31, 2017	Period Ended August 31, 2016(a)
Net asset value at beginning of period	$11.60	$10.00

Income from investment operations:
Net investment income	0.01	0.05
Net realized and unrealized gains on investments	0.94	1.58
Total from investment operations	0.95	1.63

Less distributions:
Dividends from net investment income	(0.04)	(0.03)

Net asset value at end of period	$12.51	$11.60

Total return (b)	8.20%	16.31	%(c)

Net assets at end of period (000's)	$2,747	$2,567

Ratios/supplementary data:
Ratio of total expenses to average net assets	6.65%	7.24	%(d)

Ratio of net expenses to average net assets (e)	1.18%	1.20	%(d)

Ratio of net investment income to average net assets (e)	0.04%	0.53	%(d)

Portfolio turnover rate	226%	350	%(c)

(a)	Represents the period from the commencement of operations (September 1, 2015) through August 31, 2016.
(b)
Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced advisory fees and reimbursed expenses (Note 4).

(c)	Not annualized.
(d)	Annualized.
(e)	Ratio was determined after advisory fee reductions and expense reimbursements (Note 4).
See accompanying notes to financial statements.

50

ALAMBIC SMALL CAP GROWTH PLUS FUND FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period
	Year Ended August 31, 2017	Period Ended August 31, 2016(a)
Net asset value at beginning of period	$11.14	$10.00

Income (loss) from investment operations:
Net investment loss	(0.06)	(0.01)
Net realized and unrealized gains on investments	1.85	1.15
Total from investment operations	1.79	1.14

Net asset value at end of period	$12.93	$11.14

Total return (b)	16.07%	11.40	%(c)

Net assets at end of period (000's)	$2,619	$2,246

Ratios/supplementary data:
Ratio of total expenses to average net assets	7.22%	8.89	%(d)

Ratio of net expenses to average net assets (e)	1.18%	1.20	%(d)

Ratio of net investment loss to average net assets (e)	(0.50%)	(0.16	%)(d)

Portfolio turnover rate	199%	309	%(c)

(a)	Represents the period from the commencement of operations (December 29, 2015) through August 31, 2016.
(b)
Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced advisory fees and reimbursed expenses (Note 4).

(c)	Not annualized.
(d)	Annualized.
(e)	Ratio was determined after advisory fee reductions and expense reimbursements (Note 4).
See accompanying notes to financial statements.

51

ALAMBIC MID CAP VALUE PLUS FUND FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout the Period
	Period Ended August 31, 2017(a)
Net asset value at beginning of period	$10.00

Income from investment operations:
Net investment income	0.07
Net realized and unrealized gains on investments	0.44
Total from investment operations	0.51

Net asset value at end of period	$10.51

Total return (b)	5.10	%(c)

Net assets at end of period (000's)	$987

Ratios/supplementary data:
Ratio of total expenses to average net assets	17.03	%(d)

Ratio of net expenses to average net assets (e)	0.85	%(d)

Ratio of net investment income to average net assets (e)	1.22	%(d)

Portfolio turnover rate	239	%(c)

(a)	Represents the period from the commencement of operations (December 29, 2016) through August 31, 2017.
(b)
Total return is a measure of the change in value of an investment in the Fund over the period covered. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would be lower if the Adviser had not reduced advisory fees and reimbursed expenses (Note 4).

(c)	Not annualized.
(d)	Annualized.
(e)	Ratio was determined after advisory fee reductions and expense reimbursements (Note 4).
See accompanying notes to financial statements.

52

ALAMBIC MID CAP GROWTH PLUS FUND FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout the Period
	Period Ended August 31, 2017(a)
Net asset value at beginning of period	$10.00

Income from investment operations:
Net investment income	0.02
Net realized and unrealized gains on investments	0.98
Total from investment operations	1.00

Net asset value at end of period	$11.00

Total return (b)	10.00	%(c)

Net assets at end of period (000's)	$1,030

Ratios/supplementary data:
Ratio of total expenses to average net assets	16.22	%(d)

Ratio of net expenses to average net assets (e)	0.85	%(d)

Ratio of net investment income to average net assets (e)	0.30	%(d)

Portfolio turnover rate	217	%(c)

(a)	Represents the period from the commencement of operations (December 29, 2016) through August 31, 2017.
(b)
Total return is a measure of the change in value of an investment in the Fund over the period covered. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would be lower if the Adviser had not reduced advisory fees and reimbursed expenses (Note 4).

(c)	Not annualized.
(d)	Annualized.
(e)	Ratio was determined after advisory fee reductions and expense reimbursements (Note 4).
See accompanying notes to financial statements.

53

ALAMBIC FUNDS
NOTES TO FINANCIAL STATEMENTS
August 31, 2017

1. Organization

Alambic Small Cap Value Plus Fund, Alambic Small Cap Growth Plus Fund, Alambic Mid Cap Value Plus Fund and Alambic Mid Cap Growth Plus Fund (individually, a “Fund” and collectively, the “Funds”) are each a diversified series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report. Alambic Small Cap Value Plus Fund commenced operations on September 1, 2015. Alambic Small Cap Growth Plus Fund commenced operations on December 29, 2015. Alambic Mid Cap Value Plus Fund and Alambic Mid Cap Growth Plus Fund each commenced operations on December 29, 2016.

The investment objective of each Fund is to seek long-term capital appreciation.

2. Significant Accounting Policies

In October 2016, the U.S. Securities and Exchange Commission (the “SEC”) adopted amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. The Funds have adopted these amendments, which were effective August 1, 2017, with these financial statements.

The following is a summary of the Funds’ significant accounting policies used in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Securities valuation – Each Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Funds value their listed securities, including common stocks, on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. The Funds value securities traded in the over-the-counter market at the last sale price, if available, otherwise at the most recently quoted mean price. When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Funds value their securities and other assets at fair value pursuant to procedures established by and under the direction of the Board of Trustees (the “Board”) of the Trust. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate each Fund’s net asset value (“NAV”) may differ from quoted or published prices for the same securities.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

54

ALAMBIC FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Funds’ investments as of August 31, 2017:

Alambic Small Cap Value Plus Fund	Level 1	Level 2	Level 3		Total
Common Stocks	$2,591,417	$—	$—		$2,591,417
Rights	—	—	0	*	0
Total	$2,591,417	$—	$0	*	$2,591,417

Alambic Small Cap Growth Plus Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$2,489,531	$—	$—	$2,489,531

Alambic Mid Cap Value Plus Fund	Level 1	Level 2	Level 3		Total
Common Stocks	$936,507	$—	$—		$936,507
Rights	—	—	0	*	0
Total	$936,507	$—	$0	*	$936,507

Alambic Mid Cap Growth Plus Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$1,006,883	$—	$—	$1,006,883

*	Alambic Small Cap Value Plus Fund and Alambic Mid Cap Value Plus Fund hold Rights which have been fair valued at $0.

Refer to the Funds’ Schedules of Investments for a listing of the common stocks by industry type. As of August 31, 2017, the Funds did not have any transfers between Levels. It is the Funds’ policy to recognize transfers between Levels at the end of the reporting period. There were no Level 3 securities held by Alambic Small Cap Growth Plus Fund and Alambic Mid Cap Growth Plus Fund as of August 31, 2017.

55

ALAMBIC FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

The following is a reconciliation of Level 3 securities of Alambic Small Cap Value Plus Fund and Alambic Mid Cap Value Plus Fund for which significant unobservable inputs were used to determine fair value between August 31, 2016 and August 31, 2017.

	Alambic Small Cap Value Plus Fund		Alambic Mid Cap Value Plus Fund(a)
Balance as of August 31, 2016	$—		$—
Receipt of Rights from corporate actions	0	*	0	*
Balance as of August 31, 2017	$0	*	$0	*

(a)	Represents the period from the commencement of operations (December 29, 2016) through August 31, 2017.
*	Alambic Small Cap Value Plus Fund and Alambic Mid Cap Value Plus Fund hold Rights which have been fair valued at $0.

The total amount of unrealized appreciation on Level 3 securities was $0 for both Alambic Small Cap Value Plus Fund and Alambic Mid Cap Value Plus Fund as of August 31, 2017.

The following table summarizes the valuation techniques used and unobservable inputs developed by the Board to determine the fair value of the Level 3 investments:

Alambic Small Cap Value Plus Fund

	Fair Value at 08/31/2017	Valuation Technique	Unobservable Input	Range	Impact to Valuation from an Increase in Input**
Rights	$ 0*	Deemed Worthless	Discount Percentage	100%	Decrease

Alambic Mid Cap Value Plus Fund

	Fair Value at 08/31/2017	Valuation Technique	Unobservable Input	Range	Impact to Valuation from an Increase in Input**
Rights	$ 0*	Deemed Worthless	Discount Percentage	100%	Decrease

*	Alambic Small Cap Value Plus Fund and Alambic Mid Cap Value Plus Fund hold Rights which have been fair valued at $0.
**
This column represents the directional change in fair value of the Level 3 investments that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

56

ALAMBIC FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

Cash account – Each Fund’s cash is held in a bank account with balances which may exceed the amount covered by federal deposit insurance. As of August 31, 2017, the cash balances reflected on the Statements of Assets and Liabilities for each Fund represent the amount held in a deposit sweep account.

Share valuation – The NAV per share of each Fund is calculated daily by dividing the total value of its assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the NAV per share.

Investment income – Dividend income is recorded on the ex-dividend date. Interest income, if any, is accrued as earned. Withholding taxes on foreign dividends have been recorded for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated among the Funds and the other series of the Trust based on the relative net assets of each series or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – The Funds distribute to shareholders any net investment income dividends and net realized capital gains distributions at least once each year. The amount of such dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid by Alambic Small Cap Value Plus Fund to shareholders during the periods ended August 31, 2017 and 2016 was ordinary income. There were no distributions paid by Alambic Small Cap Growth Plus Fund, Alambic Mid Cap Value Plus Fund or Alambic Mid Cap Growth Plus Fund during the periods ended August 31, 2017 and 2016.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions which affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax – Each Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986 (the “Code”). Qualification generally will relieve each Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the 12 months ended October 31) plus undistributed amounts from prior years.

57

ALAMBIC FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

The following information is computed on a tax basis for each item as of August 31, 2017:

	Alambic Small Cap Value Plus Fund	Alambic Small Cap Growth Plus Fund	Alambic Mid Cap Value Plus Fund	Alambic Mid Cap Growth Plus Fund
Tax cost of portfolio investments	$2,356,587	$2,104,196	$903,701	$938,299
Gross unrealized appreciation	$298,999	$442,719	$49,401	$82,017
Gross unrealized depreciation	(64,169)	(57,384)	(16,595)	(13,433)
Net unrealized appreciation	234,830	385,335	32,806	68,584
Undistributed ordinary income	—	—	6,454	1,954
Undistributed long-term capital gains	314,995	246,285	—	—
Accumulated capital and other losses	(2,876)	(10,299)	(10,969)	—
Accumulated earnings	$546,949	$621,321	$28,291	$70,538

The difference between the federal income tax cost of portfolio investments and the financial statement cost of each Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due primarily to the tax deferral of losses on wash sales.

During the year ended August 31, 2017, Alambic Small Cap Value Plus Fund utilized short-term capital loss carryforwards in the amount of $6,420 to offset current year net realized capital gains.

As of August 31, 2017, Alambic Mid Cap Value Plus Fund has short-term capital loss carryforwards of $10,969. These capital loss carryforwards, which do not expire, may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

Qualified late year ordinary losses incurred after December 31, 2016 and within the taxable year are deemed to arise on the first day of a Fund’s next taxable year. For the year ended August 31, 2017, Alambic Small Cap Value Plus Fund and Alambic Small Cap Growth Plus Fund deferred until September 1, 2017 late year ordinary losses of $2,876 and $10,299, respectively.

For the period ended August 31, 2017, the following reclassification was made on the Statement of Assets and Liabilities for Alambic Small Cap Growth Plus Fund as a result of permanent differences in the recognition of capital gains or losses under income tax regulations and GAAP:

Paid-in capital	$(3,852)
Accumulated net investment income	$3,852

58

ALAMBIC FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

Such reclassification, the result of permanent differences between financial statement and income tax reporting requirements, had no effect on Alambic Small Cap Growth Plus Fund’s net assets or NAV per share.

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” of being sustained assuming examination by tax authorities. Management has reviewed each Fund’s tax positions for all open tax periods (periods ended August 31, 2017 and August 31, 2016, if applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Funds identify their major tax jurisdiction as U.S. Federal.

3. Investment Transactions

During the period ended August 31, 2017, cost of purchases and proceeds from sales of investment securities, other than short-term investments were as follows:

	Alambic Small Cap Value Plus Fund	Alambic Small Cap Growth Plus Fund	Alambic Mid Cap Value Plus Fund	Alambic Mid Cap Growth Plus Fund
Purchases of investment securities	$5,938,722	$4,753,179	$2,548,525	$2,501,778
Proceeds from sales of investment securities	$6,032,602	$4,811,998	$1,633,855	$1,563,774

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT
Each Fund’s investments are managed by Alambic Investment Management, L.P. (the “Adviser”) pursuant to the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, each Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at the annual rate of 0.95% of average daily net assets with respect to Alambic Small Cap Value Plus Fund and Alambic Small Cap Growth Plus Fund and at the annual rate of 0.70% of average daily net assets with respect to Alambic Mid Cap Value Plus Fund and Alambic Mid Cap Growth Plus Fund.

Effective August 1, 2017, pursuant to an Expense Limitation Agreement (the “ELA”) between each Fund and the Adviser, the Adviser has contractually agreed, until August 31, 2018, to reduce investment advisory fees and reimburse other expenses to the extent necessary to limit total annual operating expenses (exclusive of brokerage costs; taxes; interest; acquired fund fees and expenses; extraordinary expenses such as litigation and merger or reorganization cost; and other expenses not incurred in the ordinary course of the Fund’s business; and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”)) to 0.95% of average daily net assets with respect to Alambic Small Cap Value Plus Fund and Alambic Small Cap Growth Plus Fund and to 0.85% of average daily net assets with respect to Alambic Mid Cap Value Plus Fund and Alambic Mid Cap Growth

59

ALAMBIC FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

Plus Fund. Prior to August 1, 2017, the Adviser agreed to reduce investment advisory fees and reimburse other expenses to the extent necessary to limit total annual operating expenses to 1.20% of average daily net assets with respect to Alambic Small Cap Value Plus Fund and Alambic Small Cap Growth Plus Fund. Accordingly, during the period ended August 31, 2017, the Adviser did not collect any of its investment advisory fees and reimbursed other operating expenses totaling $125,245, $127,029, $82,293 and $82,248 with respect to Alambic Small Cap Value Plus Fund, Alambic Small Cap Growth Plus Fund, Alambic Mid Cap Value Plus Fund and Alambic Mid Cap Growth Plus Fund, respectively.

Under the terms of the ELA, investment advisory fee reductions and expense reimbursements by the Adviser are subject to repayment by each Fund for a period of three years after such fees and expenses were incurred, provided the repayments do not cause total annual fund operating expenses to exceed the lesser of (i) the expense limitation then in effect, if any, and (ii) the expense limitations in effect at the time the expenses to be repaid were incurred. As of August 31, 2017, the Adviser may seek repayment of investment advisory fee reductions and expense reimbursements totaling $277,906, $233,597, $85,992, and $86,151 with respect to Alambic Small Cap Value Plus Fund, Alambic Small Cap Growth Plus Fund, Alambic Mid Cap Value Plus Fund and Alambic Mid Cap Growth Plus Fund, respectively, no later than the dates as stated below:

	Alambic Small Cap Value Plus Fund	Alambic Small Cap Growth Plus Fund	Alambic Mid Cap Value Plus Fund	Alambic Mid Cap Growth Plus Fund
August 31, 2019	$126,406	$82,902	$—	$—
August 31, 2020	151,500	150,695	85,992	86,151
	$277,906	$233,597	$85,992	$86,151

The Adviser has paid all expenses incurred related to the organization, offering and initial registrations of the Funds. Such expenses are not subject to recoupment by the Adviser.

OTHER SERVICE PROVIDERS
Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting, compliance and transfer agency services to the Funds. Each Fund pays Ultimus fees in accordance with the agreements for such services. In addition, each Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and costs of pricing its portfolio securities.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as the principal underwriter to each Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Funds) for acting as principal underwriter.

Certain officers and a Trustee of the Trust are also officers of Ultimus and the Distributor and are not paid by the Funds for serving in such capacities.

60

ALAMBIC FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

TRUSTEE COMPENSATION
Effective October 1, 2016, each Trustee who is not an “interested person” of the Trust (“Independent Trustee”) receives a $1,000 annual retainer from each Fund, paid quarterly, except for the Board Chairperson who receives a $1,200 annual retainer from each Fund, paid quarterly. Each Independent Trustee also receives from each Fund a fee of $500 for each Board meeting attended plus reimbursement for travel and other meeting-related expenses. Prior to October 1, 2016, each Fund paid each Independent Trustee a fee of $500 for each Board meeting attended, plus a $500 annual retainer.

PRINCIPAL HOLDERS OF FUND SHARES
As of August 31, 2017, the following shareholders owned of record 5% or more of the outstanding shares of each Fund:

Name of Record Owner	% Ownership
Alambic Small Cap Value Plus Fund
Charles Schwab & Co. (for the benefit of its customers)	54%
Kawishiwi Partners Trust	28%
Lauren Richards	6%
William Richards	6%
Jonathan Richards	6%
Alambic Small Cap Growth Plus Fund
Charles Schwab & Co. (for the benefit of its customers)	44%
Kawishiwi Partners Trust	32%
Lauren Richards	8%
William Richards	8%
Jonathan Richards	8%
Alambic Mid Cap Value Plus Fund
Robert T. Slaymaker	49%
Kawishiwi Partners Trust	31%
Lauren Richards	5%
William Richards	5%
Jonathan Richards	5%
Charles Schwab & Co. (for the benefit of its customers)	5%
Alambic Mid Cap Growth Plus Fund
Robert T. Slaymaker	54%
Kawishiwi Partners Trust	31%
Lauren Richards	5%
William Richards	5%
Jonathan Richards	5%

61

ALAMBIC FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

A beneficial owner of 25% or more of a Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholder’s meeting.

5. Sector Risk

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of August 31, 2017, Alambic Small Cap Growth Plus Fund and Alambic Mid Cap Growth Plus Fund had 25.6% and 28.1%, respectively, of the value of their net assets invested in stocks within the Information Technology sector.

6. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

7. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

62

ALAMBIC FUNDS REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Alambic Small Cap Value Plus Fund, Alambic Small Cap Growth Plus Fund, Alambic Mid Cap Value Plus Fund, and Alambic Mid Cap Growth Plus Fund and
Board of Trustees of Ultimus Managers Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Alambic Small Cap Value Plus Fund, Alambic Small Cap Growth Plus Fund, Alambic Mid Cap Value Plus Fund, and Alambic Mid Cap Growth Plus Fund (the “Funds”), each a series of Ultimus Managers Trust, as of August 31, 2017, and the related statements of operations for the year then ended, the statements of changes in net assets and financial highlights for each of the two periods in the period than ended for the Alambic Small Cap Value Plus Fund and Alambic Small Cap Growth Plus Fund and the related statements of operations and changes in net assets and financial highlights for the period December 29, 2016 (commencement of operations) through August 31, 2017 for the Alambic Mid Cap Value Plus Fund and Alambic Mid Cap Growth Plus Fund. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2017, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Alambic Small Cap Value Plus Fund, Alambic Small Cap Growth Plus Fund, Alambic Mid Cap Value Plus Fund, and Alambic Mid Cap Growth Plus Fund as of August 31, 2017, the results of their operations, the changes in their net assets, and the financial highlights for the period indicated above, in conformity with accounting principles generally accepted in the United States of America.

COHEN & COMPANY, LTD.
Cleveland, Ohio
October 25, 2017

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ALAMBIC FUNDS ABOUT YOUR FUNDS’ EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you incur ongoing costs, including management fees and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent period (March 1, 2017) and held until the end of the period (August 31, 2017).

The table below illustrates each Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the applicable Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare each Fund’s ongoing costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Funds’ actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds. The hypothetical returns example does not reflect actual trading in any Fund, but is used for illustrative purposes only.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not charge transaction fees, such as purchase or redemption fees, nor do they carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Funds’ expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to each Fund’s prospectus.

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ALAMBIC FUNDS ABOUT YOUR FUNDS’ EXPENSES (Unaudited) (Continued)

	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Net Expense Ratio(a)	Expenses Paid During Period(b)
Alambic Small Cap Value Plus Fund
Based on Actual Fund Return	$1,000.00	$ 971.30	1.16%	$5.76
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$ 1,019.36	1.16%	$5.90

Alambic Small Cap Growth Plus Fund
Based on Actual Fund Return	$1,000.00	$ 1,031.10	1.16%	$5.94
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$ 1,019.36	1.16%	$5.90

Alambic Mid Cap Value Plus Fund
Based on Actual Fund Return	$1,000.00	$1,006.70	0.85%	$4.30
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,020.92	0.85%	$4.33

Alambic Mid Cap Growth Plus Fund
Based on Actual Fund Return	$1,000.00	$1,042.70	0.85%	$4.38
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,020.92	0.85%	$4.33

(a)	Annualized, based on the Fund's expenses for the previous six month period.
(b)	Expenses are equal to the Funds' annualized net expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

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ALAMBIC FUNDS OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Funds use to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-890-8988, or on the SEC website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-888-890-8988, or on the SEC’s website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Funds with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. These filings are available upon request by calling 1-888-890-8988. Furthermore, you may obtain a copy of the filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

OTHER FEDERAL TAX INFORMATION (Unaudited)

Qualified Dividend Income – Alambic Small Cap Value Plus Fund designates 100%, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue code, as qualified dividend income eligible for the reduced tax rate of 15%.

Dividends Received Deduction – Corporate shareholders are generally entitled to take the dividends received deduction on the portion of a Fund’s dividend distribution that qualifies under tax law. For Alambic Small Cap Value Plus Fund’s fiscal year 2017 ordinary income dividends, 100% qualifies for the corporate dividends received deduction.

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ALAMBIC FUNDS BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (Unaudited)

The Board of Trustees has overall responsibility for management of the Trust’s affairs. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement, or removal. The Trustees, in turn, elect the officers of the Funds to actively supervise their day-to-day operations. The officers have been elected for an annual term. Unless otherwise noted, each Trustee’s and officer’s address is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246. The following are the Trustees and executive officers of the Funds:

Name and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years	Number of Funds in Trust Overseen by Trustee	Directorships of Public Companies Held by Trustee During Past 5 Years
Interested Trustees:
Robert G. Dorsey * Year of Birth: 1957	Since February 2012	Trustee (February 2012 to present) President (June 2012 to October 2013)	Chief Executive Officer and Managing Director of Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC (1999 to present)	27	None
Independent Trustees:
Janine L. Cohen Year of Birth: 1952	Since January 2016	Trustee	Retired since 2013; Chief Financial Officer from 2004 to 2013 and Chief Compliance Officer from 2008 to 2013 at AER Advisors, Inc.	27	None
David M. Deptula Year of Birth: 1958	Since June 2012	Trustee	Vice President of Legal and Special Projects at Dayton Freight Lines, Inc. since 2016; Vice President of Tax Treasury at Standard Register, Inc. (formerly The Standard Register Company) from 2011 to 2016	27	None
John J. Discepoli Year of Birth: 1963	Since June 2012	Chairman (May 2016 to present) Trustee (June 2012 to present)	Owner of Discepoli Financial Planning, LLC (personal financial planning company) since 2004	27	None

*
Mr. Dorsey is considered an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act because of his relationship with the Trust’s administrator, transfer agent and distributor.

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ALAMBIC FUNDS BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (Continued)

Name and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years
Executive Officers:
David R. Carson Year of Birth: 1958	Since April 2013	Principal Executive Officer (April 2017 to present) President (October 2013 to present) Vice President (April 2013 to October 2013)
Vice President and Director of Client Strategies of Ultimus Fund Solutions, LLC (2013 to present); President, Unified Series Trust (2016 to present); Chief Compliance Officer, FSI LBAR Fund (2013 to 2016), The Huntington Funds (2005 to 2013), Huntington Strategy Shares (2012 to 2013), and Huntington Asset Advisors (2013); Vice President, Huntington National Bank (2001 to 2013)

Jennifer L. Leamer Year of Birth: 1976	Since April 2014	Treasurer (October 2014-present) Assistant Treasurer (April 2014 to October 2014)	V.P., Mutual Fund Controller of Ultimus Fund Solutions, LLC (2014 to present); Business Analyst of Ultimus Fund Solutions, LLC (2007 to 2014)
Frank L. Newbauer Year of Birth: 1954	Since February 2012	Secretary (July 2017 to present) Assistant Secretary (April 2015 to July 2017) Secretary (February 2012 to April 2015)	Assistant Vice President of Ultimus Fund Solutions, LLC (2010 to present)
Charles C. Black Year of Birth: 1979	Since April 2015	Chief Compliance Officer (January 2016 to present) Assistant Chief Compliance Officer (April 2015 to January 2016)
Senior Compliance Officer of Ultimus Fund Solutions, LLC (2015 to present); Chief Compliance Officer of The Caldwell & Orkin Funds, Inc. (2016 to present); Senior Compliance Manager at Touchstone Mutual Funds (2013 to 2015); Senior Compliance Manager at Fund Evaluation Group (2011 to 2013)

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ALAMBIC FUNDS DISCLOSURE REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (Unaudited)

The Board of Trustees (the “Board”), including the Independent Trustees voting separately, has reviewed and approved the Funds’ Investment Advisory Agreement with the Alambic Investment Management, L.P. (the “Adviser”) for an additional annual term. Approval took place at an in-person meeting held on July 24-25, 2017, at which all of the Trustees were present.

In the course of their deliberations, the Board was advised by legal counsel. The Board received and reviewed a substantial amount of information provided by the Adviser in response to requests of the Board and counsel.

In considering the Investment Advisory Agreement and reaching their conclusions with respect thereto, the Board reviewed and analyzed various factors that they determined were relevant, including the factors described below.

The nature, extent, and quality of the services to be provided by the Adviser. In this regard, the Board reviewed the services being provided by the Adviser to each Fund including, without limitation, its investment advisory services since each Fund’s inception; its compliance procedures and practices; its efforts to promote the Funds and assist in their distribution; and its compliance program. After reviewing the foregoing information and further information regarding the Adviser’s business, the Board concluded that the quality, extent, and nature of the services provided by the Adviser were satisfactory and adequate for the Funds.

The investment performance of the Funds. In this regard, the Board compared the performance of each Fund with the performance of its benchmark indexes, custom peer group, and Morningstar categories. The Board also considered the consistency of the Adviser’s management with each Fund’s investment objective and policies. The Board noted that:

●
the Alambic Small Cap Value Fund out-performed its peer group and its Morningstar category (Small Cap Value Category Under $50 Million, True No-Load) for a one-year period, and under-performed its benchmark, the Russell 2000 Value Index, since inception, September 1, 2015;

●
the Alambic Small Cap Growth Fund out-performed its peer group and its Morningstar category (Small Cap Blend Category Under $50 Million, True No-Load) for a one-year period, and out-performed its benchmark, the Russell 2000 Growth Index, since inception, December 29, 2015;

●	the Alambic Mid Cap Value Fund, which commenced operations on December 29, 2016, out-performed its benchmark, the Russell Mid-Cap Growth Index since inception; and

●	the Alambic Mid Cap Growth Fund, which commenced operations on December 29, 2016,under-performed its benchmark, the Russell Mid-Cap Value Index since inception.

Following additional discussion of the investment performance of each Fund; the Adviser’s experience in managing mutual funds, private funds, and separate accounts; the Adviser’s historical investment performance; and other factors, the Board concluded that the investment performance of each Fund has been satisfactory.

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ALAMBIC FUNDS DISCLOSURE REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (Unaudited) (Continued)

The costs of the services provided and profits to be realized by the Adviser and its affiliates from the relationship with the Funds. In this regard, the Board considered the Adviser’s staffing; methods of operating; the education and experience of its personnel; its compliance program; its financial condition and the level of commitment to the Funds; the asset level of each Fund; the overall expenses of each Fund, including the advisory fee; and the differences in fees and services to the Adviser’s other similar clients. The Board considered the Adviser’s Expense Limitation Agreement (the “ELA”) with the Funds, and considered the Adviser’s current and past fee reductions and expense reimbursements for each Fund. The Board further took into account the Adviser’s willingness to continue the ELA for the Funds until at least August 31, 2018.

The Board also considered potential benefits for Alambic in managing the Funds, including promotion of the Adviser’s name. The Board compared each Fund’s advisory fee and overall expense ratio to the average and median advisory fees and expense ratios for its peer group and Morningstar categories and fees charged to the Adviser’s other client accounts. In considering the comparison in fees and expense ratios between the Funds and other comparable funds, the Board looked at the differences in types of funds being compared, the style of investment management, the size of the Funds, and the nature of the investment strategies. The Board noted that:

●
the Alambic Small Cap Value Fund’s advisory fee was lower than the average and median advisory fee for the Fund’s peer group and slightly higher than the average and equal to the median for the Fund’s Morningstar category (Small Cap Value Category Under $50 Million, True No-Load);

●
the Alambic Small Cap Growth Fund’s advisory fee was higher than the average and median advisory fee for the Fund’s peer group and the fund’s Morningstar category (Small Cap Blend Category Under $50 Million, True No-Load), but equal to the fortieth percentile for the Fund’s Morningstar category;

●
the Alambic Mid Cap Value Fund’s advisory fee was higher than the average and median advisory fee for the Fund’s peer group and lower than the average and median advisory fee for the Fund’s Morningstar category (Mid Cap Value Category Under $50 Million, True No-Load); and

●
the Alambic Mid Cap Growth Fund’s advisory fee was slightly higher than the average and lower than the median advisory fee for the Fund’s peer group and lower than the average and median advisory fee for the Fund’s Morningstar category (Mid Cap Growth Category Under $50 Million, True No-Load).

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ALAMBIC FUNDS DISCLOSURE REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (Unaudited) (Continued)

The Board also considered the Adviser’s commitment to limit each Fund’s expenses under the ELA. The Board further noted that for the overall expense ratio:

●	the Alambic Small Cap Value Fund’s overall expense ratio was lower than the average and median expense ratio for the Fund’s peer group and the Fund’s Morningstar category;

●	the Alambic Small Cap Growth Fund’s overall expense ratio was lower than the average and median expense ratio for the Fund’s peer group and the Fund’s Morningstar category;

●
the Alambic Mid Cap Value Fund’s overall expense ratio was higher than the average and median expense ratio for the Fund’s peer group and lower than the average and median expense ratio for the Fund’s Morningstar category; and

●
the Alambic Mid Cap Growth Fund’s was slightly lower than the average and equal to the median expense ratio for the Fund’s peer group and lower than the average and median expense ratio for the Fund’s Morningstar category.

The Board also compared the fees paid by each Fund to the fees paid by other clients of the Adviser, and considered the similarities and differences of services received by such other clients as compared to the services received by the Funds. The Board noted that the fee structures applicable to the Adviser’s other clients were not indicative of any unreasonableness with respect to the advisory fees proposed to be payable to each of the Funds. The Board further considered the investment strategy and style used by the Adviser in managing the portfolio of each Fund and the Adviser’s commitment to limit the expenses of each Fund under the ELA. Following these comparisons and considerations and upon further consideration and discussion of the foregoing, the Board concluded that for each Fund, the advisory fees paid to the Adviser by the Fund are fair and reasonable.

The extent to which the Funds and their investors would benefit from economies of scale. In this regard, the Board considered that for each Fund, the fee arrangements with the Adviser involve both the advisory fee and the ELA. The Board determined that while the advisory fee remained the same as asset levels increased, the shareholders of the Funds will continue to experience benefits from the ELA until each Fund’s assets grow to a level where its expenses otherwise fall below the expense limit. Following further discussion of the asset levels for each Fund, expectations for asset growth, and level of fees, the Board determined that the fee arrangements with the Adviser will continue to provide benefits and that each Fund’s arrangements were fair and reasonable in relation to the nature and quality of services being provided by the Adviser.

Brokerage and portfolio transactions. In this regard, the Board considered the Adviser’s policies and procedures as it relates to seeking best execution for its clients, including the Funds. The Board also considered the anticipated portfolio turnover rate for each Fund; the process by which the Adviser evaluates best execution; the method and basis for selecting and evaluating broker-dealers; and any anticipated allocation of portfolio business to persons affiliated with the Adviser. After further review and discussion, the Board determined for each Fund that the Adviser’s practices regarding brokerage and portfolio transactions are satisfactory.

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ALAMBIC FUNDS DISCLOSURE REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (Unaudited) (Continued)

Possible conflicts of interest. In evaluating the possibility for conflicts of interest, the Board considered such matters as the Adviser’s process for allocating trades among its different clients, including the Adviser’s private fund and the Funds. The Board also considered the substance and administration of the Adviser’s Code of Ethics. Following further consideration and discussion, the Board determined for each Fund that the Adviser’s standards and practices relating to the identification and mitigation of potential conflicts of interests were satisfactory.

Conclusion

After full consideration of the above factors as well as other factors, the Board unanimously concluded that approval of the Investment Advisory Agreement was in the best interests of each of the Funds and their respective shareholders.

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BLUE CURRENT GLOBAL DIVIDEND FUND

INSTITUTIONAL CLASS (BCGDX)

Annual Report

August 31, 2017

BLUE CURRENT GLOBAL DIVIDEND FUND LETTER TO SHAREHOLDERS	August 31, 2017

Dear Shareholders:

The Blue Current Global Dividend Fund’s (the “fund”) returned 13.57% over the last twelve months ended August 31, 2017. The fund’s benchmark, the MSCI World High Dividend Yield Index, was up 11.74% over the same period. The MSCI World High Dividend Yield Index most accurately reflects the fund’s investment objective to invest in high-quality, dividend paying stocks globally. Much of the fund’s return has come in 2017 where the fund has returned 12.37% year to date, outperforming its benchmark by 1.07%. Since inception, the fund is up 18.0% and meaningfully outperforming its benchmark by 5.24%. It is important to remind you that we are not managing the fund to track or beat an index. We do not select securities to align with an index’s country or sector holdings. Rather we aim to construct a portfolio of high quality companies with attractive dividends that can grow.

	Total Returns for period ended August 31, 2017
Fund Name (Institutional Share Class)	QTD (since 5/31/17)	YTD (since 12/31/16)	Trailing 1 Year (since 8/31/16)	Since Inception (9/18/14)
Blue Current Global Dividend	1.24%	12.37%	13.57%	17.95%
BlackRock Global Dividend	0.27%	12.87%	10.47%	18.78%
Janus Henderson Global Dividend Income	2.87%	14.20%	14.44%	14.96%
MainStay Epoch Global Equity Yield	0.83%	10.97%	9.89%	11.73%
Tweedy, Browne Worldwide High Div Yield	1.16%	13.79%	15.51%	5.18%
Columbia Global Dividend Opportunity	0.82%	11.01%	10.95%	4.83%
MSCI World High Div Yield Index	1.62%	11.30%	11.74%	12.71%
Peer Group Average	1.19%	12.57%	12.25%	11.10%

Source: Bloomberg

Over the last several years we have gradually increased our exposure to non-US dividend payers from 40% to 50% of the portfolio. This allocation shift has benefited the portfolio significantly during 2017 as the dollar has weakened and developed equity markets outside the US are outperforming the US. Within the portfolio, the relative contributors from a sector standpoint over the last twelve months were led by financials, consumer discretionary, and health care. The relative detractors were more of an opportunity cost as cash, which averaged 3.3% over the last year, returned next to nothing and our energy exposure continued to struggle and produced a slightly positive return.

The top five contributors over the last twelve months were led by LVMH, Unilever, Allianz, Comcast, and Apple. The top five detractors were Qualcomm, Leggett & Platt, Imperial Brands, Nordstrom, and Dominion Midstream. It is worth noting that the latter three companies are all new positions in 2017 and we have been happy to build our positions in each on weakness.

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For the year to date period, our investments in international dividend payers have made the greatest contribution to the portfolio’s return. Strong local performance has been aided by a weakening US dollar. Outside of energy, all of our sectors are performing positively and our greatest contributors are from consumer staples and health care, which also happen to be two of our three largest weightings.

Kimco Realty Corp is a new portfolio investment during the last quarter. As we all know, Amazon is disrupting pricing and store traffic across the brick and mortar shopping center industry. Broadly speaking, the retail REITs are down 40% from the recent highs last fall. The decline in price combined with the gradual improvement throughout the summer in the company’s quantitative score caught our attention. This initiated a deep dive into the sector, including numerous calls with management teams and professionals in the retail and real estate industry.

We started our analysis highly skeptical and finished highly attracted to the fundamental and valuation upside for Kimco. Since the financial crisis, Kimco has transformed itself into a concentrated portfolio of high quality, supermarket anchored, retail shopping centers located in 80% of the major market cities. Despite the headwinds in the retail industry, Kimco’s occupancy rate is 96% and rent per square foot continues to increase. Their exposure to Sports Authority represented 3% of their annual base rent and they have subsequently re-leased over 50% of this space at rents that are 5% higher. Their top ten largest tenants include arguably internet resistant business like TJX, Home Depot and Whole Foods. Speaking of Whole Foods, Amazon’s acquisition of the company further validated our thesis that suburban and urban retail shopping centers in major markets fulfill a need for the long-term – even the “dark star” disruptor sees the need for brick and mortar retail. In summary, we are pleased to own this REIT with high quality real estate and a sound balance sheet for 12x FFO and a 5.7% dividend yield that we believe will grow in mid-single digits.

BLUE CURRENT PHILOSOPHY & OBJECTIVES

It is important to remind investors of our philosophy and objectives. In the current environment, investors need to make every penny work for them. With yield in short supply and safe income streams providing little return, high quality companies with growing and sustainable cash flow from across the globe might be less risky than you think – and more fruitful. Over the long run, dividends matter, and dividend growth investors have outperformed.

The fund utilizes its investment expertise in growing cash flow through what we believe is a niche universe of high quality, dividend-paying companies with sustainable business models and dividend policies. The primary objectives are to pay a stable and increasing dividend each quarter and deliver attractive long term capital appreciation to investors.

The Blue Current investment team concentrates on a select portfolio of 25-50 companies across developed markets that meet our stringent qualities. We focus on companies that we believe have a strong history of rewarding shareholders and have the financial ability to continue to increase the dividend over time. We also focus on the future earnings potential of each company and strive to purchase those businesses when they are trading at a discount to their true value.

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OUTLOOK SUMMARY

Global equity markets continue to grind higher despite the chaos in Washington and rising tensions with North Korea. Meanwhile, the equity and bond markets continue to be at odds with each other. The 10-year Treasury yield has collapsed this year to near historic low levels not seen since before the US election. Equity markets are pricing in strong economic and fundamental growth whereas the bond market is pricing in low growth and inflation.

In our opinion, equity valuations appear high but we believe the fundamentals support the valuations, particularly for the collective portfolio of our high quality companies. From 2010 to last summer, earnings growth for global equities were entirely driven by the US. Since last summer, the global economy is in sync as Europe, Japan, and the emerging markets are all experiencing growth.

We recently attended an investment conference in Paris where we listened to nearly two dozen European CEOs speak to the underlying fundamental strength of their respective businesses. We came away with greater confidence that our portfolio transition to greater international exposure will reward our investors over the next two to three years. We believe the current growth trend is sustainable and should continue until interest rates reach an inflection point that could hamper growth. Given where the bond market is and the slow actions of the central banks, it appears this cycle has more legs to it.

Sincerely,

Henry “Harry” M. T. Jones Co-Portfolio Manager Blue Current Global Dividend Fund	Dennis Sabo, CFA Co-Portfolio Manager Blue Current Global Dividend Fund

Disclosure and Risk Summary

The Letter to Shareholders seeks to describe some of the current opinions and views of the financial markets of Edge Advisors, LLC (the “Adviser”). Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed. The securities held by the Fund that are discussed in the Letter to Shareholders were held during the period covered by this Report. They do not comprise the entire investment portfolio of the Fund, may be sold at any time and may no longer be held by the Fund. For a complete list of securities held in the Fund as of August 31, 2017, please see the Schedule of Investments section of the annual report. The opinions of the Adviser with respect to those securities may change at any time.

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The opinions expressed herein are those of the Adviser, and the report is not meant as legal, tax, or financial advice. You should consult your own professional advisors as to the legal, tax, financial, or other matters relevant to the suitability of investing. The external data presented in this report have been obtained from independent sources (as noted) and are believed to be accurate, but no independent verification has been made and accuracy is not guaranteed. The information contained in this report is not intended to address the needs of any particular investor.

The information contained in this document does not constitute an offer to sell any securities nor a solicitation to purchase any securities. Index returns reflect the reinvestment of dividends. An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The Fund’s prospectus contains this and other important information. To obtain a copy of the Fund’s prospectus please visit our website at www.bluecurrentfunds.com or call 1-800-514-3583 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The Blue Current Global Dividend Fund is distributed by Ultimus Fund Distributors, LLC.

PAST PERFORMANCE CANNOT BE CONSTRUED AS AN INDICATOR OF FUTURE RESULTS BECAUSE OF, AMONG OTHER THINGS, POSSIBLE DIFFERENCES IN MARKET CONDITIONS, INVESTMENT STRATEGY, AND REGULATORY CLIMATE. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. INVESTMENT RESULTS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END IS AVAILABLE BY CALLING 1-800-514-3583. THE FUND INVESTS PRIMARILY IN DIVIDEND PAYING COMPANIES AND IT IS POSSIBLE THESE COMPANIES MAY ELIMINATE OR REDUCE THEIR DIVIDEND PAYMENTS. INDEX INFORMATION (I) IS INCLUDED MERELY TO SHOW THE GENERAL TREND IN THE EQUITY MARKETS FOR THE PERIOD INDICATED AND IS NOT INTENDED TO IMPLY THAT THE FUND’S PORTFOLIO WILL BE SIMILAR TO THE INDICES EITHER IN COMPOSITION OR RISK AND (II) HAS BEEN OBTAINED FROM SOURCES BELIEVED TO BE ACCURATE.

Statements in the Letter to Shareholders that reflect projections or expectations for future financial or economic performance of the Fund and the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed, or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to factors noted with such forward-looking statements, include, without limitation, general economic conditions, such as inflation, recession, and interest rates. Past performance is not a guarantee of future results.

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BLUE CURRENT GLOBAL DIVIDEND FUND
PERFORMANCE INFORMATION
August 31, 2017 (Unaudited)

Comparison of the Change in Value of a $100,000 Investment in
Blue Current Global Dividend Fund -
Institutional Class vs. the MSCI World Index
and the MSCI World High Dividend Yield Index

Average Annual Total Returns (for the periods ended August 31, 2017)
	1 year	Since Inception(b)
Blue Current Global Dividend Fund - Institutional Class(a)	13.57%	5.75%
MSCI World Index	16.19%	6.12%
MSCI World High Dividend Yield Index	11.74%	4.14%

(a)	The Fund’s total returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(b)	The Fund commenced operations on September 18, 2014.

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BLUE CURRENT GLOBAL DIVIDEND FUND
PORTFOLIO INFORMATION
August 31, 2017 (Unaudited)

Sector Diversification
(% of Net Assets)
Top Ten Equity Holdings
Security Description	% of Net Assets
Johnson & Johnson	3.5%
Microsoft Corporation	3.1%
Unilever plc - ADR	2.9%
Diageo plc - ADR	2.7%
Eaton Corporation plc	2.7%
International Paper Company	2.7%
Allianz SE	2.6%
BB&T Corporation	2.6%
Abbott Laboratories	2.5%
InterContinental Hotels Group plc - ADR	2.5%

6

BLUE CURRENT GLOBAL DIVIDEND FUND SCHEDULE OF INVESTMENTS August 31, 2017
COMMON STOCKS — 93.0%	Shares	Value
Consumer Discretionary — 11.5%
Auto Components — 2.5%
GKN plc (a)	359,815	$1,482,610

Hotels, Restaurants & Leisure — 2.5%
InterContinental Hotels Group plc - ADR	29,870	1,499,474

Media — 2.0%
Comcast Corporation - Class A	29,220	1,186,624

Multiline Retail — 2.2%
Nordstrom, Inc.	30,000	1,338,600

Textiles, Apparel & Luxury Goods — 2.3%
LVMH Moet Hennessy Louis Vuitton SE (a)	5,270	1,384,300

Consumer Staples — 13.6%
Beverages — 4.1%
Anheuser-Busch InBev S.A./N.V. - ADR	7,200	852,264
Diageo plc - ADR	12,047	1,619,237
		2,471,501
Food Products — 7.6%
Danone S.A. (a)	17,930	1,412,645
Nestlé S.A. - ADR	16,415	1,391,335
Unilever plc - ADR	29,390	1,710,792
		4,514,772
Tobacco — 1.9%
Imperial Brands plc (a)	27,850	1,152,090

Energy — 7.4%
Oil, Gas & Consumable Fuels — 7.4%
Dominion Midstream Partners, L.P.	43,100	1,234,815
Enterprise Products Partners, L.P.	38,670	1,008,127
ONEOK, Inc.	23,500	1,272,760
Royal Dutch Shell plc - Class B - ADR	15,640	885,693
		4,401,395

See accompanying notes to financial statements.

7

BLUE CURRENT GLOBAL DIVIDEND FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 93.0% (Continued)	Shares	Value
Financials — 14.9%
Banks — 6.4%
BB&T Corporation	33,630	$1,550,007
ING Groep N.V. - ADR	63,100	1,121,918
PNC Financial Services Group, Inc. (The)	9,100	1,141,231
		3,813,156
Insurance — 8.5%
Allianz SE (a)	7,240	1,551,757
AXA S.A. (a)	39,350	1,140,961
Chubb Ltd.	9,220	1,303,892
Swiss Re AG (a)	12,250	1,109,314
		5,105,924
Health Care — 14.7%
Health Care Equipment & Supplies — 2.5%
Abbott Laboratories	29,465	1,500,947

Pharmaceuticals — 12.2%
Bayer AG (a)	10,965	1,405,457
Johnson & Johnson	15,775	2,088,137
Novartis AG - ADR	17,720	1,493,619
Roche Holdings AG - ADR	37,500	1,190,625
Sanofi - ADR	23,265	1,136,263
		7,314,101
Industrials — 10.3%
Air Freight & Logistics — 4.0%
Deutsche Post AG (a)	28,700	1,191,806
United Parcel Service, Inc. - Class B	10,700	1,223,652
		2,415,458
Electrical Equipment — 2.7%
Eaton Corporation plc	22,539	1,617,399

Machinery — 2.0%
Stanley Black & Decker, Inc.	8,415	1,211,760

Transportation Infrastructure — 1.6%
Atlantia SpA (a)	29,000	933,782

Information Technology — 7.3%
Communications Equipment — 2.0%
Cisco Systems, Inc.	37,725	1,215,122

Semiconductors & Semiconductor Equipment — 2.2%
Texas Instruments, Inc.	16,005	1,325,534

See accompanying notes to financial statements.

8

BLUE CURRENT GLOBAL DIVIDEND FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 93.0% (Continued)	Shares	Value
Information Technology — 7.3% (Continued)
Software — 3.1%
Microsoft Corporation	24,655	$1,843,454

Materials — 5.1%
Chemicals — 2.4%
Dow Chemical Company (The)	21,340	1,422,311

Containers & Packaging — 2.7%
International Paper Company	29,550	1,591,859

Real Estate — 5.8%
Equity Real Estate Investment Trusts — 5.8%
Crown Castle International Corporation	11,240	1,218,866
Hammerson plc (a)	138,450	1,004,714
Kimco Realty Corporation	64,900	1,273,338
		3,496,918
Telecommunication Services — 2.4%
Wireless Telecommunication Services — 2.4%
Vodafone Group plc - ADR	50,090	1,454,112

Total Common Stocks (Cost $49,413,263)		$55,693,203

PREFERRED STOCKS — 1.6%	Shares	Value
Financials — 1.6%
Banks — 1.6%
Wells Fargo & Company, 5.70% (Cost $892,830)	36,173	$945,924

See accompanying notes to financial statements.

9

BLUE CURRENT GLOBAL DIVIDEND FUND SCHEDULE OF INVESTMENTS (Continued)
MONEY MARKET FUNDS — 5.1%	Shares	Value
First American Government Obligations Fund - Class Z, 0.88% (b) (Cost $3,030,171)	3,030,171	$3,030,171

Total Investments at Value — 99.7% (Cost $53,336,264)		$59,669,298

Other Assets in Excess of Liabilities — 0.3%		178,910

Net Assets — 100.0%		$59,848,208

ADR - American Depositary Receipt
(a)	Level 2 security (Note 2).
(b)	The rate shown is the 7-day effective yield as of August 31, 2017.
See accompanying notes to financial statements.

10

BLUE CURRENT GLOBAL DIVIDEND FUND SUMMARY OF STOCKS BY COUNTRY August 31, 2017
Country	Value	% of Net Assets
United States	$25,593,068	42.7%
United Kingdom	10,808,722	18.1%
Switzerland	6,488,786	10.8%
France	5,074,169	8.5%
Germany	4,149,020	6.9%
Ireland	1,617,398	2.7%
Netherlands	1,121,918	1.9%
Italy	933,782	1.6%
Belgium	852,264	1.4%
	$56,639,127	94.6%

SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS August 31, 2017
Counterparty	Settlement Date	Currency To Deliver	Currency To Receive	Net Unrealized Depreciation
BNY Mellon	9/18/2017	EUR 3,800,000	USD 4,453,220	$(74,249)
BNY Mellon	9/18/2017	GBP 3,500,000	USD 4,503,800	(24,802)
Total				$(99,051)

EUR - Euro
GBP - British Pound Sterling
USD - U.S. Dollar

The average net monthly notional value of forward foreign currency exchange contracts for the year ended August 31, 2017 is $746,418.

See accompanying notes to financial statements.

11

BLUE CURRENT GLOBAL DIVIDEND FUND STATEMENT OF ASSETS AND LIABILITIES August 31, 2017
ASSETS
Investments in securities:
At acquisition cost	$53,336,264
At value (Note 2)	$59,669,298
Dividends receivable	196,381
Receivable for capital shares sold	125,000
Other assets	5,241
TOTAL ASSETS	59,995,920

LIABILITIES
Unrealized depreciation on forward currency exchange contracts (Notes 2 and 5)	99,051
Payable to Adviser (Note 4)	31,071
Payable to administrator (Note 4)	11,010
Other accrued expenses	6,580
TOTAL LIABILITIES	147,712

NET ASSETS	$59,848,208

NET ASSETS CONSIST OF:
Paid-in capital	$52,967,638
Undistributed net investment income	423,441
Undistributed net realized gains from securities transactions	222,951
Net unrealized appreciation on investments	6,333,034
Net unrealized depreciation on forward foreign currency contracts	(99,051)
Net unrealized appreciation on translation of assets in foreign currencies	195
NET ASSETS	$59,848,208

PRICING OF INSTITUTIONAL SHARES (Note 1)
Net assets applicable to Institutional Shares	$59,848,208
Shares of Institutional Shares outstanding (no par value, unlimited number of shares outstanding)	5,342,232
Net asset value, offering and redemption price per share (a) (Note 2)	$11.20

(a)	Redemption fee may apply to redemptions of shares held for 7 days or less.
See accompanying notes to financial statements.

12

BLUE CURRENT GLOBAL DIVIDEND FUND STATEMENT OF OPERATIONS For the Year Ended August 31, 2017
INVESTMENT INCOME
Dividends	$1,793,088
Foreign withholding taxes on dividends	(99,552)
1,693,536
EXPENSES
Investment advisory fees (Note 4)	483,986
Administration fees (Note 4)	48,984
Professional fees	43,763
Fund accounting fees (Note 4)	37,684
Transfer agent fees (Note 4)	17,000
Custodian and bank service fees	16,065
Compliance fees and expenses (Note 4)	12,748
Registration and filing fees	11,838
Trustees’ fees and expenses (Note 4)	9,957
Printing of shareholder reports	6,530
Postage and supplies	5,227
Pricing fees	3,169
Insurance expense	2,010
Other expenses	10,579
TOTAL EXPENSES	709,540
Fee reductions by the Adviser (Note 4)	(225,554)
NET EXPENSES	483,986

NET INVESTMENT INCOME	1,209,550

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS, DERIVATIVES AND FOREIGN CURRENCY TRANSLATION
Net realized gains (losses) from:
Security transactions	1,356,530
Foreign currency transactions (Note 2)	(17,859)
Net change in unrealized appreciation (depreciation) on:
Investments	4,061,572
Forward foreign currency contracts (Notes 2 and 5)	(99,051)
Foreign currency translation (Note 2)	195
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS, DERIVATIVES AND FOREIGN CURRENCY TRANSLATION	5,301,387

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,510,937

See accompanying notes to financial statements.

13

BLUE CURRENT GLOBAL DIVIDEND FUND STATEMENTS OF CHANGES IN NET ASSETS
	Year Ended August 31, 2017	Year Ended August 31, 2016
FROM OPERATIONS
Net investment income	$1,209,550	$794,230
Net realized gains (losses) from:
Security transactions	1,356,530	(1,179,634)
Foreign currency transactions	(17,859)	11,371
Net change in unrealized appreciation (depreciation) on:
Investments	4,061,572	3,338,461
Forward foreign currency contracts	(99,051)	—
Foreign currency translation	195	21,077
Net increase in net assets resulting from operations	6,510,937	2,985,505

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income, Institutional Shares	(981,628)	(686,629)

FROM CAPITAL SHARE TRANSACTIONS
Institutional Shares
Proceeds from shares sold	16,759,462	13,257,398
Net asset value of shares issued in reinvestment of distributions	747,191	453,272
Payments for shares redeemed	(2,819,565)	(6,475,979)
Net increase in Institutional Shares net assets from capital share transactions	14,687,088	7,234,691

TOTAL INCREASE IN NET ASSETS	20,216,397	9,533,567

NET ASSETS
Beginning of year	39,631,811	30,098,244
End of year	$59,848,208	$39,631,811

UNDISTRIBUTED NET INVESTMENT INCOME	$423,441	$213,079

CAPITAL SHARE ACTIVITY
Institutional Shares
Shares sold	1,604,703	1,384,963
Shares reinvested	70,912	46,833
Shares redeemed	(274,670)	(684,476)
Net increase in shares outstanding	1,400,945	747,320
Shares outstanding, beginning of year	3,941,287	3,193,967
Shares outstanding, end of year	5,342,232	3,941,287

See accompanying notes to financial statements.

14

BLUE CURRENT GLOBAL DIVIDEND FUND INSTITUTIONAL SHARES FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period
	Year Ended August 31, 2017	Year Ended August 31, 2016	Period Ended August 31, 2015(a)
Net asset value at beginning of period	$10.06	$9.42	$10.00

Income (loss) from investment operations:
Net investment income	0.24	0.22	0.16
Net realized and unrealized gains (losses) on investments	1.11	0.61	(0.62)
Total from investment operations	1.35	0.83	(0.46)

Less distributions:
From net investment income	(0.21)	(0.19)	(0.12)

Net asset value at end of period	$11.20	$10.06	$9.42

Total return (b)	13.57%	8.92%	(4.65	%)(c)

Net assets at end of period (000’s)	$59,848	$39,632	$30,098

Ratios/supplementary data:
Ratio of total expenses to average net assets	1.45%	1.55%	1.68	%(d)
Ratio of net expenses to average net assets (e)	0.99%	0.99%	0.99	%(d)
Ratio of net investment income to average net assets (e)	2.47%	2.37%	2.04	%(d)
Portfolio turnover rate	61%	58%	72	%(c)

(a)	Represents the period from the commencement of operations (September 18, 2014) through August 31, 2015.
(b)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends and capital gain distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced advisory fees (Note 4).

(c)	Not annualized.
(d)	Annualized.
(e)	Ratio was determined after advisory fee reductions by the Adviser (Note 4).
See accompanying notes to financial statements.

15

BLUE CURRENT GLOBAL DIVIDEND FUND
NOTES TO FINANCIAL STATEMENTS
August 31, 2017

1. Organization

Blue Current Global Dividend Fund (the “Fund”) is a diversified series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report.

The investment objective of the Fund is to seek current income and capital appreciation.

The Fund currently offers one class of shares: Institutional Class shares (sold without any sales loads or distribution fees and subject to a $100,000 initial investment requirement). As of August 31, 2017, the Investor Class shares (to be sold without any sales loads, but subject to a distribution fee of up to 0.25% of the class’ average daily net assets and subject to a $2,500 initial investment requirement) are not currently offered. When both classes are offered, each share class will represent an ownership interest in the same investment portfolio.

2. Significant Accounting Policies

In October 2016, the U.S. Securities and Exchange Commission (the “SEC”) adopted amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. The Fund has adopted these amendments, which were effective August 1, 2017, with these financial statements.

The following is a summary of the Fund’s significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Securities valuation – The Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern Time) on each day the NYSE is open for business. The Fund values its listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. When using a quoted price and when the market is considered active, the security will be classified as Level 1 within the fair value hierarchy. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees (the “Board”) of the Trust. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting

16

BLUE CURRENT GLOBAL DIVIDEND FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s net asset value (“NAV”) may differ from quoted or published prices for the same securities. Securities traded on foreign exchanges are typically fair valued by an independent pricing service and translated from the local currency into U.S. dollars using currency exchange rates supplied by an independent pricing quotation service.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The Fund’s foreign equity securities actively traded in foreign markets may be classified as Level 2 despite the availability of closing prices because such securities are typically fair valued by an independent pricing service. The Board has authorized the Fund to retain an independent pricing service to determine the fair value of its foreign securities because the value of such securities may be materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which such foreign securities are traded. These intervening events might be country-specific (e.g., natural disaster, economic or political developments, interest rate change); issuer specific (e.g., earnings report or merger announcement); or U.S. market-specific (such as a significant movement in the U.S. market that is deemed to affect the value of foreign securities). The pricing service uses an automated system that incorporates a model based on multiple parameters, including a security’s local closing price, relevant general and sector indices, currency fluctuations, trading in depositary receipts and futures, if applicable, and/or research valuations by its staff, in determining what it believes is the fair value of the securities.

17

BLUE CURRENT GLOBAL DIVIDEND FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks	$41,923,767	$13,769,436	$—	$55,693,203
Preferred Stocks	945,924	—	—	945,924
Money Market Funds	3,030,171	—	—	3,030,171
Total	$45,899,862	$13,769,436	$—	$59,669,298

Refer to the Fund’s Schedule of Investments for a listing of the common stocks and preferred stocks by industry type. As of August 31, 2017, the Fund did not have any transfers between Levels. In addition, the Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of August 31, 2017. It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period.

Foreign currency translation – Amounts and securities denominated in or expected to settle in foreign currencies are translated into U.S. dollars based on exchange rates on the following basis:

A.	The fair values of investment securities and other assets and liabilities are translated as of the close of the NYSE each day.

B.	Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing as of 4:00 p.m. Eastern Time on the respective date of such transactions.

C.
The Fund does not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions and 3) the difference between the amounts of dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities that result from changes in exchange rates.

Forward foreign currency exchange contracts – The Fund, at times, uses forward foreign currency exchange contracts to hedge exposure to foreign currency. All foreign currency exchange contracts are “marked-to-market” daily at the applicable translation rates, resulting in unrealized gains or losses. Realized and unrealized gains or losses from transactions in foreign currency exchange contracts will be included in the Fund’s

18

BLUE CURRENT GLOBAL DIVIDEND FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Statement of Assets and Liabilities and Statement of Operations. Risks associated with these contracts include the potential inability of counterparties to meet the terms of their contracts and unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Share valuation – The NAV per share of each class of the Fund is calculated daily by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares outstanding of that class. The offering price and redemption price per share of each class of the Fund is equal to the NAV per share of such class, except that shareholders of the Fund are subject to a redemption fee equal to 2.00% of the NAV of Fund shares redeemed within 7 days of purchase, excluding involuntary redemptions of accounts that fall below the minimum investment amount or the redemption of Fund shares representing reinvested dividends, capital gain distributions, or capital appreciation. During the years ended August 31, 2017 and August 31, 2016, no shareholder transactions were subject to the redemption fee.

Investment income – Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. The Fund may invest in real estate investment trusts (“REITs”) that pay distributions to their shareholders based on available funds from operations. It is common for these distributions to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such distribution to be designated as return of capital. Distributions received from REITs are generally recorded as dividend income and, if necessary, are reclassified annually in accordance with tax information provided by the underlying REITs. The Fund may also invest in master limited partnerships (“MLPs”) whose distributions generally are comprised of ordinary income, capital gains and return of capital from the MLP. For financial statement purposes, the Fund records all income received as ordinary income. This amount may be subsequently revised based on information received from MLPs after their tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of the Fund. Withholding taxes on foreign dividends have been recorded for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Security transactions – Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated among the Fund and the other series of the Trust based on the relative net assets of each series or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – Distributions to shareholders arising from net investment income are declared and paid quarterly to shareholders. Net realized capital gains, if any, are distributed at least annually. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid during the

19

BLUE CURRENT GLOBAL DIVIDEND FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

years ended August 31, 2017 and August 31, 2016 was ordinary income. On September 29, 2017, the Fund paid an ordinary income dividend of $0.04 per share to shareholders of record on September 28, 2017.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, each as of the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax – The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the 12 months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of August 31, 2017:

Tax cost of portfolio investments	$53,577,466
Gross unrealized appreciation	$6,885,303
Gross unrealized depreciation	(793,471)
Net unrealized appreciation on investments	6,091,832
Net unrealized appreciation of translation of assets in foreign currencies	195
Undistributed ordinary income	124,075
Undistributed long-term gains	664,468
Accumulated earnings	$6,880,570

The difference between the federal income tax cost of portfolio investments and the financial statement cost is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales, the tax treatment of the cost of securities received as in-kind subscriptions at the inception of the Fund, and the tax treatment of income and capital gains on publicly-traded partnerships held by the Fund.

During the year ended August 31, 2017, the Fund utilized capital loss carryforwards of $856,966 to offset current year realized gains.

20

BLUE CURRENT GLOBAL DIVIDEND FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

For the year ended August 31, 2017, the following reclassifications were made on the Statement of Assets and Liabilities as a result of permanent differences in the recognition of capital gains or losses under income tax regulations and GAAP:

Paid-in capital	$(299)
Accumulated net investment income	$(17,560)
Accumulated net realized gains from securities transactions	$17,859

These differences are primarily due to the tax treatment of net realized losses from foreign currency transactions. Such reclassifications, the result of permanent differences between financial statement and income tax reporting requirements, have no effect on the Fund’s net assets or NAV per share.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for all open tax years (tax years ended August 31, 2015 through August 31, 2017) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Fund identifies its major tax jurisdiction as U.S. federal.

3. Investment Transactions

During the year ended August 31, 2017, cost of purchases and proceeds from sales of investment securities, other than short-term investments, were $41,704,251 and $28,682,726, respectively.

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT
The Fund’s investments are managed by Edge Advisors, LLC (the “Adviser”) pursuant to the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at the annual rate of 0.99% of its average daily net assets.

Pursuant to an Expense Limitation Agreement between the Fund and the Adviser (the “ELA”), the Adviser has agreed, until January 1, 2019, to reduce its investment advisory fees and reimburse other expenses to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs; taxes; interest; acquired fund fees and expenses; extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business; and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 of the Investment Company Act of 1940) to an amount not exceeding 0.99% of the Fund’s average daily net assets. Accordingly, the Adviser reduced its investment advisory fees in the amount of $225,554 during the year ended August 31, 2017.

21

BLUE CURRENT GLOBAL DIVIDEND FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Under the terms of the ELA, investment advisory fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses to exceed the lesser of (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. As of August 31, 2017, the Adviser may seek recoupment of investment advisory fee reductions no later than the dates stated below:

August 31, 2018	August 31, 2019	August 31, 2020	Total
$159,675	$189,186	$225,554	$574,415

OTHER SERVICE PROVIDERS
Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting, compliance and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies, and costs of pricing the Fund’s portfolio securities.

DISTRIBUTION AGREEMENT
Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers and a Trustee of the Trust are also officers of Ultimus and the Distributor and are not paid by the Fund for serving in such capacities.

TRUSTEE COMPENSATION
Effective October 1, 2016, each Trustee, who is not an “interested person” of the Trust (“Independent Trustee”), receives a $1,000 annual retainer from the Fund, paid quarterly, except for the Board Chairperson who receives a $1,200 annual retainer from the Fund, paid quarterly. Each Independent Trustee also receives from the Fund a fee of $500 for each Board meeting attended plus reimbursement for travel and other meeting-related expenses. Prior to October 1, 2016, the Fund paid each Independent Trustee a fee of $500 for each Board meeting attended, plus a $500 annual retainer. Trustees affiliated with the Adviser or Ultimus are not compensated by the Trust for their services.

22

BLUE CURRENT GLOBAL DIVIDEND FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

PRINCIPAL HOLDERS OF FUND SHARES
As of August 31, 2017, the following shareholders owned of record 5% or more of the outstanding shares of the Fund:

Name of Record Owner	% Ownership
Pershing, LLC (for the benefit of multiple shareholders)	82%
Charles Schwab & Co., Inc. (for the benefit of multiple shareholders)	9%
National Financial Services, LLC (for the benefit of multiple shareholders)	6%

A beneficial owner of 25% or more of a Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholder’s meeting.

5. Derivatives Transactions

At August 31, 2017, the Fund is invested in derivative contracts which are reflected in the Statement of Assets and Liabilities as follows:

		Derivative Assets		Derivative Liabilities
Risk	Derivative Type	Statement of Assets and Liabilities Location	Fair Value Amount	Statement of Assets and Liabilities Location	Fair Value Amount
Currency	Forward foreign currency exchange contracts	Unrealized appreciation on forward currency exchange contracts	$—	Unrealized depreciation on forward currency exchange contracts	$(99,051)

For the year ended August 31, 2017, the effect of derivative contracts in the Fund’s Statement of Operations was as follows:

		Statement of Operations
Risk	Derivative Type	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)
Currency	Forward foreign currency exchange contracts	$—	$(99,051)

In the ordinary course of business, the Fund may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Fund to offset the exposure

23

BLUE CURRENT GLOBAL DIVIDEND FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

it has on any transactions with a specific counterparty with any collateral it has received or delivered in connection with other transactions with that counterparty. Generally, the Fund manages its cash collateral and securities collateral, if any, on a counterparty basis.

The following table presents, by derivative type, the Fund’s financial derivative instruments net of the related collateral (received)/pledged, if any, at August 31, 2017:

				Gross Amounts Not Offset in the Statement of Assets & Liabilities
Derivative Type	Gross Amounts of Recognized Assets (Liabilities)	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts of Assets Presented in the Statement Of Assets & Liabilities	Financial Instruments	Collateral Received (Pledged)	Net Amount
Forward Foreign Currency Exchange Contracts	$(99,051)	$—	$(99,051)	$—	$—	$(99,051)
Total subject to a master netting or similar arrangement	$(99,051)	$—	$(99,051)	$—	$—	$(99,051)

6. Foreign Investment Risk

Compared with investing in the U.S., investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls, and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains or increase losses from investments denominated in foreign currencies. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair an investor’s ability to bring its capital or income back to the U.S. The value of foreign securities may be affected by incomplete, less frequent, or inaccurate financial information about their issuers, social upheavals, or political actions ranging from tax code changes to government collapse. Foreign companies may also receive less coverage by market analysts than U.S. companies and may be subject to different reporting standards or regulatory requirements than those applicable to U.S. companies.

24

BLUE CURRENT GLOBAL DIVIDEND FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

7. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations, warranties, and general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events except the subsequent ordinary income dividend disclosed in Note 2.

25

BLUE CURRENT GLOBAL DIVIDEND FUND
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Shareholders of Blue Current Global Dividend Fund and
Board of Trustees of Ultimus Managers Trust

We have audited the accompanying statement of assets and liabilities, including the schedules of investments and forward foreign currency contracts, of Blue Current Global Dividend Fund (the “Fund”), a series of Ultimus Managers Trust, as of August 31, 2017, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three periods in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2017, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Blue Current Global Dividend Fund as of August 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN & COMPANY, LTD.
Cleveland, Ohio
October 25, 2017

26

BLUE CURRENT GLOBAL DIVIDEND FUND
ABOUT YOUR FUND’S EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur ongoing costs, including management fees and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent period (March 1, 2017) and held until the end of the period (August 31, 2017).

The table below illustrates the Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge sales loads. However, a redemption fee of 2% is applied on the sale of shares held for less than 7 days.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund’s expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

27

BLUE CURRENT GLOBAL DIVIDEND FUND
ABOUT YOUR FUND’S EXPENSES (Unaudited) (Continued)

Institutional Class	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Net Expense Ratio	Expenses Paid During Period(a)
Based on Actual Fund Return	$1,000.00	$1,071.70	0.99%	$5.17
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,020.21	0.99%	$5.04

(a)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

28

BLUE CURRENT GLOBAL DIVIDEND FUND
OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling 1-800-514-3583, or on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling 1-800-514-3583, or on the SEC’s website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. These filings are available upon request by calling 1-800-514-3583. Furthermore, you may obtain a copy of the filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

OTHER FEDERAL TAX INFORMATION (Unaudited)

Qualified Dividend Income – The Fund designates 100%, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue code, as qualified dividend income eligible for the reduced tax rate of 15%.

Dividends Received Deduction – Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal year 2017 ordinary income dividends, 59% qualifies for the corporate dividends received deduction.

Foreign Tax Credit Pass Through - The Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. The Fund’s foreign source income per share was $0.34 and the foreign tax expense per share was $0.02. Shareholders will receive more detailed information along with their 2017 Form 1099-DIV.

29

BLUE CURRENT GLOBAL DIVIDEND FUND
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS
(Unaudited)

The Board has overall responsibility for management of the Trust’s affairs. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement, or removal. The Trustees, in turn, elect the officers of the Fund to actively supervise its day-to-day operations. The officers have been elected for an annual term. Each Trustee’s and officer’s address is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246. The following are the Trustees and executive officers of the Fund:

Name and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years	Number of Funds in Trust Overseen by Trustee	Directorships of Public Companies Held by Trustee During Past 5 Years
Interested Trustees:
Robert G. Dorsey* Year of Birth: 1957	Since February 2012	Trustee (February 2012 to present) President (June 2012 to October 2013)	Chief Executive Officer and Managing Director of Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC (1999 to present)	27	None
Independent Trustees:
Janine L. Cohen Year of Birth: 1952	Since January 2016	Trustee	Retired since 2013; Chief Financial Officer from 2004 to 2013 and Chief Compliance Officer from 2008 to 2013 at AER Advisors, Inc.	27	None
David M. Deptula Year of Birth: 1958	Since June 2012	Trustee	Vice President of Legal and Special Projects at Dayton Freight Lines, Inc. since 2016; Vice President of Tax Treasury at The Standard Register Inc. (formerly The Standard Register Company) from November 2011 to January 2016	27	None

30

BLUE CURRENT GLOBAL DIVIDEND FUND
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS
(Unaudited) (Continued)

Name and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years	Number of Funds in Trust Overseen by Trustee	Directorships of Public Companies Held by Trustee During Past 5 Years
Independent Trustees: (continued)
John J. Discepoli Year of Birth: 1963	Since June 2012	Chairman (May 2016 to present) Trustee (June 2012 to present)	Owner of Discepoli Financial Planning, LLC (personal financial planning company) since November 2004	27	None

*
Mr. Dorsey is considered an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act, as amended, because of his relationship with the Trust’s administrator, transfer agent and distributor.

Name and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years
Executive Officers:
David R. Carson Year of Birth: 1958	Since April 2013	Principal Executive Officer (April 2017 to present) President (October 2013 to present) Vice President (April 2013 to October 2013)
Vice President and Director of Client Strategies of Ultimus Fund Solutions, LLC (2013 to present); President, Unified Series Trust (2016 to present); Chief Compliance Officer, FSI LBAR Fund (2013 to 2016); Chief Compliance Officer, The Huntington Funds (2005 to 2013), Huntington Strategy Shares (2012 to 2013), and Huntington Asset Advisors (2013); Vice President, Huntington National Bank (2001 to 2013)

31

BLUE CURRENT GLOBAL DIVIDEND FUND
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS
(Unaudited) (Continued)

Name and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years
Jennifer L. Leamer Year of Birth: 1976	Since April 2014	Treasurer (October 2014 to present) Assistant Treasurer (April 2014 to October 2014)	Vice President, Mutual Fund Controller of Ultimus Fund Solutions, LLC (2014 to present); Business Analyst of Ultimus Fund Solutions, LLC (2007 to 2014)
Frank L. Newbauer Year of Birth: 1954	Since February 2012	Secretary (July 2017 to present) Assistant Secretary (April 2015 to July 2017) Secretary (February 2012 to April 2015)	Assistant Vice President of Ultimus Fund Solutions, LLC (2010 to present)
Charles C. Black Year of Birth: 1979	Since April 2015	Chief Compliance Officer (January 2016 to present) Assistant Chief Compliance Officer (April 2015 to January 2016)
Senior Compliance Officer of Ultimus Fund Solutions, LLC (2015 to present); Senior Compliance Manager for Touchstone Mutual Funds (2013 to 2015); Senior Compliance Manager for Fund Evaluation Group (2011 to 2013)

Additional information about members of the Board and executive officers is available in the Fund’s Statement of Additional Information (“SAI”). To obtain a free copy of the SAI, please call 1-800-514-3583.

32

BLUE CURRENT GLOBAL DIVIDEND FUND
DISCLOSURE REGARDING APPROVAL OF INVESTMENT
ADVISORY AGREEMENT (Unaudited)

The Board of Trustees (the “Board”), including the Independent Trustees voting separately, has reviewed and approved the Fund’s Investment Advisory Agreement with Edge Advisors, LLC (the “Adviser”) for an additional term. Approval took place at an in-person meeting held on April 24-25, 2017, at which all of the Trustees were present.

In the course of their deliberations, the Board was advised by legal counsel. The Board received and reviewed a substantial amount of information provided by the Adviser in response to requests of the Board and counsel.

In deciding whether to approve the renewal of the Investment Advisory Agreement, the Board recalled its review of the materials related to the Fund and the Adviser throughout the preceding two years since the initial approval of the Investment Advisory Agreement and its numerous discussions with Trust management and the Adviser about the operations and performance of the Fund during that period. The Board further considered those materials and discussions and other numerous factors, including the factors described below.

The nature, extent, and quality of the services provided by the Adviser. In this regard, the Board reviewed the services being provided by the Adviser to the Fund including, without limitation, its investment advisory services since the Fund’s inception, the Adviser’s compliance policies and procedures, its efforts to promote the Fund and assist in its distribution, and its compliance program. After reviewing the foregoing information and further information regarding the Adviser’s business, the Board concluded that the quality, extent, and nature of the services provided by the Adviser were satisfactory and adequate for the Fund.

The investment performance of the Fund. In this regard, the Board compared the performance of the Fund with the performance of its benchmark index and related Morningstar category. The Board noted that the Fund had outperformed its benchmark and peer group since the Fund’s inception. The Board also considered the consistency of the Adviser’s management with the Fund’s investment objective and policies. Following discussion of the investment performance of the Fund and its performance relative to its Morningstar category, the Adviser’s experience in managing a mutual fund and separate accounts, its historical investment performance, and other factors, the Board concluded that the investment performance of the Fund has been satisfactory.

The costs of the services provided and profits realized by the Adviser and its affiliates from its relationship with the Fund. In this regard, the Board considered the Adviser’s staffing, personnel, and methods of operations; the education and experience of its personnel; compliance program, policies, and procedures; financial condition and the level of commitment to the Fund, and, generally, the Adviser’s advisory business; the asset level of the Fund; and the overall expenses of the Fund, including the advisory fee. The Board considered the Adviser’s Expense Limitation Agreement (the “ELA”) with the Fund, and

33

BLUE CURRENT GLOBAL DIVIDEND FUND
DISCLOSURE REGARDING APPROVAL OF INVESTMENT
ADVISORY AGREEMENT (Unaudited) (Continued)

considered the Adviser’s current and past fee reductions and expense reimbursements for the Fund. The Board further took into account the Adviser’s commitment to continue the ELA until at least January 1, 2019.

The Board also considered potential benefits for the Adviser in managing the Fund, including promotion of the Adviser’s name and the potential for it to receive research, statistical, or other services from the Fund’s trades. The Board compared the Fund’s advisory fee and overall expense ratio to the average advisory fees and average expense ratios for its Morningstar category. The Board noted that the 0.99% advisory fee for the Fund was above the average and the median for the Fund’s peer group, and above the average and median of funds of similar size and structure in the fund’s Morningstar category (World Stock Funds under $100 million, True No-Load). The Board further noted that the overall annual expense ratio of 0.99% for the Fund is above the average and median for the fund’s peer group, and below the average and median for its Morningstar category. The Board also considered the fee charged by the Adviser to its other accounts that have a substantially similar strategy as the Fund and considered the similarities and differences of services received by such other accounts as compared to the services received by the Fund. The Board noted that the fee structures applicable to the Adviser’s other clients were not indicative of any unreasonableness with respect to the advisory fees payable to the Fund. Following these comparisons and upon further consideration and discussion of the foregoing, the Board concluded that the advisory fee paid to the Adviser by the Fund is fair and reasonable.

The extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors. In this regard, the Board considered that the Fund’s fee arrangements with the Adviser involve both the advisory fee and the ELA. The Board determined that while the advisory fee remained the same as asset levels increased, the shareholders of the Fund have experienced benefits from the ELA. Following further discussion of the Fund’s asset level, expectations for growth, and level of fees, the Board determined that the Fund’s fee arrangements with the Adviser would continue to provide benefits. The Board also determined that the fee arrangements were fair and reasonable in relation to the nature and quality of services being provided by the Adviser, given the Fund’s projected asset levels for the next year.

Brokerage and portfolio transactions. In this regard, the Board considered the Adviser’s trading policies, procedures, and performance in seeking best execution for its clients, including the Fund. The Board also considered the historical portfolio turnover rate for the Fund; the process by which evaluations are made of the overall reasonableness of commissions paid; the process by which the Adviser evaluates best execution; the method and basis for selecting and evaluating the broker-dealers used; and any anticipated

34

BLUE CURRENT GLOBAL DIVIDEND FUND
DISCLOSURE REGARDING APPROVAL OF INVESTMENT
ADVISORY AGREEMENT (Unaudited) (Continued)

allocation of portfolio business to persons affiliated with the Adviser. After further review and discussion, the Board determined that the Adviser’s practices regarding brokerage and portfolio transactions were satisfactory.

Possible conflicts of interest. In evaluating the possibility for conflicts of interest, the Board considered such matters as the experience and abilities of the advisory personnel assigned to the Fund, the Adviser’s process for allocating trades among its different clients, and the substance and administration of the Adviser’s Code of Ethics. Following further consideration and discussion, the Board found that the Adviser’s standards and practices relating to the identification and mitigation of potential conflicts of interests were satisfactory.

Conclusion
After full consideration of the above factors as well as other factors, the Board unanimously concluded that continuance of the Investment Advisory Agreement was in the best interests of each of the Fund and its shareholders. It was noted that in the Trustees’ deliberation regarding the approval of the renewal of the Investment Advisory Agreement, the Trustees did not identify any particular information or factor that was all-important or controlling, and that each individual Trustee may have attributed different weights to the various factors noted above.

35

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CASTLEMAINE FUNDS

Castlemaine Emerging Markets Opportunities Fund (CNEMX)

Castlemaine Event Driven Fund (CNEVX)

Castlemaine Long/Short Fund (CNLSX)

Castlemaine Market Neutral Fund (CNMNX)

Castlemaine Multi-Strategy Fund (CNMSX)

Annual Report

August 31, 2017

CASTLEMAINE FUNDS LETTER TO SHAREHOLDERS	August 31, 2017

Dear Shareholders,

This is the Annual Report to Shareholders of Castlemaine Emerging Markets Opportunities Fund, Castlemaine Event Driven Fund, Castlemaine Long/Short Fund, Castlemaine Market Neutral Fund, and Castlemaine Multi-Strategy Fund, (collectively, the “Castlemaine Funds”) for the period August 31, 2016 through August 31, 2017. On behalf of the investment manager, Castlemaine LLC (the “Adviser”), we would like to thank you for your continued investment in the funds.

Over the past year Castlemaine Market Neutral has outperformed its benchmark and its relevant MorningStar Category average, and since inception Emerging Markets has outperformed both as well.

Castlemaine Funds Performance vs. benchmarks since inception (December 29, 2016) - August 31, 2017
	Emerging Markets	Event Driven	Long Short	Market Neutral	Multi Strategy
	CNEMX	CNEVX	CNLSX	CNMNX	CNMSX
Performance Since Inception	8.15%	11.52%	-0.70%	12.60%	5.10%
— Relevant HFRX Benchmark	4.39%	17.41%	4.92%	-3.08%	13.58%
Relevant MorningStar Category Group (2)	7.75%	3.01%	7.75%	3.09%	4.12%

	Emerging Markets	Event Driven	Long Short	Market Neutral	Multi Strategy
	CNEMX	CNEVX	CNLSX	CNMNX	CNMSX
Performance Since Aug. 31, 2016	-0.87%	1.94%	-2.17%	9.96%	0.10%
— Relevant Benchmark (1)	4.85%	9.67%	7.60%	1.24%	8.56%
Relevant MorningStar Category Group (2)	7.60%	3.01%	7.60%	3.09%	3.04%

(1)	Benchmarks: HFRX Emerging Markets Composite, HFRX Event Driven Index, HFRX Equity Hedge Index, HFRX EH Market Neutral Index and HFRX EH Multi Strategy Index
(2)	MorningStar Category averages: MultiAlternative, Market Neutral (Includes Event Driven), and Equity Long Short (Includes Emerging Markets)

Market & Economic Conditions Summary
The past year has been full of surprises and unexpected outcomes starting with a surprise US presidential election victory by Donald Trump in November of 2016. The S&P500 subsequently rallied strongly over the past year not only making new record highs but also registering the lowest average annual volatility since 1993. The second fiscal quarter was the strongest period of performance for both broad markets and for most of our funds. The S&P500 rallied 7.5% from end-November 2016 through February 28, 2017, while the Castlemaine Long Short Fund registered a gain of 7.6%, for instance. Subsequently, in the 3rd and 4th fiscal quarters of 2017, while the S&P500 continued to grind higher we adopted a more conservative outlook which hindered performance across all of our funds. In March 2017 the US Federal Reserve once again raised interest rates and our thinking going into the March to August period was that the draining of liquidity by the Federal Reserve would have a moderating effect on global markets. This however did not transpire. In fact since August 2016, the only meaningful S&P500 drawdown of about 2% occurred in October of 2016, during the first quarter when nerves leading up to the election were frayed. Crude oil and gold prices are essentially unchanged over the past year while US benchmark yields are all higher as the Federal Reserve has begun the normalization process. Overall its been an equally surprising year in terms of broad equity market performance.

The Castlemaine Funds are managed with a flexible investment approach and utilize alternative market hedging strategies which should result in lower overall risk without sacrificing market returns. Although each Castlemaine Fund is managed in accordance with its investment objectives, we nonetheless strive to provide a commonality of investment philosophy with an overlap of research and an incorporation of prudent risk budgeting.

Castlemaine Emerging Markets Opportunities Fund
The Castlemaine Emerging Markets Opportunities Fund seeks to provide high total return by normally investing in securities and other investments that are related to companies or governments economically tied to international emerging markets. The fund invests in long and short positions in securities, including common and preferred stocks, depositary receipts such as American Depositary Receipts (“ADRs”), ETFs, and warrants. The fund may also invest in foreign currency forward contracts (“forwards”) for both hedging and speculative purposes. The Adviser allocates the fund’s assets among different asset classes and markets using a macro-economic risk-allocation approach to portfolio construction. The fund’s asset allocation is derived from the Adviser’s view on global macro- economic factors such as central bank interest rate policies, economic growth, equity market risk factors, and political risks.

For the twelve months ended August 31, 2017, the Castlemaine Emerging Markets Opportunities Fund lost 0.87% compared to the HFRX Emerging Markets Index, which gained 4.85%%. Since inception the Castlemaine Emerging Markets Opportunities Fund has gained 8.15% versus the HFRX Emerging Markets Index which gained 4.39%. The top contributor to performance over the period was the fund’s early investment into top global lithium miner, Soquimich from Chile. Meanwhile, the largest loser over the period was the fund’s holding of Teva Pharmaceutical from Israel.

Castlemaine Event Driven Fund
The Castlemaine Event Driven Fund seeks capital appreciation through an event-driven strategy that primarily invests in long and short positions in equity securities undergoing event-driven situations, which may include: initial and seasoned equity offerings; extraordinary corporate transactions such as mergers, spin-offs, recapitalizations, tender offers, or other restructurings; upcoming critical dates for launches of new products; regulatory changes; analysts meetings; earnings announcements; covenant issues; bankruptcies; corporate reorganizations; shareholder activism; and significant management and external changes that dramatically change the firm’s profit margins. The fund seeks to invest in transactions with an identifiable event period and calculable rates of return based on the Adviser’s appraisal of the “event-dynamics”. The Adviser uses a multi-factor model to create a system by which it assigns high reward/low risk investments.

For the twelve months ended August 31, 2017 the Castlemaine Event Driven Fund returned 1.94% compared to the HFRX Event Driven Index which was up 9.67%. Since inception the Castlemaine Event Driven Fund has gained 11.52% versus the HFRX Event Driven Index which gained 17.41%. Top contributors to performance over the period were situations involving takeovers in which the Fund held positions in underlying shares or call options such as Time Warner, Mobileye and Micron, for instance. The largest loser for the fund over the period was the failed activist involvement in Depomed.

Castlemaine Long/Short Fund
The Castlemaine Long/Short Fund seeks capital appreciation by primarily investing in long and short positions in equity securities. The fund may also invest in options and futures on securities. The Adviser allocates the fund’s assets among different asset classes and markets using a macro-economic risk-allocation approach to portfolio construction. The Adviser uses these factors to determine overall gross and net exposure to various assets and markets. The investment selection process is not limited to fundamental security considerations, but the Adviser takes long positions in companies and sectors that are increasing cash flow, improving operating margins, or growing top-line revenues, while taking short positions in those companies and sectors exhibiting a negative trend in the aforementioned fundamental factors. Usually, the fund’s portfolio will be net long, but it may at times invest substantially all of its assets in short positions in accordance with the Investment Company Act of 1940. This investment latitude allows the Adviser the flexibility in balancing the risk and return profile of the fund during bull markets (rising asset prices) and bear markets (falling asset prices).

For the twelve months ended August 31, 2017 the Castlemaine Long Short Fund lost 2.17% compared to the HFRX Equity Hedge Index, which gained 7.6%. Since inception the Castlemaine Long Short Fund has lost 0.70% versus the HFRX Equity Hedge Index which gained 4.92%. Our biggest gainer over the last year was Apple Computer and our largest loser was SM Energy.

Castlemaine Market Neutral Fund
The Castlemaine Market Neutral Fund seeks total return, consisting of income and capital appreciation by employing a market neutral investment strategy, which the fund defines as a strategy that attempts to create a portfolio that has a low correlation to the fluctuation in the general US equity markets. The Adviser seeks to implement this strategy by investing in long and short positions of equity securities and options on securities. The Adviser uses a macro-economic framework to determine gross and net exposure to various assets and markets. The Adviser generally seeks to build a portfolio of offsetting investments where securities are paired with other securities that often exhibit a high negative correlation of price movement. Therefore, as the value of securities markets increase (or decrease), the value of the paired assets will inversely decrease (or increase), which generates a market-neutral return. The fund’s portfolio will alternate between net long and net short exposure depending on market conditions. This investment latitude allows the Adviser to have the flexibility in balancing the risk and return profile of the fund.

For the twelve months ended August 31, 2017 the Castlemaine Market Neutral Fund returned 9.96% compared to the HFRX Market Neutral Index, which gained 1.24%. Since inception the Castlemaine Market Neutral Fund has gained 12.6% versus the HFRX Market Neutral Index which has lost 3.08%. Outperformance was driven by our exposure to Boeing and Apple Computer while our largest loser over the period was our hedge in volatility ETFs and put options.

Castlemaine Multi-Strategy Fund
The Castlemaine Multi-Strategy Fund seeks capital appreciation by using a flexible allocation strategy that includes both direct investments in securities and investments in affiliated and unaffiliated investment companies, including mutual funds, closed-end funds, and exchange-traded funds (“ETFs”), that employ various investment strategies as discussed below. Typically, the fund’s portfolio will consist of about 80% of its net assets invested in affiliated funds (i.e., investment companies advised by the Adviser), including Castlemaine Emerging Markets Opportunities Fund, Castlemaine Event Driven Fund, Castlemaine Long/Short Fund, Castlemaine Market Neutral Fund, and other funds that may be managed by the Adviser in the future. The balance of the fund’s portfolio will normally be invested in unaffiliated funds and directly in equity securities that provide exposure to other strategies.

For the twelve months ended August 31, 2017 the Castlemaine Multi Strategy Fund returned 0.1% compared to the HFRX Multi Strategy Equity Hedge Index, which gained 8.56%. Since inception the Castlemaine Multi Strategy Fund has gained 5.1% versus the HFRX Multi Strategy Equity Hedge Index which gained 13.58%. Our biggest gainer over the last year was our allocation to the Castlemaine Market Neutral Fund while our largest loser was our allocation to the Castlemaine Long Short Fund.

On behalf of the investment manager, Castlemaine LLC, we would like to thank you for your continued investment.

Sincerely,

Alfredo Viegas
Chief Investment Officer, Castlemaine LLC

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data current to the most recent month end are available by calling 1-888-594-0006.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The Fund’s prospectus contains this and other important information. To obtain a copy of the Fund’s prospectus please visit our website at www.apexcmfund.com or call 1-888-594-0006 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The Castlemaine Funds are distributed by Ultimus Fund Distributors, LLC.

This Letter to Shareholders seeks to describe some of the Adviser’s current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed. The securities held by the Funds that are discussed in the Letter to Shareholders were held during the period covered by this Report. They do not comprise the entire investment portfolio of the Funds, may be sold at any time and may no longer be held by the Funds. For a complete list of securities held by the Funds as of August 31, 2017, please see the Schedules of Investments and Schedules of Securities Sold Short sections of the annual report. The opinions of the Adviser with respect to those securities may change at any time.

Statements in the Letter to Shareholders that reflect projections or expectations for future financial or economic performance of the Funds and the market in general and statements of the Funds’ plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed, or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to factors noted with such forward-looking statements include, without limitation, general economic conditions, such as inflation, recession, and interest rates. Past performance is not a guarantee of future results.

CASTLEMAINE EMERGING MARKETS OPPORTUNITIES FUND
PERFORMANCE INFORMATION
August 31, 2017 (Unaudited)

Comparison of the Change in Value of a $1,000,000 Investment in
Castlemaine Emerging Markets Opportunities Fund versus the
HFRX Emerging Markets Composite Index

Average Annual Total Returns For Periods Ended August 31, 2017
	1 Year	Since Inception(b)
Castlemaine Emerging Markets Opportunities Fund(a)	(0.87%)	4.79%
HFRX Emerging Markets Composite Index	4.85%	2.60%

(a)	The total returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.
(b)	The Fund commenced operations on December 29, 2015.

CASTLEMAINE EVENT DRIVEN FUND
PERFORMANCE INFORMATION
August 31, 2017 (Unaudited)

Comparison of the Change in Value of a $1,000,000 Investment in
Castlemaine Event Driven Fund versus
the HFRX Event Driven Index

Average Annual Total Returns For Periods Ended August 31, 2017
	1 Year	Since Inception(b)
Castlemaine Event Driven Fund(a)	1.94%	6.73%
HFRX Event Driven Index	9.67%	10.06%

(a)	The total returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.
(b)	The Fund commenced operations on December 29, 2015.

CASTLEMAINE LONG/SHORT FUND
PERFORMANCE INFORMATION
August 31, 2017 (Unaudited)

Comparison of the Change in Value of a $1,000,000 Investment in
Castlemaine Long/Short Fund versus
the HFRX Equity Hedge Index

Average Annual Total Returns For Periods Ended August 31, 2017
	1 Year	Since Inception(b)
Castlemaine Long/Short Fund(a)	(2.17%)	(0.42%)
HFRX Equity Hedge Index	7.60%	2.91%

(a)	The total returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.
(b)	The Fund commenced operations on December 29, 2015.

CASTLEMAINE MARKET NEUTRAL FUND
PERFORMANCE INFORMATION
August 31, 2017 (Unaudited)

Comparison of the Change in Value of a $1,000,000 Investment in
Castlemaine Market Neutral Fund versus the
HFRX EH: Equity Market Neutral Index

Average Annual Total Returns For Periods Ended August 31, 2017
	1 Year	Since Inception(b)
Castlemaine Market Neutral Fund(a)	9.96%	7.35%
HFRX EH: Equity Market Neutral Index	1.24%	(1.85%)

(a)	The total returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.
(b)	The Fund commenced operations on December 29, 2015.

CASTLEMAINE MULTI-STRATEGY FUND
PERFORMANCE INFORMATION
August 31, 2017 (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in
Castlemaine Multi-Strategy Fund versus
the HFRX EH: Multi-Strategy Index

Average Annual Total Returns For Periods Ended August 31, 2017
	1 Year	Since Inception(b)
Castlemaine Multi-Strategy Fund(a)	0.10%	3.02%
HFRX EH: Multi-Strategy Index	8.56%	7.90%

(a)	The total returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.
(b)	The Fund commenced operations on December 29, 2015.

CASTLEMAINE EMERGING MARKETS OPPORTUNITIES FUND
PORTFOLIO INFORMATION
August 31, 2017 (Unaudited)

Net Sector Exposure*

*	The net percentages are computed by taking the net dollar exposure, including short positions, and dividing by the net assets of the Fund. Consequently, the percentages will not total to 100%.

Top 10 Long Equity Holdings
Security Description	% of Net Assets
CEMEX, S.A.B. de C.V. - ADR	5.7%
China Mobile Ltd. - ADR	5.3%
Banco Macro S.A. - ADR	4.0%
Gold Fields Ltd. - ADR	3.8%
YPF S.A. - ADR	3.6%
AngloGold Ashanti Ltd. - ADR	3.5%
Silicon Motion Technology Corporation - ADR	3.5%
iShares MSCI Mexico Capped ETF	3.5%
Cia de Minas Buenaventura S.A.A. - ADR	3.1%
Fomento Economico Mexicano, S.A.B. de C.V. - ADR	3.1%

All Short Equity Holdings
Security Description	% of Net Assets
PT Telekomunikasi Indonesia Tbk - ADR	(2.7%)
América Móvil S.A.B. de C.V. - Series L - ADR	(2.2%)
iShares MSCI Hong Kong ETF	(1.9%)
iShares MSCI Turkey ETF	(1.8%)
POSCO - ADR	(1.8%)
VanEck Vectors Russia ETF	(1.6%)
Grupo Televisa S.A. - ADR	(1.6%)
Fibria Celulose S.A. - ADR	(1.5%)

CASTLEMAINE EVENT DRIVEN FUND
PORTFOLIO INFORMATION
August 31, 2017 (Unaudited)

Net Sector Exposure*

*	The net percentages are computed by taking the net dollar exposure, including short positions, and dividing by the net assets of the Fund. Consequently, the percentages will not total to 100%.

Top 10 Long Equity Holdings
Security Description	% of Net Assets
Gilead Sciences, Inc.	4.4%
NXP Semiconductors N.V.	4.2%
Time Warner, Inc.	3.8%
Scripps Networks Interactive, Inc. - Class A	3.2%
Cypress Semiconductor Corporation	3.1%
Charter Communications, Inc. - Class A	3.0%
Rockwell Collins, Inc.	2.9%
Ply Gem Holdings, Inc.	2.9%
BioMarin Pharmaceutical, Inc.	2.7%
Westar Energy, Inc.	2.7%

All Short Equity Holdings
Security Description	% of Net Assets
SPDR Dow Jones Industrial Average ETF Trust	(6.5%)
Verizon Communications, Inc.	(2.2%)
iShares Russell 2000 ETF	(2.1%)

CASTLEMAINE LONG/SHORT FUND
PORTFOLIO INFORMATION
August 31, 2017 (Unaudited)

Net Sector Exposure*

*	The net percentages are computed by taking the net dollar exposure, including short positions, and dividing by the net assets of the Fund. Consequently, the percentages will not total to 100%.

Top 10 Long Equity Holdings
Security Description	% of Net Assets
Amgen, Inc.	6.0%
Apple, Inc.	5.5%
Gilead Sciences, Inc.	4.9%
Rio Tinto plc - ADR	4.1%
BHP Billiton Ltd. - ADR	3.7%
Corning, Inc.	3.6%
JetBlue Airways Corporation	3.3%
Seagate Technology plc	3.2%
DHT Holdings, Inc.	3.1%
Vulcan Materials Company	3.0%

Top 10 Short Equity Holdings
Security Description	% of Net Assets
SPDR Dow Jones Industrial Average ETF Trust	(5.5%)
AvalonBay Communities, Inc.	(4.7%)
CarMax, Inc.	(2.8%)
iShares Russell 2000 ETF	(2.4%)
Allstate Corporation (The)	(2.3%)
Signet Jewelers Ltd.	(2.1%)
Verizon Communications, Inc.	(2.0%)
Caterpillar, Inc.	(2.0%)
Progressive Corporation (The)	(1.5%)
Comcast Corporation - Class A	(1.4%)

CASTLEMAINE MARKET NEUTRAL FUND
PORTFOLIO INFORMATION
August 31, 2017 (Unaudited)

Net Sector Exposure*

*	The net percentages are computed by taking the net dollar exposure, including short positions, and dividing by the net assets of the Fund. Consequently, the percentages will not total to 100%.

Top 10 Long Equity Holdings
Security Description	% of Net Assets
Boeing Company (The)	7.1%
Amgen, Inc.	5.3%
Apple, Inc.	4.9%
Corning, Inc.	4.2%
Raytheon Company	4.0%
iShares iBoxx $ High Yield Corporate Bond ETF	3.9%
Rio Tinto plc - ADR	3.6%
Cisco Systems, Inc.	3.6%
BHP Billiton Ltd. - ADR	3.2%
Gilead Sciences, Inc.	3.1%

Top 10 Short Equity Holdings
Security Description	% of Net Assets
Boeing Company (The)	(7.1%)
iShares Russell 2000 ETF	(5.2%)
SPDR Dow Jones Industrial Average ETF Trust	(3.2%)
AvalonBay Communities, Inc.	(2.8%)
Tesla, Inc.	(2.6%)
CarMax, Inc.	(2.5%)
iShares North American Tech-Software ETF	(2.2%)
Verizon Communications, Inc.	(2.1%)
Allstate Corporation (The)	(2.0%)
Caterpillar, Inc.	(1.8%)

CASTLEMAINE MULTI-STRATEGY FUND
PORTFOLIO INFORMATION
August 31, 2017 (Unaudited)

Investment Strategy Allocation

All Long Equity Holdings
Security Description	% of Net Assets
Castlemaine Market Neutral Fund	21.4%
Castlemaine Event Driven Fund	21.2%
Castlemaine Emerging Markets Opportunities Fund	20.6%
Castlemaine Long/Short Fund	18.9%
iShares iBoxx $ High Yield Corporate Bond ETF	7.6%
iShares TIPS Bond ETF	3.3%
Deutsche Xtrackers MSCI Europe Hedged Equity ETF	1.3%

CASTLEMAINE EMERGING MARKETS OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS August 31, 2017
COMMON STOCKS — 88.1%	Shares	Value
Consumer Discretionary — 4.1%
Automobiles — 1.6%
Tata Motors Ltd. - ADR (a)	700	$20,902

Internet & Direct Marketing Retail — 2.5%
Vipshop Holdings Ltd. - ADR (a)	3,500	32,585

Consumer Staples — 4.1%
Beverages — 4.1%
Ambev S.A. - ADR	2,000	12,520
Fomento Economico Mexicano, S.A.B. de C.V. - ADR (b)	400	40,024
		52,544
Energy — 9.9%
Oil, Gas & Consumable Fuels — 9.9%
CNOOC Ltd. - ADR	300	36,465
PetroChina Company Ltd. - ADR	300	19,296
Petroleo Brasileiro S.A. - ADR (a)	3,000	26,940
YPF S.A. - ADR (b)	2,300	46,138
		128,839
Financials — 10.6%
Banks — 9.3%
Banco Macro S.A. - ADR	500	51,905
Banco Santander Brasil S.A. - ADS	2,000	17,620
Grupo Financiero Santander México, S.A.B. de C.V. - Class B - ADR	2,000	20,620
ICICI Bank Ltd. - ADR	3,300	30,921
		121,066
Insurance — 1.3%
China Life Insurance Company Ltd. - ADR	1,000	16,120

Health Care — 3.8%
Pharmaceuticals — 3.8%
Dr. Reddy's Laboratories Ltd. - ADR (b)	800	25,752
Teva Pharmaceutical Industries Ltd. - ADR (b)	1,500	23,790
		49,542
Industrials — 4.0%
Air Freight & Logistics — 2.1%
ZTO Express Cayman, Inc. - ADR (a)	2,000	27,300

Airlines — 1.9%
Azul S.A. (a)	1,000	25,010

See accompanying notes to financial statements.

CASTLEMAINE EMERGING MARKETS OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 88.1% (Continued)	Shares	Value
Information Technology — 16.9%
Electronic Equipment Instruments & Components — 2.2%
LG Display Company Ltd. - ADR	2,000	$27,940

Internet Software & Services — 5.2%
Alibaba Group Holding Ltd. - ADR (a)	100	17,174
Baidu, Inc. - ADR (a)	100	22,805
NetEase, Inc. - ADR	100	27,584
		67,563
IT Services — 1.7%
Infosys Ltd. - ADR	1,500	22,500

Semiconductors & Semiconductor Equipment — 7.8%
Advanced Semiconductor Engineering, Inc. - ADR	3,000	18,300
Silicon Motion Technology Corporation - ADR	1,000	45,610
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	1,000	36,970
		100,880
Materials — 24.9%
Chemicals — 4.5%
Albemarle Corporation	300	34,878
Sociedad Quimica y Minera de Chile S.A. - ADR	500	23,465
		58,343
Construction Materials — 5.7%
CEMEX, S.A.B. de C.V. - ADR (a)	8,000	74,480

Metals & Mining — 14.7%
AngloGold Ashanti Ltd. - ADR	4,500	45,630
Cia de Minas Buenaventura S.A.A. - ADR	3,000	40,290
Gerdau S.A. - ADR	8,000	29,680
Gold Fields Ltd. - ADR	11,000	49,060
Sibanye Gold Ltd. - ADR	4,066	26,023
		190,683
Real Estate — 1.5%
Real Estate Management & Development — 1.5%
Cresud S.A.C.I.F. y A. - ADR (a)	1,000	19,300

Telecommunication Services — 8.3%
Diversified Telecommunication Services — 3.0%
Telefonica Brasil S.A. - ADR	2,500	38,500

See accompanying notes to financial statements.

CASTLEMAINE EMERGING MARKETS OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 88.1% (Continued)	Shares	Value
Telecommunication Services — 8.3% (Continued)
Wireless Telecommunication Services — 5.3%
China Mobile Ltd. - ADR (b)	1,300	$69,004

Total Common Stocks (Cost $1,046,417)		$1,143,101

EXCHANGE-TRADED FUNDS — 7.5%	Shares	Value
Direxion Daily MSCI Brazil Bull 3X Shares (a)	500	$20,540
iShares MSCI Mexico Capped ETF (b)	800	45,176
iShares MSCI South Africa ETF (b)	500	31,260
Total Exchange-Traded Funds (Cost $77,478)		$96,976

PURCHASED OPTION CONTRACTS — 1.4%	Expiration Date	Strike Price	Contracts	Value
Call Option Contracts — 1.1%
10-Year U.S. Treasury Note Future	10/27/17	$127.00	5	$3,906
Alibaba Group Holding Ltd.	09/15/17	165.00	5	3,970
Crude Oil Future	10/17/17	55.00	4	840
Ctrip.com International Ltd.	09/15/17	60.00	30	75
Infosys Ltd.	09/15/17	15.00	20	480
iShares MSCI Emerging Markets Index Fund	09/15/17	44.00	30	3,000
NetEase, Inc.	09/15/17	300.00	15	675
Petroleo Brasileiro S.A.	10/20/17	9.00	25	1,075
Teva Pharmaceutical Industries Ltd.	09/15/17	32.50	20	40
Teva Pharmaceutical Industries Ltd.	03/16/18	30.00	50	425
				14,486
Put Option Contracts — 0.3%
E-Mini S&P 500 Future	09/15/17	2,300.00	8	320
iShares MSCI South Korea Index Fund	09/15/17	65.00	10	240
iShares MSCI South Korea Index Fund	10/20/17	66.00	10	1,070
SPDR S&P 500 ETF Trust	10/20/17	239.00	10	1,630
				3,260
Total Purchased Option Contracts (Cost $25,549)				$17,746

See accompanying notes to financial statements.

CASTLEMAINE EMERGING MARKETS OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS (Continued)
U.S. TREASURY OBLIGATIONS — 9.6%	Maturity	Coupon	Par Value	Value
U.S. Treasury Bills (b)(c) (Cost $124,855)	10/19/17	0.453%	$125,000	$124,814

Total Investments at Value — 106.6% (Cost $1,274,299)				$1,382,637

Liabilities in Excess of Other Assets (d) — (6.6%)				(84,982)

Net Assets — 100.0%				$1,297,655

ADR - American Depositary Receipt.
ADS - American Depositary Shares.
(a)	Non-income producing security.
(b)	All or a portion of the shares have been committed as collateral for open short positions.
(c)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(d)	Includes cash held as margin deposits for open short positions.
See accompanying notes to financial statements.

CASTLEMAINE EMERGING MARKETS OPPORTUNITIES FUND SUMMARY OF COMMON STOCKS & ETFs BY COUNTRY August 31, 2017
Country	Value	% of Net Assets
Mexico	$180,300	13.9%
Brazil	170,810	13.2%
South Africa	151,973	11.7%
Argentina	117,343	9.1%
Cayman Islands	105,495	8.1%
Hong Kong	105,469	8.1%
China	102,979	7.9%
India	100,075	7.7%
Taiwan Province of China	55,270	4.3%
Peru	40,290	3.1%
United States	34,878	2.7%
Korea (Republic of)	27,940	2.2%
Israel	23,790	1.8%
Chile	23,465	1.8%
	$1,240,077	95.6%

See accompanying notes to financial statements.

CASTLEMAINE EMERGING MARKETS OPPORTUNITIES FUND SCHEDULE OF SECURITIES SOLD SHORT August 31, 2017
COMMON STOCKS — 9.8%	Shares	Value
Consumer Discretionary — 1.6%
Media — 1.6%
Grupo Televisa S.A. - ADR	800	$20,664

Materials — 3.3%
Metals & Mining — 1.8%
POSCO - ADR	300	22,686

Paper & Forest Products — 1.5%
Fibria Celulose S.A. - ADR	1,500	19,740

Telecommunication Services — 4.9%
Diversified Telecommunication Services — 2.7%
PT Telekomunikasi Indonesia Tbk - ADR	1,000	35,320

Wireless Telecommunication Services — 2.2%
América Móvil S.A.B. de C.V. - Series L - ADR	1,500	28,020

Total Common Stocks (Proceeds $125,385)		$126,430

EXCHANGE-TRADED FUNDS — 5.3%	Shares	Value
iShares MSCI Hong Kong ETF	1,000	$24,690
iShares MSCI Turkey ETF	500	23,120
VanEck Vectors Russia ETF	1,000	21,320
Total Exchange-Traded Funds (Proceeds $61,017)		$69,130

Total Securities Sold Short — 15.1% (Proceeds $186,402)		$195,560

ADR - American Depositary Receipt.
See accompanying notes to financial statements.

CASTLEMAINE EMERGING MARKETS OPPORTUNITIES FUND SUMMARY OF COMMON STOCKS & ETFs SOLD SHORT BY COUNTRY August 31, 2017
Country	Value	% of Net Assets
Mexico	$48,684	3.8%
Indonesia	35,320	2.7%
Hong Kong	24,690	1.9%
Turkey	23,120	1.8%
Korea (Republic of)	22,686	1.8%
Russia	21,320	1.6%
Brazil	19,740	1.5%
	$195,560	15.1%

See accompanying notes to financial statements.

CASTLEMAINE EVENT DRIVEN FUND SCHEDULE OF INVESTMENTS August 31, 2017
COMMON STOCKS — 92.8%	Shares	Value
Consumer Discretionary — 26.1%
Household Durables — 1.5%
Sony Corporation - ADR	500	$19,815

Media — 20.4%
AMC Entertainment Holdings, Inc. - Class A	1,500	20,100
Charter Communications, Inc. - Class A (a)	100	39,854
Discovery Communications, Inc. - Series A (a)	1,000	22,210
Lions Gate Entertainment Corporation - Class A (a)	800	23,784
MSG Networks, Inc. - Class A (a)	1,000	21,450
Nexstar Media Group, Inc. - Class A	400	24,080
Scripps Networks Interactive, Inc. - Class A	500	42,825
Time Warner, Inc.	500	50,550
tronc, Inc. (a)	1,900	27,569
		272,422
Multi-Line Retail — 2.3%
Macy's, Inc.	1,500	31,155

Specialty Retail — 1.9%
Staples, Inc.	2,500	25,538

Consumer Staples — 3.0%
Food & Staples Retailing — 0.9%
Sprouts Farmers Market, Inc. (a)	600	11,964

Household Products — 2.1%
Colgate-Palmolive Company	400	28,656

Energy — 2.5%
Oil, Gas & Consumable Fuels — 2.5%
Cenovus Energy, Inc.	2,000	15,640
Occidental Petroleum Corporation	300	17,910
		33,550
Health Care — 21.0%
Biotechnology — 18.6%
Actelion Ltd. - ADR	300	20,877
Amgen, Inc.	200	35,554
Axovant Sciences Ltd. (a)	500	10,000
BioMarin Pharmaceutical, Inc. (a)	400	36,076
Clovis Oncology, Inc. (a)	300	22,821
Editas Medicine, Inc. (a)	500	10,555

See accompanying notes to financial statements.

CASTLEMAINE EVENT DRIVEN FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 92.8% (Continued)	Shares	Value
Health Care — 21.0% (Continued)
Biotechnology — 18.6% (Continued)
Gilead Sciences, Inc. (b)(c)	700	$58,597
Heron Therapeutics, Inc. (a)	1,300	21,450
Incyte Corporation (a)	100	13,741
Sarepta Therapeutics, Inc. (a)	500	20,145
		249,816
Pharmaceuticals — 2.4%
Teva Pharmaceutical Industries Ltd. - ADR	2,000	31,720

Industrials — 8.5%
Aerospace & Defense — 5.6%
Rockwell Collins, Inc. (c)	300	39,315
United Technologies Corporation (b)	300	35,916
		75,231
Building Products — 2.9%
Ply Gem Holdings, Inc. (a)	2,500	38,875

Information Technology — 16.7%
Communications Equipment — 1.8%
Applied Optoelectronics, Inc. (a)	400	23,648

Internet Software & Services — 1.3%
Twitter, Inc. (a)	1,000	16,910

Semiconductors & Semiconductor Equipment — 11.9%
Advanced Micro Devices, Inc. (a)	1,500	19,500
Cypress Semiconductor Corporation	3,000	41,070
Marvell Technology Group Ltd.	1,500	26,865
Micron Technology, Inc. (a)	500	15,985
NXP Semiconductors N.V. (a)	500	56,480
		159,900
Software — 1.7%
Citrix Systems, Inc. (a)	300	23,463

Materials — 4.5%
Metals & Mining — 4.5%
Pretium Resources, Inc. (a)	1,500	12,450
Sibanye Gold Ltd. - ADR	3,066	19,622
Steel Dynamics, Inc.	800	27,560
		59,632

See accompanying notes to financial statements.

CASTLEMAINE EVENT DRIVEN FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 92.8% (Continued)	Shares	Value
Telecommunication Services — 5.3%
Diversified Telecommunication Services — 1.0%
Globalstar, Inc. (a)	7,000	$13,440

Wireless Telecommunication Services — 4.3%
Sprint Corporation (a)	3,000	24,750
T-Mobile US, Inc. (a)	500	32,355
		57,105
Utilities — 5.2%
Electric Utilities — 2.7%
Westar Energy, Inc.	700	35,917

Independent Power and Renewable Electricity Producers — 2.5%
Calpine Corporation (a)	2,300	33,810

Total Common Stocks (Cost $1,181,819)		$1,242,567

RIGHTS — 0.0%	Shares	Value
InterOil Corporation – CRP (a)(d)	300	$0
Media General, Inc. – CVR (a)(d)	4,000	0
Total Rights (Cost $1,129)		$0

See accompanying notes to financial statements.

CASTLEMAINE EVENT DRIVEN FUND SCHEDULE OF INVESTMENTS (Continued)
PURCHASED OPTION CONTRACTS — 2.5%	Expiration Date	Strike Price	Contracts	Value
Call Option Contracts — 2.2%
10-Year U.S. Treasury Note Future	10/27/17	$127.00	5	$3,906
AMC Entertainment Holdings, Inc.	03/16/18	20.00	35	2,100
Apache Corporation	10/20/17	45.00	10	220
Bristol-Myers Squibb Company	09/15/17	55.00	15	8,280
Citrix Systems, Inc.	09/15/17	85.00	5	38
Clovis Oncology, Inc.	09/15/17	90.00	20	1,380
Crude Oil Future	10/17/17	55.00	4	840
Cypress Semiconductor Corporation	10/20/17	13.00	20	2,250
Energous Corporation	11/17/17	20.00	10	300
Macy's, Inc.	09/15/17	27.00	50	50
Marvell Technology Group Ltd.	09/15/17	16.00	15	2,865
Micron Technology, Inc.	09/15/17	34.00	10	250
Nexstar Media Group, Inc.	09/15/17	65.00	10	225
NXP Semiconductors N.V.	09/15/17	115.00	45	2,350
Occidental Petroleum Corporation	09/15/17	60.00	15	750
Rockwell Collins, Inc. (c)	09/15/17	130.00	5	1,700
Sarepta Therapeutics, Inc.	09/15/17	45.00	20	1,200
Southwest Airlines Company	12/15/17	60.00	15	1,050
				29,754
Put Option Contracts — 0.3%
E-Mini S&P 500 Future	09/15/17	2,300.00	8	320
iShares Russell 2000 Index Fund	09/15/17	135.00	15	480
SPDR S&P 500 ETF Trust	10/20/17	239.00	20	3,260
				4,060
Total Purchased Option Contracts (Cost $37,203)				$33,814

See accompanying notes to financial statements.

CASTLEMAINE EVENT DRIVEN FUND SCHEDULE OF INVESTMENTS (Continued)
U.S. TREASURY OBLIGATIONS — 7.5%	Maturity	Coupon	Par Value	Value
U.S. Treasury Bills (b)(e) (Cost $99,884)	10/19/17	0.435%	$100,000	$99,851

Total Investments at Value — 102.8% (Cost $1,320,035)				$1,376,232

Liabilities in Excess of Other Assets (f) — (2.8%)				(37,838)

Net Assets — 100.0%				$1,338,394

ADR - American Depositary Receipt.
CRP - Contingent Resource Payment.
CVR - Contingent Value Right.
(a)	Non-income producing security.
(b)	All or a portion of the shares have been committed as collateral for open short positions.
(c)	All or a portion of the security covers written option contracts.
(d)
Security value has been determined in good faith pursuant to procedures adopted by the Board of Trustees. The total value of such securities is $0 at August 31, 2017, representing 0.0% of net assets (Note 2).

(e)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(f)	Includes cash held as margin deposits for open short positions.
See accompanying notes to financial statements.

CASTLEMAINE EVENT DRIVEN FUND SCHEDULE OF SECURITIES SOLD SHORT August 31, 2017
COMMON STOCKS — 2.2%	Shares	Value
Telecommunication Services — 2.2%
Diversified Telecommunication Services — 2.2%
Verizon Communications, Inc. (Proceeds $28,986)	600	$28,782

EXCHANGE-TRADED FUNDS — 8.6%	Shares	Value
iShares Russell 2000 ETF	200	$27,946
SPDR Dow Jones Industrial Average ETF Trust	400	87,808
Total Exchange-Traded Funds (Proceeds $115,678)		115,754

Total Securities Sold Short — 10.8% (Proceeds $144,664)		$144,536

CASTLEMAINE EVENT DRIVEN FUND SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS August 31, 2017
WRITTEN OPTION CONTRACTS	Contracts	Notional Value	Strike Price	Expiration Date	Value of Options
Call Option Contracts
Gilead Sciences, Inc.	5	$41,855	$80.00	09/15/17	$2,025
Rockwell Collins, Inc.	5	65,525	140.00	09/15/17	125
Total Written Option Contracts (Premiums $683)		$107,380			$2,150

See accompanying notes to financial statements.

CASTLEMAINE LONG/SHORT FUND SCHEDULE OF INVESTMENTS August 31, 2017
COMMON STOCKS — 94.8%	Shares	Value
Consumer Discretionary — 10.9%
Household Durables — 8.1%
Beazer Homes USA, Inc. (a)(b)	2,000	$29,820
CalAtlantic Group, Inc.	1,000	34,750
Sony Corporation - ADR	800	31,704
		96,274
Media — 2.8%
Lions Gate Entertainment Corporation - Class A (a)	800	23,784
Walt Disney Company (The)	100	10,120
		33,904
Consumer Staples — 2.8%
Food Products — 2.8%
Archer-Daniels-Midland Company	400	16,528
Conagra Brands, Inc.	500	16,230
		32,758
Energy — 11.5%
Energy Equipment & Services — 2.1%
Schlumberger Ltd.	400	25,404

Oil, Gas & Consumable Fuels — 9.4%
Apache Corporation	700	27,188
DHT Holdings, Inc.	10,000	37,500
Gener8 Maritime, Inc. (a)	6,000	27,000
SM Energy Company	1,500	20,040
		111,728
Financials — 1.2%
Banks — 1.2%
Webster Financial Corporation	300	14,004

Health Care — 19.4%
Biotechnology — 19.4%
Amgen, Inc.	400	71,108
Biogen, Inc. (a)	100	31,656
BioMarin Pharmaceutical, Inc. (a)	300	27,057
Clovis Oncology, Inc. (a)	200	15,214
Gilead Sciences, Inc. (b)(c)	700	58,597
Incyte Corporation (a)	200	27,482
		231,114
Industrials — 7.7%
Aerospace & Defense — 1.5%
Raytheon Company	100	18,201

See accompanying notes to financial statements.

CASTLEMAINE LONG/SHORT FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 94.8% (Continued)	Shares	Value
Industrials — 7.7% (Continued)
Airlines — 4.2%
JetBlue Airways Corporation (a)	2,000	$39,620
Southwest Airlines Company	200	10,428
		50,048
Building Products — 2.0%
USG Corporation (a)	800	24,000

Information Technology — 21.1%
Electronic Equipment, Instruments & Components — 3.6%
Corning, Inc.	1,500	43,140

Semiconductors & Semiconductor Equipment — 8.8%
Advanced Micro Devices, Inc. (a)	1,500	19,500
Cypress Semiconductor Corporation	2,000	27,380
Marvell Technology Group Ltd.	1,500	26,865
Micron Technology, Inc. (a)	500	15,985
QUALCOMM, Inc.	300	15,681
		105,411
Technology Hardware, Storage & Peripherals — 8.7%
Apple, Inc. (c)	400	65,600
Seagate Technology plc	1,200	37,836
		103,436
Materials — 16.8%
Chemicals — 2.0%
Albemarle Corporation	200	23,252

Construction Materials — 3.0%
Vulcan Materials Company	300	36,378

Metals & Mining — 11.8%
BHP Billiton Ltd. - ADR (c)	1,000	43,500
Nucor Corporation	400	22,044
Pretium Resources, Inc. (a)	1,000	8,300
Rio Tinto plc - ADR (c)	1,000	49,080
Steel Dynamics, Inc.	500	17,225
		140,149
Telecommunication Services — 3.4%
Diversified Telecommunication Services — 2.3%
Level 3 Communications, Inc. (a)(c)	500	27,215

See accompanying notes to financial statements.

CASTLEMAINE LONG/SHORT FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 94.8% (Continued)	Shares	Value
Telecommunication Services — 3.4% (Continued)
Wireless Telecommunication Services — 1.1%
T-Mobile US, Inc. (a)	200	$12,942

Total Common Stocks (Cost $1,045,652)		$1,129,358

EXCHANGE-TRADED FUNDS — 2.2%	Shares	Value
SPDR S&P Regional Banking ETF (Cost $26,992)	500	$26,010

PURCHASED OPTION CONTRACTS — 3.2%	Expiration Date	Strike Price	Contracts	Value
Call Option Contracts — 2.8%
10-Year U.S. Treasury Note Future	10/27/17	$127.00	5	$3,906
Amgen, Inc.	09/15/17	180.00	5	715
Apache Corporation	10/20/17	45.00	20	440
Apple, Inc.	09/15/17	160.00	10	5,550
Apple, Inc.	09/15/17	170.00	10	890
Bristol-Myers Squibb Company	09/15/17	55.00	10	5,520
CenturyLink, Inc.	09/15/17	23.00	1	4
Clovis Oncology, Inc.	09/15/17	95.00	10	240
Corning, Inc.	09/15/17	30.00	10	60
Costco Wholesale Corporation	09/15/17	165.00	15	195
Crude Oil Future	09/15/17	60.00	20	200
Crude Oil Future	10/17/17	55.00	4	840
General Electric Company	09/15/17	26.00	25	75
Lowe's Companies, Inc.	10/20/17	80.00	25	875
Marvell Technology Group Ltd.	09/15/17	16.00	10	1,910
Micron Technology, Inc.	09/15/17	34.00	35	875
Mosaic Company (The)	09/15/17	25.00	20	80
Mosaic Company (The)	09/15/17	28.00	20	20
NXP Semiconductors N.V.	10/20/17	115.00	25	1,550
Occidental Petroleum Corporation	09/15/17	60.00	10	500
Seagate Technology plc	09/15/17	35.00	20	80
Spirit AeroSystems Holdings, Inc.	09/15/17	65.00	5	4,800
Teva Pharmaceutical Industries Ltd.	03/16/18	30.00	25	213
USG Corporation	09/15/17	29.00	25	3,750
				33,288

See accompanying notes to financial statements.

CASTLEMAINE LONG/SHORT FUND SCHEDULE OF INVESTMENTS (Continued)
PURCHASED OPTION CONTRACTS — 3.2% (Continued)	Expiration Date	Strike Price	Contracts	Value
Put Option Contracts — 0.4%
Comcast Corporation	09/15/17	$40.00	15	$495
E-Mini S&P 500 Future	09/15/17	2,300.00	8	320
iShares Russell 2000 Index Fund	09/15/17	135.00	15	480
SPDR S&P 500 ETF Trust	10/20/17	239.00	20	3,260
				4,555
Total Purchased Option Contracts (Cost $40,311)				$37,843

U.S. TREASURY OBLIGATIONS — 10.4%	Maturity	Coupon	Par Value	Value
U.S. Treasury Bills (c)(d) (Cost $124,855)	10/19/17	0.435%	$125,000	$124,814

Total Investments at Value — 110.6% (Cost $1,237,810)				$1,318,025

Liabilities in Excess of Other Assets (e) — (10.6%)				(126,536)

Net Assets — 100.0%				$1,191,489

ADR - American Depositary Receipt.
(a)	Non-income producing security.
(b)	All or a portion of the security covers written option contracts.
(c)	All or a portion of the shares have been committed as collateral for open short positions.
(d)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(e)	Includes cash held as margin deposits for open short positions.
See accompanying notes to financial statements.

CASTLEMAINE LONG/SHORT FUND SCHEDULE OF SECURITIES SOLD SHORT August 31, 2017
COMMON STOCKS — 20.1%	Shares	Value
Consumer Discretionary — 6.3%
Media — 1.4%
Comcast Corporation - Class A	400	$16,244

Specialty Retail — 4.9%
CarMax, Inc.	500	33,575
Signet Jewelers Ltd.	400	25,228
		58,803
Financials — 3.8%
Insurance — 3.8%
Allstate Corporation (The)	300	27,150
Progressive Corporation (The)	400	18,592
		45,742
Industrials — 2.0%
Machinery — 2.0%
Caterpillar, Inc.	200	23,498

Information Technology — 1.3%
Software — 1.3%
Oracle Corporation	300	15,099

Real Estate — 4.7%
Equity Real Estate Investment Trusts (REITs) — 4.7%
AvalonBay Communities, Inc.	300	56,319

Telecommunication Services — 2.0%
Diversified Telecommunication Services — 2.0%
Verizon Communications, Inc.	500	23,985

Total Common Stocks (Proceeds $228,044)		$239,690

EXCHANGE-TRADED FUNDS — 7.9%	Shares	Value
iShares Russell 2000 ETF	200	$27,946
SPDR Dow Jones Industrial Average ETF Trust	300	65,856
Total Exchange-Traded Funds (Proceeds $93,960)		$93,802

Total Securities Sold Short — 28.0% (Proceeds $322,004)		$333,492

See accompanying notes to financial statements.

CASTLEMAINE LONG/SHORT FUND SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS August 31, 2017
WRITTEN OPTION CONTRACTS	Contracts	Notional Value	Strike Price	Expiration Date	Value of Options
Call Option Contracts
Beazer Homes USA, Inc.	20	$29,820	$16.00	09/15/17	$200
Gilead Sciences, Inc.	5	41,855	80.00	09/15/17	2,025
Total Written Option Contracts (Premiums $797)		$71,675			$2,225

See accompanying notes to financial statements.

CASTLEMAINE MARKET NEUTRAL FUND SCHEDULE OF INVESTMENTS August 31, 2017
COMMON STOCKS — 92.7%	Shares	Value
Consumer Discretionary — 8.6%
Household Durables — 7.1%
Beazer Homes USA, Inc. (a)(b)	2,500	$37,275
CalAtlantic Group, Inc.	1,000	34,750
Sony Corporation - ADR	600	23,778
		95,803
Media — 1.5%
Walt Disney Company (The)	200	20,240

Consumer Staples — 3.9%
Food & Staples Retailing — 1.2%
Costco Wholesale Corporation	100	15,674

Food Products — 2.7%
Archer-Daniels-Midland Company	500	20,660
Conagra Brands, Inc.	500	16,230
		36,890
Energy — 10.1%
Energy Equipment & Services — 0.9%
Schlumberger Ltd.	200	12,702

Oil, Gas & Consumable Fuels — 9.2%
BP plc - ADR	1,000	34,730
DHT Holdings, Inc.	9,000	33,750
Gener8 Maritime, Inc. (a)	4,000	18,000
Occidental Petroleum Corporation	400	23,880
SM Energy Company	1,000	13,360
		123,720
Health Care — 14.0%
Biotechnology — 12.8%
Amgen, Inc.	400	71,108
Biogen, Inc. (a)	100	31,656
Celgene Corporation (a)	200	27,786
Gilead Sciences, Inc. (b)(c)	500	41,855
		172,405
Pharmaceuticals — 1.2%
Eli Lilly & Company	200	16,258

Industrials — 21.5%
Aerospace & Defense — 13.3%
Boeing Company (The) (b)	400	95,864

See accompanying notes to financial statements.

CASTLEMAINE MARKET NEUTRAL FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 92.7% (Continued)	Shares	Value
Industrials — 21.5% (Continued)
Aerospace & Defense — 13.3% (Continued)
Raytheon Company	300	$54,603
Spirit AeroSystems Holdings, Inc. - Class A	400	29,800
		180,267
Airlines — 2.9%
JetBlue Airways Corporation (a)	2,000	39,620

Building Products — 2.6%
Ply Gem Holdings, Inc. (a)	1,500	23,325
USG Corporation (a)	400	12,000
		35,325
Electrical Equipment — 0.9%
ABB Ltd. - ADR	500	11,590

Industrial Conglomerates — 1.8%
General Electric Company	1,000	24,550

Information Technology — 22.0%
Communications Equipment — 3.6%
Cisco Systems, Inc. (c)	1,500	48,315

Electronic Equipment, Instruments & Components — 4.2%
Corning, Inc.	2,000	57,520

Semiconductors & Semiconductor Equipment — 5.2%
Cypress Semiconductor Corporation	2,000	27,380
Marvell Technology Group Ltd.	1,500	26,865
Micron Technology, Inc. (a)	500	15,985
		70,230
Software — 2.8%
Microsoft Corporation	500	37,385

Technology Hardware, Storage & Peripherals — 6.2%
Apple, Inc.	400	65,600
Seagate Technology plc	600	18,918
		84,518
Materials — 10.6%
Construction Materials — 0.9%
Vulcan Materials Company	100	12,126

See accompanying notes to financial statements.

CASTLEMAINE MARKET NEUTRAL FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 92.7% (Continued)	Shares	Value
Materials — 10.6% (Continued)
Metals & Mining — 9.7%
BHP Billiton Ltd. - ADR (c)	1,000	$43,500
Newmont Mining Corporation (c)	1,000	38,340
Rio Tinto plc - ADR (b)(c)	1,000	49,080
		130,920
Telecommunication Services — 2.0%
Diversified Telecommunication Services — 2.0%
Level 3 Communications, Inc. (a)	500	27,215

Total Common Stocks (Cost $1,028,963)		$1,253,273

EXCHANGE-TRADED FUNDS — 6.3%	Shares	Value
iShares iBoxx $ High Yield Corporate Bond ETF	600	$53,160
SPDR S&P Regional Banking ETF	600	31,212
Total Exchange-Traded Funds (Cost $83,866)		$84,372

PURCHASED OPTION CONTRACTS — 0.8%	Expiration Date	Strike Price	Contracts	Value
Call Option Contracts — 0.4%
10-Year U.S. Treasury Note Future	10/27/17	$127.00	5	$3,906
Crude Oil Future	09/15/17	60.00	20	200
Crude Oil Future	10/17/17	55.00	4	840
Lowe's Companies, Inc.	10/20/17	80.00	15	525
Micron Technology, Inc.	09/15/17	34.00	10	250
Seagate Technology plc	09/15/17	35.00	15	60
				5,781
Put Option Contracts — 0.4%
Comcast Corporation	09/15/17	40.00	10	330
E-Mini S&P 500 Future	09/15/17	2,300.00	8	320
iShares Russell 2000 Index Fund	09/15/17	135.00	15	480
SPDR S&P 500 ETF Trust	10/20/17	239.00	25	4,075
				5,205
Total Purchased Option Contracts (Cost $20,478)				$10,986

See accompanying notes to financial statements.

CASTLEMAINE MARKET NEUTRAL FUND SCHEDULE OF INVESTMENTS (Continued)
U.S. TREASURY OBLIGATIONS — 11.1%	Maturity	Coupon	Par Value	Value
U.S. Treasury Bills (c)(d) (Cost $149,826)	10/19/17	0.453%	$150,000	$149,777

Total Investments at Value — 110.9% (Cost $1,283,133)				$1,498,408

Liabilities in Excess of Other Assets (e) — (10.9%)				(146,986)

Net Assets — 100.0%				$1,351,422

ADR - American Depositary Receipt.
(a)	Non-income producing security.
(b)	All or a portion of the security covers written option contracts.
(c)	All or a portion of the shares have been committed as collateral for open short positions.
(d)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(e)	Includes cash held as margin deposits for open short positions.
See accompanying notes to financial statements.

CASTLEMAINE MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT August 31, 2017
COMMON STOCKS — 24.0%	Shares	Value
Consumer Discretionary — 6.5%
Automobiles — 2.6%
Tesla, Inc.	100	$35,590

Specialty Retail — 3.9%
CarMax, Inc.	500	33,575
Signet Jewelers Ltd.	300	18,921
		52,496
Financials — 3.7%
Insurance — 3.7%
Allstate Corporation (The)	300	27,150
Progressive Corporation (The)	500	23,240
		50,390
Industrials — 8.9%
Aerospace & Defense — 7.1%
Boeing Company (The)	400	95,864

Machinery — 1.8%
Caterpillar, Inc.	200	23,498

Real Estate — 2.8%
Equity Real Estate Investment Trusts (REITs) — 2.8%
AvalonBay Communities, Inc.	200	37,546

Telecommunication Services — 2.1%
Diversified Telecommunication Services — 2.1%
Verizon Communications, Inc.	600	28,782

Total Common Stocks (Proceeds $309,394)		$324,166

EXCHANGE-TRADED FUNDS — 10.6%	Shares	Value
iShares North American Tech-Software ETF	200	$29,462
iShares Russell 2000 ETF	500	69,865
SPDR Dow Jones Industrial Average ETF Trust	200	43,904
Total Exchange-Traded Funds (Proceeds $140,387)		$143,231

Total Securities Sold Short — 34.6% (Proceeds $449,781)		$467,397

See accompanying notes to financial statements.

CASTLEMAINE MARKET NEUTRAL FUND SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS August 31, 2017
WRITTEN OPTION CONTRACTS	Contracts	Notional Value	Strike Price	Expiration Date	Value of Options
Call Option Contracts
Beazer Homes USA, Inc.	25	$37,275	$15.00	09/15/17	$750
Gilead Sciences, Inc.	5	41,855	80.00	09/15/17	2,025
Rio Tinto plc	10	49,080	50.00	09/15/17	550
		128,210			3,325
Put Option Contracts
Boeing Company (The)	4	95,864	225.00	09/15/17	172
Boeing Company (The)	4	95,864	230.00	09/15/17	320
		191,728			492
Total Written Option Contracts (Premiums $3,116)		$319,938			$3,817

See accompanying notes to financial statements.

CASTLEMAINE MULTI-STRATEGY FUND SCHEDULE OF INVESTMENTS August 31, 2017
OPEN-END FUNDS — 82.1%	Shares	Value
Castlemaine Emerging Markets Opportunities Fund(a)	20,121	$216,296
Castlemaine Event Driven Fund (a)	20,615	223,050
Castlemaine Long/Short Fund (a)(b)	20,000	198,600
Castlemaine Market Neutral Fund (a)(b)	20,000	225,200
Total Open-End Funds (Cost $807,870)		$863,146

EXCHANGE-TRADED FUNDS — 12.2%	Shares	Value
Deutsche Xtrackers MSCI Europe Hedged Equity ETF	500	$13,770
iShares iBoxx $ High Yield Corporate Bond ETF	900	79,740
iShares TIPS Bond ETF	300	34,386
Total Exchange-Traded Funds (Cost $117,240)		$127,896

Total Investments at Value — 94.3% (Cost $925,110)		$991,042

Other Assets in Excess of Liabilities — 5.7%		59,615

Net Assets — 100.0%		$1,050,657

(a)	The security is an investment company advised by the Fund's adviser, thereby making the company an affiliated company as defined under the Investment Company Act of 1940 (Note 4).
(b)	Non-income producing security.
See accompanying notes to financial statements.

CASTLEMAINE FUNDS STATEMENTS OF ASSETS AND LIABILITIES August 31, 2017
	Castlemaine Emerging Markets Opportunities Fund	Castlemaine Event Driven Fund	Castlemaine Long/Short Fund
ASSETS
Investments in securities:
At acquisition cost	$1,274,299	$1,320,035	$1,237,810
At value (Note 2)	$1,382,637	$1,376,232	$1,318,025
Cash	94,055	199,649	119,821
Deposits with brokers for securities sold short and written options (Note 2)	—	72,250	68,078
Dividends receivable	6,223	922	2,511
Receivable for investment securities sold	91,091	62,852	95,231
Receivable from Adviser (Note 4)	9,075	8,796	8,730
Other assets	2,234	2,234	2,236
TOTAL ASSETS	1,585,315	1,722,935	1,614,632

LIABILITIES
Securities sold short, at value (Note 2) (proceeds $186,402, $144,664 and $322,004, respectively)	195,560	144,536	333,492
Written options, at value (Notes 2 and 5) (premiums received $— , $683 and $797, respectively)	—	2,150	2,225
Due to prime broker (Note 2)	60,717	—	—
Dividends payable on securities sold short (Note 2)	—	317	264
Payable for investment securities purchased	21,828	228,786	77,971
Payable to administrator (Note 4)	6,014	5,514	5,513
Accrued brokerage expense on securities sold short (Note 2)	962	383	1,016
Other accrued expenses	2,579	2,855	2,662
TOTAL LIABILITIES	287,660	384,541	423,143

NET ASSETS	$1,297,655	$1,338,394	$1,191,489

See accompanying notes to financial statements.

CASTLEMAINE FUNDS STATEMENTS OF ASSETS AND LIABILITIES August 31, 2017 (Continued)
	Castlemaine Emerging Markets Opportunities Fund	Castlemaine Event Driven Fund	Castlemaine Long/Short Fund
Net assets consist of:
Paid-in capital	$1,207,176	$1,240,044	$1,196,809
Accumulated net investment loss	(3,916)	—	(1,774)
Accumulated net realized gains (losses) from security transactions	(4,785)	43,492	(70,845)
Net unrealized appreciation (depreciation) on:
Investments	108,338	56,197	80,215
Short positions	(9,158)	128	(11,488)
Written option contracts	—	(1,467)	(1,428)
Net assets	$1,297,655	$1,338,394	$1,191,489

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	120,723	123,687	120,000

Net asset value, offering price and redemption price per share (Note 2)	$10.75	$10.82	$9.93

See accompanying notes to financial statements.

CASTLEMAINE FUNDS STATEMENTS OF ASSETS AND LIABILITIES August 31, 2017 (Continued)
	Castlemaine Market Neutral Fund	Castlemaine Multi-Strategy Fund
ASSETS
Investments in securities at acquisition cost:
Unaffiliated investments	$1,283,133	$117,240
Affiliated investments	—	807,870
Total investment in securities at acquisition cost	$1,283,133	$925,110
Investments in securities at value:
Unaffiliated investments	$1,498,408	$127,896
Affiliated investments (Note 4)	—	863,146
Total investments in securities at value	1,498,408	991,042
Cash	70,766	56,517
Deposits with brokers for securities sold short and written options (Note 2)	177,858	—
Dividends receivable	3,894	—
Receivable for investment securities sold	119,174	—
Receivable from Adviser (Note 4)	8,509	8,728
Other assets	2,235	2,231
TOTAL ASSETS	1,880,844	1,058,518

LIABILITIES
Securities sold short, at value (Note 2) (proceeds $449,781 and $—, respectively)	467,397	—
Written options, at value (Notes 2 and 5) (premiums received $3,116 and $—, respectively)	3,817	—
Dividends payable on securities sold short (Note 2)	780	—
Payable for investment securities purchased	48,155	—
Payable to administrator (Note 4)	5,514	5,511
Accrued brokerage expense on securities sold short (Note 2)	1,160	—
Other accrued expenses	2,599	2,350
TOTAL LIABILITIES	529,422	7,861

NET ASSETS	$1,351,422	$1,050,657

See accompanying notes to financial statements.

CASTLEMAINE FUNDS STATEMENTS OF ASSETS AND LIABILITIES August 31, 2017 (Continued)
	Castlemaine Market Neutral Fund	Castlemaine Multi-Strategy Fund
Net assets consist of:
Paid-in capital	$1,191,873	$999,858
Accumulated net investment loss	(1,995)	(2,325)
Accumulated net realized losses from security transactions	(35,414)	(12,808)
Net unrealized appreciation (depreciation) on:
Unaffiliated investments	215,275	10,656
Affiliated investments	—	55,276
Short positions	(17,616)	—
Written option contracts	(701)	—
Net assets	$1,351,422	$1,050,657

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	120,000	100,000

Net asset value, offering price and redemption price per share (Note 2)	$11.26	$10.51

See accompanying notes to financial statements.

CASTLEMAINE FUNDS STATEMENTS OF OPERATIONS For the Year Ended August 31, 2017
	Castlemaine Emerging Markets Opportunities Fund	Castlemaine Event Driven Fund	Castlemaine Long/Short Fund
INVESTMENT INCOME
Dividends	$27,462	$18,254	$23,135
Foreign tax withholding	(2,608)	(193)	(9)
Interest	748	614	748
TOTAL INVESTMENT INCOME	25,602	18,675	23,874

EXPENSES
Professional fees	40,036	40,036	40,036
Accounting services fees (Note 4)	32,128	26,135	26,122
Administration fees (Note 4)	26,000	26,000	26,000
Investment advisory fees (Note 4)	15,766	16,778	15,205
Compliance service fees (Note 4)	12,108	12,108	12,108
Trustees’ fees and expenses (Note 4)	10,002	10,002	10,002
Brokerage expense on securities sold short (Note 2)	9,664	4,330	9,322
Custodian and bank service fees	5,719	4,959	5,069
Dividend expense on securities sold short (Note 2)	5,179	1,256	5,954
Insurance expense	3,036	3,036	3,036
Shareholder report printing	1,877	1,817	1,877
Registration and filing fees	1,791	1,791	1,791
Postage and supplies	1,699	1,577	1,492
Transfer agent fees (Note 4)	40	40	40
Other expenses	7,327	7,772	8,054
TOTAL EXPENSES	172,372	157,637	166,108
Less fee reductions and expense reimbursements by Adviser (Note 4)	(138,584)	(131,891)	(132,561)
NET EXPENSES	33,788	25,746	33,547

NET INVESTMENT LOSS	(8,186)	(7,071)	(9,673)

See accompanying notes to financial statements.

CASTLEMAINE FUNDS STATEMENTS OF OPERATIONS For the Year Ended August 31, 2017 (Continued)
	Castlemaine Emerging Markets Opportunities Fund	Castlemaine Event Driven Fund	Castlemaine Long/Short Fund
REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains (losses) from:
Investments	$53,579	$65,977	$(93,954)
Securities sold short	(44,452)	(19,443)	9,462
Written option contracts (Note 5)	8,440	19,986	25,475
Foreign currency transactions	(1,250)	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	(22,416)	(30,075)	26,047
Securities sold short	3,282	(437)	20,630
Written option contracts (Note 5)	(1,322)	(3,935)	(3,911)
Forward foreign currency exchange contracts (Note 5)	1,170	—	—
NET REALIZED AND UNREALIZED GAINS (LOSSES)	(2,969)	32,073	(16,251)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(11,155)	$25,002	$(25,924)

See accompanying notes to financial statements.

CASTLEMAINE FUNDS STATEMENTS OF OPERATIONS For the Year Ended August 31, 2017 (Continued)
	Castlemaine Market Neutral Fund	Castlemaine Multi-Strategy Fund
INVESTMENT INCOME
Dividends from unaffiliated issuers	$29,690	$4,903
Dividends from affiliated issuers (Note 4)	—	7,870
Foreign tax withholding	(76)	—
Interest	882	—
TOTAL INVESTMENT INCOME	30,496	12,773

EXPENSES
Professional fees	40,036	35,625
Accounting services fees (Note 4)	26,129	26,105
Administration fees (Note 4)	26,000	26,000
Compliance service fees (Note 4)	12,108	12,108
Trustees’ fees and expenses (Note 4)	10,002	10,002
Investment advisory fees (Note 4)	16,050	2,332
Brokerage expense on securities sold short (Note 2)	11,928	364
Custodian and bank service fees	5,296	5,253
Dividend expense on securities sold short (Note 2)	6,319	—
Insurance expense	3,036	3,036
Registration and filing fees	1,791	1,791
Shareholder report printing	1,877	1,607
Postage and supplies	1,492	1,499
Transfer agent fees (Note 4)	40	20
Federal excise tax	—	88
Other expenses	7,618	5,781
TOTAL EXPENSES	169,722	131,611
Less fee reductions and expense reimbursements by Adviser (Note 4)	(132,189)	(120,809)
NET EXPENSES	37,533	10,802

NET INVESTMENT INCOME (LOSS)	(7,037)	1,971

See accompanying notes to financial statements.

CASTLEMAINE FUNDS STATEMENTS OF OPERATIONS For the Year Ended August 31, 2017 (Continued)
	Castlemaine Market Neutral Fund	Castlemaine Multi-Strategy Fund
REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains (losses) from:
Unaffiliated investments	$62,313	$(6,194)
Securities sold short	(110,641)	(959)
Written option contracts (Note 5)	20,160	236
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	114,142	(5,119)
Affiliated investments (Note 4)	—	10,476
Securities sold short	45,286	—
Written option contracts (Note 5)	(1,664)	—
NET REALIZED AND UNREALIZED GAINS (LOSSES)	129,596	(1,560)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$122,559	$411

See accompanying notes to financial statements.

CASTLEMAINE EMERGING MARKETS OPPORTUNITIES FUND STATEMENTS OF CHANGES IN NET ASSETS
	Year Ended August 31, 2017	Period Ended August 31, 2016(a)
FROM OPERATIONS
Net investment loss	$(8,186)	$(13,823)
Net realized gains (losses) from:
Investments	53,579	33,290
Securities sold short	(44,452)	(43,358)
Written option contracts (Note 5)	8,440	24,793
Futures contracts	—	(2,912)
Foreign currency transactions	(1,250)	(7,646)
Net change in unrealized appreciation (depreciation) on:
Investments	(22,416)	130,754
Securities sold short	3,282	(12,440)
Written option contracts (Note 5)	(1,322)	1,322
Forward foreign currency exchange contracts (Note 5)	1,170	(1,170)
Net increase (decrease) in net assets resulting from operations	(11,155)	108,810

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
From net realized gains	(7,176)	—

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	—	1,200,000
Net asset value of shares issued in reinvestment of distributions to shareholders	7,176	—
Net increase in net assets from capital share transactions	7,176	1,200,000

TOTAL INCREASE (DECREASE) IN NET ASSETS	(11,155)	1,308,810

NET ASSETS
Beginning of period	1,308,810	—
End of period	$1,297,655	$1,308,810

ACCUMULATED NET INVESTMENT LOSS	$(3,916)	$(4,919)

CAPITAL SHARE ACTIVITY
Shares sold	—	120,000
Shares reinvested	723	—
Net increase in shares outstanding	723	120,000
Shares outstanding, beginning of period	120,000	—
Shares outstanding, end of period	120,723	120,000

(a)	Represents the period from the commencement of operations (December 29, 2015) through August 31, 2016.
See accompanying notes to financial statements.

CASTLEMAINE EVENT DRIVEN FUND STATEMENTS OF CHANGES IN NET ASSETS
	Year Ended August 31, 2017	Period Ended August 31, 2016(a)
FROM OPERATIONS
Net investment loss	$(7,071)	$(4,704)
Net realized gains (losses) from:
Investments	65,977	(5,983)
Securities sold short	(19,443)	19,052
Written option contracts (Note 5)	19,986	20,788
Futures contracts	—	(5,066)
Net change in unrealized appreciation (depreciation) on:
Investments	(30,075)	86,272
Securities sold short	(437)	565
Written option contracts (Note 5)	(3,935)	2,468
Net increase in net assets resulting from operations	25,002	113,392

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
From net realized gains	(40,044)	—

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	—	1,200,000
Net asset value of shares issued in reinvestment of distributions to shareholders	40,044	—
Net increase in net assets from capital share transactions	40,044	1,200,000

TOTAL INCREASE IN NET ASSETS	25,002	1,313,392

NET ASSETS
Beginning of period	1,313,392	—
End of period	$1,338,394	$1,313,392

ACCUMULATED NET INVESTMENT LOSS	$—	$—

CAPITAL SHARE ACTIVITY
Shares sold	—	120,000
Shares reinvested	3,687	—
Net increase in shares outstanding	3,687	120,000
Shares outstanding, beginning of period	120,000	—
Shares outstanding, end of period	123,687	120,000

(a)	Represents the period from the commencement of operations (December 29, 2015) through August 31, 2016.
See accompanying notes to financial statements.

CASTLEMAINE LONG/SHORT FUND STATEMENTS OF CHANGES IN NET ASSETS
	Year Ended August 31, 2017	Period Ended August 31, 2016(a)
FROM OPERATIONS
Net investment loss	$(9,673)	$(3,981)
Net realized gains (losses) from:
Investments	(93,954)	(14,736)
Securities sold short	9,462	(25,066)
Written option contracts (Note 5)	25,475	42,606
Futures contracts	—	(5,943)
Net change in unrealized appreciation (depreciation) on:
Investments	26,047	54,168
Securities sold short	20,630	(32,118)
Written option contracts (Note 5)	(3,911)	2,483
Net increase (decrease) in net assets resulting from operations	(25,924)	17,413

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	—	1,200,000

TOTAL INCREASE (DECREASE) IN NET ASSETS	(25,924)	1,217,413

NET ASSETS
Beginning of period	1,217,413	—
End of period	$1,191,489	$1,217,413

ACCUMULATED NET INVESTMENT LOSS	$(1,774)	$—

CAPITAL SHARE ACTIVITY
Shares sold	—	120,000
Shares outstanding, beginning of period	120,000	—
Shares outstanding, end of period	120,000	120,000

(a)	Represents the period from the commencement of operations (December 29, 2015) through August 31, 2016.
See accompanying notes to financial statements.

CASTLEMAINE MARKET NEUTRAL FUND STATEMENTS OF CHANGES IN NET ASSETS
	Year Ended August 31, 2017	Period Ended August 31, 2016(a)
FROM OPERATIONS
Net investment loss	$(7,037)	$(7,658)
Net realized gains (losses) from:
Investments	62,313	(16,725)
Securities sold short	(110,641)	(2,590)
Written option contracts (Note 5)	20,160	19,554
Futures contracts	—	(2,912)
Net change in unrealized appreciation (depreciation) on:
Investments	114,142	101,133
Securities sold short	45,286	(62,902)
Written option contracts (Note 5)	(1,664)	963
Net increase in net assets resulting from operations	122,559	28,863

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	—	1,200,000

TOTAL INCREASE IN NET ASSETS	122,559	1,228,863

NET ASSETS
Beginning of period	1,228,863	—
End of period	$1,351,422	$1,228,863

ACCUMULATED NET INVESTMENT LOSS	$(1,995)	$(2,567)

CAPITAL SHARE ACTIVITY
Shares sold	—	120,000
Shares outstanding, beginning of period	120,000	—
Shares outstanding, end of period	120,000	120,000

(a)	Represents the period from the commencement of operations (December 29, 2015) through August 31, 2016.
See accompanying notes to financial statements.

CASTLEMAINE MULTI-STRATEGY FUND STATEMENTS OF CHANGES IN NET ASSETS
	Year Ended August 31, 2017	Period Ended August 31, 2016(a)
FROM OPERATIONS
Net investment income (loss)	$1,971	$(4,438)
Net realized gains (losses) from:
Unaffiliated investments	(6,194)	(12,602)
Securities sold short	(959)	2,724
Written option contracts (Note 5)	236	3,987
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(5,119)	15,775
Affiliated investments (Note 4)	10,476	44,800
Net increase in net assets resulting from operations	411	50,246

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	—	1,000,000

TOTAL INCREASE IN NET ASSETS	411	1,050,246

NET ASSETS
Beginning of period	1,050,246	—
End of period	$1,050,657	$1,050,246

ACCUMULATED NET INVESTMENT LOSS	$(2,325)	$(4,384)

CAPITAL SHARE ACTIVITY
Shares sold	—	100,000
Shares outstanding, beginning of period	100,000	—
Shares outstanding, end of period	100,000	100,000

(a)	Represents the period from the commencement of operations (December 29, 2015) through August 31, 2016.
See accompanying notes to financial statements.

CASTLEMAINE FUNDS STATEMENTS OF CASH FLOWS For the Year Ended August 31, 2017
	Castlemaine Emerging Markets Opportunities Fund	Castlemaine Event Driven Fund	Castlemaine Long/Short Fund
CASH FLOWS FROM OPERATING ACTIVITIES
Net increase (decrease) in net assets resulting from operations	$(11,155)	$25,002	$(25,924)
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used in) operating activities:
Net realized (gains) losses from investments	(53,579)	(65,977)	93,954
Net realized losses from securities sold short	44,452	19,443	(9,462)
Net realized gains from written option contracts	(8,440)	(19,986)	(25,475)
Net realized losses from foreign currency transactions	1,250	—	—
Purchase of investment securities	(1,994,087)	(3,759,296)	(2,495,391)
Purchase of short-term investments, net	25,066	50,037	25,066
Proceeds from sales of investment securities	1,922,637	3,656,253	2,317,400
Proceeds from securities sold short	1,626,019	421,260	1,381,654
Cover of securities sold short	(1,728,872)	(302,059)	(1,280,317)
Purchase of options	(214,752)	(278,595)	(334,561)
Proceeds from sales of options	99,677	149,738	215,193
Premiums received from written options	20,375	25,605	58,871
Written options cancelled in a closing purchase transaction	(7,053)	(7,870)	(28,357)
Net change in unrealized appreciation/depreciation on investments	22,416	30,075	(26,047)
Net change in unrealized appreciation/depreciation on securities sold short	(3,282)	437	(20,630)
Net change in unrealized appreciation/depreciation on written option contracts	1,322	3,935	3,911
Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts	(1,170)	—	—
(Increase) decrease in operating assets:
(Increase) decrease in deposits with brokers for securities sold short, written options and futures contracts	202,836	(60,097)	131,957
(Increase) decrease in dividends receivable	(3,125)	401	38
Increase in receivable for investment securities sold	(48,058)	(37,738)	(84,406)
Increase in receivable from advisor	(2,309)	(2,267)	(2,351)
Decrease in other assets	373	373	371

CASTLEMAINE FUNDS STATEMENTS OF CASH FLOWS For the Year Ended August 31, 2017 (Continued)
	Castlemaine Emerging Markets Opportunities Fund	Castlemaine Event Driven Fund	Castlemaine Long/Short Fund
Increase (decrease) in operating liabilities:
Increase (decrease) in dividends payable on securities sold short	$(3,532)	$317	$264
Increase (decrease) in payable for investment securities purchased	(897)	197,330	77,971
Increase in payable to administrator	500	500	499
Increase in accrued brokerage expense on securities sold short	291	114	232
Decrease in other accrued expenses	(636)	(463)	(323)
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	(113,733)	46,472	(25,863)

CASH FLOWS FROM FINANCING ACTIVITIES
Increase (decrease) in due to prime broker	60,717	(25,868)	—

NET CHANGE IN CASH	(53,016)	20,604	(25,863)
Cash, beginning of year	147,071	179,045	145,684
Cash, end of year	$94,055	$199,649	$119,821

Non-cash financing activities consisting of reinvestment of distributions	$7,176	$40,044	$—

See accompanying notes to financial statements.

CASTLEMAINE FUNDS STATEMENTS OF CASH FLOWS For the Year Ended August 31, 2017 (Continued)
	Castlemaine Market Neutral Fund	Castlemaine Multi-Strategy Fund
CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$122,559	$411
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used in) operating activities:
Net realized (gains) losses from investments	(62,313)	6,194
Net realized losses from securities sold short	110,641	959
Net realized gains from written option contracts	(20,160)	(236)
Purchase of investment securities	(1,384,271)	(78,105)
Purchase of short-term investments, net	95	—
Proceeds from sales of investment securities	1,275,279	103,411
Proceeds from securities sold short	1,281,813	94,998
Cover of securities sold short	(1,509,433)	(94,545)
Purchase of options	(123,914)	(1,685)
Proceeds from sales of options	78,430	302
Premiums received from written options	49,146	236
Written options cancelled in a closing purchase transaction	(19,118)	—
Net change in unrealized appreciation/depreciation on investments	(114,142)	(5,357)
Net change in unrealized appreciation/depreciation on securities sold short	(45,286)	—
Net change in unrealized appreciation/depreciation on written option contracts	1,664	—
(Increase) decrease in operating assets:
Decrease in deposits with brokers for securities sold short, written options and futures contracts	307,055	—
Increase in dividends receivable	(816)	—
(Increase) decrease in receivable for investment securities sold	(108,348)	43,426
Increase in receivable from advisor	(2,350)	(1,917)
Decrease in other assets	372	376

CASTLEMAINE FUNDS STATEMENTS OF CASH FLOWS For the Year Ended August 31, 2017 (Continued)
	Castlemaine Market Neutral Fund	Castlemaine Multi-Strategy Fund
Increase (decrease) in operating liabilities:
Increase in dividends payable on securities sold short	$735	$—
Increase (decrease) in payable for investment securities purchased	48,155	(42,500)
Increase in payable to administrator	500	500
Increase (decrease) in accrued brokerage expense on securities sold short	126	(57)
Decrease in other accrued expenses	(173)	(249)
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	(113,754)	26,162

CASH FLOWS FROM FINANCING ACTIVITIES
Decrease in due to prime broker	—	(18,711)

NET CHANGE IN CASH	(113,754)	7,451
Cash, beginning of year	184,520	49,066
Cash, end of year	$70,766	$56,517

See accompanying notes to financial statements.

CASTLEMAINE EMERGING MARKETS OPPORTUNITIES FUND FINANCIAL HIGHLIGHTS
Per share data for a share outstanding throughout each period:
	Year Ended August 31 2017	Period Ended August 31, 2016(a)
Net asset value at beginning of period	$10.91	$10.00

Income (loss) from investment operations:
Net investment loss	(0.07)	(0.12)
Net realized and unrealized gains (losses) on investments	(0.03)	1.03
Total from investment operations	(0.10)	0.91

Less distributions:
From net realized gains	(0.06)	—

Net asset value at end of period	$10.75	$10.91

Total return (b)	(0.87%)	9.10	%(c)

Ratios and supplemental data:
Net assets at end of period (000’s)	$1,298	$1,309

Ratio of total expenses to average net assets	13.54%	11.55	%(d)

Ratio of net expenses to average net assets (e)	2.66%	3.25	%(d)

Ratio of net expenses to average net assets excluding dividend expense, borrowing costs and brokerage expense on securities sold short (e)	1.49%	1.49	%(d)

Ratio of net investment loss to average net assets (e)	(0.64%)	(1.63	%)(d)

Portfolio turnover rate	166%	189	%(c)

(a)	Represents the period from the commencement of operations (December 29, 2015) through August 31, 2016.
(b)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if the Adviser had not reduced advisory fees and reimbursed expenses.

(c)	Not annualized.
(d)	Annualized.
(e)	Ratio was determined after fee reductions and expense reimbursements by the Adviser (Note 4).
See accompanying notes to financial statements.

CASTLEMAINE EVENT DRIVEN FUND FINANCIAL HIGHLIGHTS
Per share data for a share outstanding throughout each period:
	Year Ended August 31 2017	Period Ended August 31, 2016(a)
Net asset value at beginning of period	$10.94	$10.00

Income (loss) from investment operations:
Net investment loss	(0.06)	(0.04)
Net realized and unrealized gains on investments	0.27	0.98
Total from investment operations	0.21	0.94

Less distributions:
From net realized gains	(0.33)	—

Net asset value at end of period	$10.82	$10.94

Total return (b)	1.94%	9.40	%(c)

Ratios and supplemental data:
Net assets at end of period (000’s)	$1,338	$1,313

Ratio of total expenses to average net assets	11.64%	9.90	%(d)

Ratio of net expenses to average net assets (e)	1.90%	1.81	%(d)

Ratio of net expenses to average net assets excluding dividend expense, borrowing costs and brokerage expense on securities sold short (e)	1.49%	1.49	%(d)

Ratio of net investment loss to average net assets (e)	(0.52%)	(0.57	%)(d)

Portfolio turnover rate	317%	220	%(c)

(a)	Represents the period from the commencement of operations (December 29, 2015) through August 31, 2016.
(b)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if the Adviser had not reduced advisory fees and reimbursed expenses.

(c)	Not annualized.
(d)	Annualized.
(e)	Ratio was determined after fee reductions and expense reimbursements by the Adviser (Note 4).
See accompanying notes to financial statements.

CASTLEMAINE LONG/SHORT FUND FINANCIAL HIGHLIGHTS
Per share data for a share outstanding throughout each period:
	Year Ended August 31 2017	Period Ended August 31, 2016(a)
Net asset value at beginning of period	$10.15	$10.00

Income (loss) from investment operations:
Net investment loss	(0.08)	(0.03)
Net realized and unrealized gains (losses) on investments	(0.14)	0.18
Total from investment operations	(0.22)	0.15

Net asset value at end of period	$9.93	$10.15

Total return (b)	(2.17%)	1.50	%(c)

Ratios and supplemental data:
Net assets at end of period (000’s)	$1,191	$1,217

Ratio of total expenses to average net assets	13.54%	10.63	%(d)

Ratio of net expenses to average net assets (e)	2.73%	2.50	%(d)

Ratio of net expenses to average net assets excluding dividend expense, borrowing costs and brokerage expense on securities sold short (e)	1.49%	1.49	%(d)

Ratio of net investment loss to average net assets (e)	(0.79%)	(0.49	%)(d)

Portfolio turnover rate	207%	133	%(c)

(a)	Represents the period from the commencement of operations (December 29, 2015) through August 31, 2016.
(b)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if the Adviser had not reduced advisory fees and reimbursed expenses.

(c)	Not annualized.
(d)	Annualized.
(e)	Ratio was determined after fee reductions and expense reimbursements by the Adviser (Note 4).
See accompanying notes to financial statements.

CASTLEMAINE MARKET NEUTRAL FUND FINANCIAL HIGHLIGHTS
Per share data for a share outstanding throughout each period:
	Year Ended August 31 2017	Period Ended August 31, 2016(a)
Net asset value at beginning of period	$10.24	$10.00

Income (loss) from investment operations:
Net investment loss	(0.06)	(0.06)
Net realized and unrealized gains on investments	1.08	0.30
Total from investment operations	1.02	0.24

Net asset value at end of period	$11.26	$10.24

Total return (b)	9.96%	2.40	%(c)

Ratios and supplemental data:
Net assets at end of period (000’s)	$1,351	$1,229

Ratio of total expenses to average net assets	13.10%	10.88	%(d)

Ratio of net expenses to average net assets (e)	2.90%	2.74	%(d)

Ratio of net expenses to average net assets excluding dividend expense, borrowing costs and brokerage expense on securities sold short (e)	1.49%	1.49	%(d)

Ratio of net investment loss to average net assets (e)	(0.54%)	(0.95	%)(d)

Portfolio turnover rate	110%	150	%(c)

(a)	Represents the period from the commencement of operations (December 29, 2015) through August 31, 2016.
(b)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if the Adviser had not reduced advisory fees and reimbursed expenses.

(c)	Not annualized.
(d)	Annualized.
(e)	Ratio was determined after fee reductions and expense reimbursements by the Adviser (Note 4).
See accompanying notes to financial statements.

CASTLEMAINE MULTI-STRATEGY FUND FINANCIAL HIGHLIGHTS
Per share data for a share outstanding throughout each period:
	Year Ended August 31 2017		Period Ended August 31, 2016(a)
Net asset value at beginning of period	$10.50		$10.00

Income (loss) from investment operations:
Net investment income (loss) (b)	0.02		(0.04)
Net realized and unrealized gains (losses) on investments	(0.01)		0.54
Total from investment operations	0.01		0.50

Net asset value at end of period	$10.51		$10.50

Total return (c)	0.10%		5.00	%(d)

Ratios and supplemental data:
Net assets at end of period (000’s)	$1,051		$1,050

Ratio of total expenses to average net assets	12.58%		10.15	%(e)

Ratio of net expenses to average net assets (f)	1.03%		1.06	%(e)

Ratio of net expenses to average net assets excluding dividend expense, borrowing costs and brokerage expense on securities sold short (f)	1.00	%(g)	0.99	%(e)

Ratio of net investment income (loss) to average net assets (f)	0.19%		(0.65	%)(e)

Portfolio turnover rate	8%		25	%(d)

(a)	Represents the period from the commencement of operations (December 29, 2015) through August 31, 2016.
(b)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of the dividends by the underlying investment companies in which the Fund invests.
(c)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if the Adviser had not reduced advisory fees and reimbursed expenses.

(d)	Not annualized.
(e)	Annualized.
(f)	Ratio was determined after fee reductions and expense reimbursements by the Adviser (Note 4).
(g)	Includes federal excise taxes of 0.01% of average net assets with respect to the year ended August 31, 2017.
See accompanying notes to financial statements.

CASTLEMAINE FUNDS
NOTES TO FINANCIAL STATEMENTS
August 31, 2017

1. Organization

Castlemaine Emerging Markets Opportunities Fund, Castlemaine Event Driven Fund, Castlemaine Long/Short Fund, Castlemaine Market Neutral Fund, and Castlemaine Multi-Strategy Fund (individually, a “Fund,” and collectively, the “Funds”) are each a diversified series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report. The Funds commenced operations on December 29, 2015.

The investment objectives of the Funds are as follows:

●	Castlemaine Emerging Markets Opportunities Fund seeks to provide high total return, consisting of income and capital appreciation.

●	Castlemaine Event Driven Fund, Castlemaine Long/Short Fund, and Castlemaine Multi-Strategy Fund seek capital appreciation.

●	Castlemaine Market Neutral Fund seeks total return, consisting of income and capital appreciation.

2. Significant Accounting Policies

In October 2016, the U.S. Securities and Exchange Commission (the “SEC”) adopted amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. The Funds have adopted these amendments, which were effective August 1, 2017, with these financial statements.

The following is a summary of the Funds’ significant accounting policies. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Securities valuation – The Funds’ portfolio securities are valued at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each day the NYSE is open for business. Listed securities are valued on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. Fixed income securities are generally valued using prices provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities in determining these prices. Option contracts are valued at the closing price on the exchanges on which they are primarily traded; if no closing price is available at the time of valuation, the

CASTLEMAINE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

option will be valued at the mean of the closing bid and ask prices for that day. Futures contracts are valued at their last sale price as of the close of trading on the NYSE; prices for these contracts are monitored by Castlemaine LLC (the “Adviser”) until the close of regular trading to determine if fair valuation is required. Investments in shares of other open-end investment companies are valued at their net asset value (“NAV”) as reported by such companies.

When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the securities and other assets are valued at fair value in accordance with procedures established by and under the general supervision of the Board. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate each Fund’s NAV may differ from quoted or published prices for the same securities.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

CASTLEMAINE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

The following is a summary of the inputs used to value each Fund’s investments and other financial instruments as of August 31, 2017:

Castlemaine Emerging Markets Opportunities Fund	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$1,143,101	$—	$—	$1,143,101
Exchange-Traded Funds	96,976	—	—	96,976
Purchased Option Contracts	17,671	75	—	17,746
U.S. Treasury Obligations	—	124,814	—	124,814
Total	$1,257,748	$124,889	$—	$1,382,637
Other Financial Instruments
Common Stocks – Sold Short	$(126,430)	$—	$—	$(126,430)
Exchange-Traded Funds – Sold Short	(69,130)	—	—	(69,130)
Total	$(195,560)	$—	$—	$(195,560)

Castlemaine Event Driven Fund	Level 1	Level 2	Level 3		Total
Investments in Securities
Common Stocks	$1,242,567	$—	$—		$1,242,567
Rights	—	—	0	*	0
Purchased Option Contracts	33,726	88	—		33,814
U.S. Treasury Obligations	—	99,851	—		99,851
Total	$1,276,293	$99,939	$0		$1,376,232
Other Financial Instruments
Common Stocks – Sold Short	$(28,782)	$—	$—		$(28,782)
Exchange-Traded Funds – Sold Short	(115,754)	—	—		(115,754)
Written Option Contracts	(2,150)	—	—		(2,150)
Total	$(146,686)	$—	$—		$(146,686)

*	Castlemaine Event Driven Fund holds Rights which have been fair valued at $0.

CASTLEMAINE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Castlemaine Long/Short Fund	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$1,129,358	$—	$—	1,129,358
Exchange-Traded Funds	26,010	—	—	26,010
Purchased Option Contracts	37,823	20	—	37,843
U.S. Treasury Obligations	—	124,814	—	124,814
Total	$1,193,191	$124,834	$—	$1,318,025
Other Financial Instruments
Common Stocks – Sold Short	$(239,690)	$—	$—	$(239,690)
Exchange-Traded Funds – Sold Short	(93,802)	—	—	(93,802)
Written Option Contracts	(2,225)	—	—	(2,225)
Total	$(335,717)	$—	$—	$(335,717)

Castlemaine Market Neutral Fund	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$1,253,273	$—	$—	$1,253,273
Exchange-Traded Funds	84,372	—	—	84,372
Purchased Option Contracts	10,986	—	—	10,986
U.S. Treasury Obligations	—	149,777	—	149,777
Total	$1,348,631	$149,777	$—	$1,498,408
Other Financial Instruments
Common Stocks – Sold Short	$(324,166)	$—	$—	$(324,166)
Exchange-Traded Funds – Sold Short	(143,231)	—	—	(143,231)
Written Option Contracts	(3,817)	—	—	(3,817)
Total	$(471,214)	$—	$—	$(471,214)

Castlemaine Multi-Strategy Fund	Level 1	Level 2	Level 3	Total
Investments in Securities
Open-End Funds	$863,146	$—	$—	$863,146
Exchange-Traded Funds	127,896	—	—	127,896
Total	$991,042	$—	$—	$991,042

Refer to each Fund’s Schedule of Investments and Schedule of Securities Sold Short, if applicable, for a listing of the common stocks by industry type. As of August 31, 2017, the Funds did not have any transfers between Levels. It is the Funds’ policy to recognize transfers between Levels at the end of the reporting period. There were no Level 3 securities held by Castlemaine Emerging Markets Opportunities Fund, Castlemaine Long/Short Fund, Castlemaine Market Neutral Fund and Castlemaine Multi-Strategy Fund as of August 31, 2017.

CASTLEMAINE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

The following is a reconciliation of Level 3 securities of Castlemaine Event Driven Fund for which significant unobservable inputs were used to determine fair value between August 31, 2016 and August 31, 2017.

	Castlemaine Event Driven Fund
Balance as of August 31, 2016	$—
Receipts of rights from corporate actions	0	*
Balance as of August 31, 2017	$0

*	Castlemaine Event Driven Fund holds Rights which have been fair valued at $0.

The total amount of unrealized appreciation on Level 3 securities was $0 for Castlemaine Event Driven Fund as of August 31, 2017.

The following table summarizes the valuation techniques used and unobservable inputs developed by the Board to determine the fair value of the Level 3 investments:

Castlemaine Event Driven Fund
	Fair Value at 08/31/2017		Valuation Technique	Unobservable Input	Range	Impact to Valuation from an Increase in Input**
Rights	$0	*	Deemed Worthless	Discount Percentage	100%	Decrease

*	Castlemaine Event Driven Fund holds Rights which have been fair valued at $0.
**
This column represents the directional change in fair value of the Level 3 investments that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Share valuation – The NAV per share of each Fund is calculated daily by dividing the total value of its assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the NAV per share.

Investment income – Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts and premiums on fixed income securities are amortized using the interest method. Withholding taxes on foreign dividends have been recorded for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Security transactions – Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

CASTLEMAINE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Common expenses – Common expenses of the Trust are allocated among the Funds and the other series of the Trust based on the relative net assets of each series or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – Distributions to shareholders arising from net investment income, if any, are declared and paid annually to shareholders. Net realized capital gains, if any, are distributed at least annually. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of the distributions paid to shareholders of Castlemaine Emerging Markets Opportunities Fund and Castlemaine Event Driven Fund during the year ended August 31, 2017 was ordinary income. There were no distributions paid to shareholders of Castlemaine Long/Short Fund, Castlemaine Market Neutral Fund and Castlemaine Multi-Strategy Fund during the year ended August 31, 2017. None of the Funds paid distributions to shareholders during the period ended August 31, 2016.

Short sales – The Funds sell securities short. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. The Funds are also subject to the risk that they may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. The Funds are liable for any dividends payable on securities while those securities are in a short position and will also bear other costs, such as charges for the prime brokerage accounts, in connection with the short position. These costs are reported as dividend expense and brokerage expense on securities sold short, respectively, in the Statements of Operations. As collateral for its short positions, the Funds are required under the Investment Company Act of 1940, as amended (the “1940 Act”), to maintain assets consisting of cash, cash equivalents, or other liquid securities equal to the market value of the securities sold short. The cash deposits with brokers or amounts due to prime broker for securities sold short are reported on the Statements of Assets and Liabilities. These amounts are considered in conjunction with securities held in the Funds’ collateral accounts. The amount of collateral is required to be adjusted daily to reflect changes in the value of the securities sold short. To the extent a Fund invests the proceeds received from selling securities short, it is engaging in a form of leverage. The use of leverage by a Fund may make any change in the Fund’s NAV greater than it would be without the use of leverage. Short sales are speculative transactions and involve special risks, including greater reliance on the ability of the Adviser to accurately anticipate the future value of a security.

Option contracts – The Funds use option contracts in any manner consistent with their investment objectives and the 1940 Act. The Funds use options for speculative purposes as well as for the purpose of seeking to reduce the overall investment risk that would otherwise be associated with the securities in which the Funds invest.

CASTLEMAINE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Purchased option contracts – When a Fund purchases a call or put option, an amount equal to the total premium (the premium plus the commission) paid by the Fund is recorded as an asset in the Fund’s Statement of Assets and Liabilities and is subsequently marked-to-market daily. Premiums paid in the purchase of options that expire are treated as realized losses. Premiums paid in the purchase of call options that are exercised will increase the cost of the underlying security purchased. Premiums paid in the purchase of put options that are exercised will decrease the proceeds used to calculate the realized capital gain or loss on the sale of the underlying security.

Written option contracts – When a Fund writes a call or put option, an amount equal to the net premium (the premium less the commission) received by the Fund is recorded as a liability in the Fund’s Statement of Assets and Liabilities and is subsequently marked-to-market daily. Premiums received from writing call and put options that expire are treated as realized capital gains. Premiums received from writing call options that are exercised will increase the proceeds used to calculate the realized capital gain or loss on the sale of the underlying security. Premiums received from writing put options that are exercised will decrease the basis of the underlying security purchased.

If a closing purchase or sale transaction is used to terminate a Fund’s obligation on an option, a capital gain or loss will be realized, depending upon whether the price of the closing transaction is more or less than the premium previously paid on the option purchased or received on the option written.

The cash deposits with brokers or amounts due to prime brokers for option contracts are reported on the Statements of Assets and Liabilities.

Futures contracts – The Funds use futures contracts to gain exposure to or hedge against changes in the value of equity securities, real estate investments, interest rates, foreign currencies, or commodities. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. When a Fund purchases or sells a futures contract, no price is paid to or received by the Fund. Instead, the Fund is required to deposit in a segregated asset account an amount of cash or qualifying securities to cover part of the futures contract’s value. This is called the “initial margin deposit.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying asset. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. If market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Any margin deposits for futures contracts are reported on the Statements of Assets and Liabilities.

Forward Foreign Currency Exchange Contracts – The Funds enter into contracts for the purchase or sale of a specific currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions, portfolio positions or exposure to foreign currency. When the Adviser believes that the currency of a particular country may produce positive returns against the currency of another country, each of those Funds purchase

CASTLEMAINE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

or sell forward foreign currency exchange contracts to gain exposure to the differential in currency returns. All foreign currency exchange contracts are “marked-to-market” daily at the applicable translation rates resulting in unrealized gains or losses. Realized and unrealized gains or losses from transactions in foreign currency exchange contracts are reported on the Statements of Assets and Liabilities and Statements of Operations. Risks associated with these contracts include the potential inability of counterparties to meet the terms of their contracts and unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax – Each Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986 (the “Code”). Qualification generally will relieve a Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the 12 months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of August 31, 2017:

	Castlemaine Emerging Markets Opportunities Fund	Castlemaine Event Driven Fund	Castlemaine Long/Short Fund
Tax cost of portfolio investments	$1,120,159	$1,177,380	$919,245
Gross unrealized appreciation	$166,484	$105,640	$162,086
Gross unrealized depreciation	(99,566)	(53,474)	(99,023)
Net unrealized appreciation	66,918	52,166	63,063
Undistributed ordinary income	—	40,706	—
Undistributed long-term capital gains	91,606	5,478	—
Accumulated capital and other losses	(67,937)	—	(64,005)
Other temporary differences	(108)	—	(4,378)
Accumulated earnings (deficit)	$90,479	$98,350	$(5,320)

CASTLEMAINE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

	Castlemaine Market Neutral Fund	Castlemaine Multi-Strategy Fund
Tax cost of portfolio investments	$882,051	$925,110
Gross unrealized appreciation	$220,331	$67,356
Gross unrealized depreciation	(75,188)	(1,424)
Net unrealized appreciation	145,143	65,932
Undistributed long-term capital gains	32,176	—
Accumulated capital and other losses	(1,995)	(15,133)
Other temporary differences	(15,775)	—
Accumulated earnings	$159,549	$50,799

The difference between the federal income tax cost of portfolio investments and the financial statement cost of portfolio investments for Castlemaine Emerging Markets Opportunities Fund, Castlemaine Event Driven Fund, Castlemaine Long/Short Fund and Castlemaine Market Neutral Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due primarily to the tax deferral of losses on wash sales, straddles and constructive sales, and adjustments to basis on publicly traded partnerships.

As of August 31, 2017, the Funds have the following capital loss carryforwards for federal income tax purposes. These capital loss carryforwards, which do not expire, may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

	Short-Term	Long-Term
Castlemaine Emerging Markets Opportunities Fund	$—	$—
Castlemaine Event Driven Fund	—	—
Castlemaine Long/Short Fund	62,231	—
Castlemaine Market Neutral Fund	—	—
Castlemaine Multi-Strategy Fund	12,808	—

CASTLEMAINE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Net qualified late year ordinary losses represent losses incurred after December 31, 2016 and specified losses incurred after October 31, 2016. These losses are deemed to arise on the first day of a Fund’s next taxable year. For the year ended August 31, 2017, the Funds intend to defer the following losses to September 1, 2017 for income tax purposes:

	Late-Year Ordinary Losses	Late-Year Capital Losses
Castlemaine Emerging Markets Opportunities Fund	$3,916	$64,021
Castlemaine Event Driven Fund	—	—
Castlemaine Long/Short Fund	1,774	—
Castlemaine Market Neutral Fund	1,995	—
Castlemaine Multi-Strategy Fund	2,325	—

For the year ended August 31, 2017, the following reclassifications were made on the Statement of Assets and Liabilities for the Funds as a result of permanent differences in the recognition of capital gains or losses under income tax regulations and GAAP:

	Castlemaine Emerging Markets Opportunities Fund	Castlemaine Event Driven Fund	Castlemaine Long/Short Fund	Castlemaine Market Neutral Fund	Castlemaine Multi-Strategy Fund
Paid-in capital	$—	$—	$(3,191)	$(8,127)	$(88)
Accumulated net investment loss	9,189	7,071	7,899	7,609	88
Accumulated net realized gains (losses) from security transactions	(9,189)	(7,071)	(4,708)	518	—

Such reclassifications, the result of permanent differences between financial statement and income tax reporting requirements, have no effect on each Fund’s net assets or NAV per share. These permanent differences are due to adjustments related to publicly traded partnerships and passive foreign investment companies, differing treatments of ordinary losses, foreign currency gains and losses and short dividend and federal excise tax expenses.

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed each Fund’s tax positions for all open tax periods (tax years ended August 31, 2016 and August 31, 2017) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. Each Fund is subject to examination by U.S. federal tax authorities for such tax periods.

CASTLEMAINE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

3. Investment Transactions

During the year ended August 31, 2017, cost of purchases and proceeds from sales of investment securities, other than short-term investments, U.S. government securities, and short positions, were as follows:

	Cost of Purchases	Proceeds from Sales
Castlemaine Emerging Markets Opportunities Fund	$1,994,087	$1,922,637
Castlemaine Event Driven Fund	3,759,296	3,656,253
Castlemaine Long/Short Fund	2,495,391	2,317,400
Castlemaine Market Neutral Fund	1,384,271	1,275,279
Castlemaine Multi-Strategy Fund	78,105	103,411

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT
Each Fund’s investments are managed by Castlemaine LLC (the “Adviser”) pursuant to the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, each of Castlemaine Emerging Markets Opportunities Fund, Castlemaine Event Driven Fund, Castlemaine Long/Short Fund and Castlemaine Market Neutral Fund pays the Adviser an advisory fee, computed and accrued daily and paid monthly, at the annual rate of 1.24% of its average daily net assets. Castlemaine Multi-Strategy Fund pays the Adviser an advisory fee, computed and accrued daily and paid monthly, at the annual rate of 1.24% of its average daily net assets, excluding that portion of the Fund’s average net assets invested in any affiliated fund managed by the Adviser.

Pursuant to an Expense Limitation Agreement (the “ELA”) between each Fund and the Adviser, the Adviser has contractually agreed, until December 31, 2018, to reduce investment advisory fees and reimburse other expenses to the extent necessary to limit total annual operating expenses (excluding brokerage costs; taxes; interest; costs to organize the Fund; acquired fund fees and expenses; extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business; and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) to 1.49% of the average daily net assets for Castlemaine Emerging Markets Opportunities Fund, Castlemaine Event Driven Fund, Castlemaine Long/Short Fund and Castlemaine Market Neutral Fund, and to

CASTLEMAINE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

0.99% of the average daily net assets for Castlemaine Multi-Strategy Fund. Accordingly, during the year ended August 31, 2017, the Adviser did not collect any of its investment advisory fees and, in addition, reimbursed other operating expenses as follows:

Castlemaine Emerging Markets Opportunities Fund	$122,818
Castlemaine Event Driven Fund	115,113
Castlemaine Long/Short Fund	117,356
Castlemaine Market Neutral Fund	116,139
Castlemaine Multi-Strategy Fund	118,477

Under the terms of the ELA, investment advisory fee reductions and expense reimbursements by the Adviser are subject to repayment by each Fund for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause total annual operating expenses to exceed the lesser of (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. As of August 31, 2017, the Adviser may seek repayment of investment advisory fee reductions and expense reimbursements no later than the dates listed below in the following amounts:

	August 31, 2019	August 31, 2020	Total
Castlemaine Emerging Markets Opportunities Fund	$70,562	$138,584	$209,146
Castlemaine Event Driven Fund	66,542	131,891	198,433
Castlemaine Long/Short Fund	66,279	132,561	198,840
Castlemaine Market Neutral Fund	65,939	132,189	198,128
Castlemaine Multi-Strategy Fund	62,419	120,809	183,228

OTHER SERVICE PROVIDERS
Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting, compliance and transfer agency services to the Funds. The Funds pay Ultimus fees in accordance with the agreements for such services. In addition, the Funds pay out-of-pocket expenses including, but not limited to, postage, supplies, and costs of pricing each Fund’s portfolio securities.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Funds. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Funds) for acting as principal underwriter.

Certain officers and a Trustee of the Trust are also officers of Ultimus and the Distributor.

CASTLEMAINE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

TRUSTEE COMPENSATION
Effective October 1, 2016 each Trustee who is not an “interested person” of the Trust (“Independent Trustee”) receives a $1,000 annual retainer from each Fund, paid quarterly, except for the Board Chairperson who receives a $1,200 annual retainer from each Fund, paid quarterly. Each Independent Trustee also receives from each Fund a fee of $500 for each Board meeting attended plus reimbursement for travel and other meeting-related expenses. Prior to October 1, 2016, each Fund paid each Independent Trustee a fee of $500 for each Board meeting attended, plus a $500 annual retainer.

PRINCIPAL HOLDERS OF FUND SHARES
As of August 31, 2017, the following shareholders owned of record 5% or more of the outstanding shares of the Funds:

	% Ownership
Name of Record Owner	Castlemaine Emerging Markets Opportunities Fund	Castlemaine Event Driven Fund	Castlemaine Long/Short Fund	Castlemaine Market Neutral Fund	Castlemaine Multi-Strategy Fund
The O’Shea Children’s Trust	83%	83%	83%	83%	100%
Castlemaine Multi-Strategy Fund	17%	17%	17%	17%	—

Colm O’Shea is the majority shareholder of the Adviser.

A beneficial owner of 25% or more of a Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholder’s meeting.

CASTLEMAINE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

AFFILIATED INVESTMENTS
As of August 31, 2017, Castlemaine Multi-Strategy Fund owned shares of Castlemaine Emerging Markets Opportunities Fund, Castlemaine Event Driven Fund, Castlemaine Long/Short Fund, and Castlemaine Market Neutral Fund (the “Affiliated Investments”). Information regarding Castlemaine Multi-Strategy Fund’s holdings in the Affiliated Investments during the year ended August 31, 2017 is as follows:

	August 31, 2016 Value	Purchases	Change in Unrealized Appreciation (Depreciation)	August 31, 2017 Value	Income Distributions
Castlemaine Emerging Markets Opportunities Fund	$218,200	$1,196	$(3,100)	$216,296	$1,196
Castlemaine Event Driven Fund	218,800	6,674	(2,424)	223,050	6,674
Castlemaine Long/Short Fund	203,000	—	(4,400)	198,600	—
Castlemaine Market Neutral Fund	204,800	—	20,400	225,200	—
Total	$844,800	$7,870	$10,476	$863,146	$7,870

During the year ended August 31, 2017, there were no sales nor realized gains or losses of Affiliated Investments for the Funds.

5. Derivatives Transactions

Transactions in long option contracts by the Funds during the year ended August 31, 2017 were as follows:

	Option Contracts	Cost
Castlemaine Emerging Markets Opportunities Fund
Options outstanding at beginning of year	265	$31,249
Options purchased	2,604	214,752
Options sold	(653)	(69,030)
Options expired	(1,710)	(133,746)
Options exercised	(264)	(17,676)
Options outstanding at end of year	242	$25,549

Castlemaine Event Driven Fund
Options outstanding at beginning of year	227	$28,207
Options purchased	3,084	278,595
Options sold	(841)	(84,047)
Options expired	(1,810)	(154,534)
Options exercised	(308)	(31,018)
Options outstanding at end of year	352	$37,203

CASTLEMAINE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

	Option Contracts	Cost
Castlemaine Long/Short Fund
Options outstanding at beginning of year	330	$37,196
Options purchased	3,678	334,561
Options sold	(1,026)	(104,313)
Options expired	(2,316)	(203,481)
Options exercised	(243)	(23,652)
Options outstanding at end of year	423	$40,311
Castlemaine Market Neutral Fund
Options outstanding at beginning of year	125	$18,881
Options purchased	1,008	123,914
Options sold	(323)	(44,105)
Options expired	(655)	(73,508)
Options exercised	(28)	(4,704)
Options outstanding at end of year	127	$20,478
Castlemaine Multi-Strategy Fund
Options outstanding at beginning of year	145	$7,894
Options purchased	15	1,685
Options sold	(25)	(517)
Options expired	(125)	(8,356)
Options exercised	(10)	(706)
Options outstanding at end of year	—	$—

Transactions in option contracts written by the Funds during the year ended August 31, 2017 were as follows:

	Option Contracts	Option Premiums
Castlemaine Emerging Markets Opportunities Fund
Options outstanding at beginning of year	40	$2,322
Options written	375	20,375
Options cancelled in a closing purchase transaction	(61)	(4,698)
Options expired	(170)	(10,795)
Options exercised	(184)	(7,204)
Options outstanding at end of year	—	$—

CASTLEMAINE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

	Option Contracts	Option Premiums
Castlemaine Event Driven Fund
Options outstanding at beginning of year	35	$3,478
Options written	364	25,605
Options cancelled in a closing purchase transaction	(184)	(15,034)
Options expired	(195)	(12,821)
Options exercised	(10)	(545)
Options outstanding at end of year	10	$683
Castlemaine Long/Short Fund
Options outstanding at beginning of year	35	$3,493
Options written	771	58,871
Options cancelled in a closing purchase transaction	(315)	(30,746)
Options expired	(376)	(23,643)
Options exercised	(90)	(7,178)
Options outstanding at end of year	25	$797
Castlemaine Market Neutral Fund
Options outstanding at beginning of year	30	$1,953
Options written	618	49,146
Options cancelled in a closing purchase transaction	(257)	(23,162)
Options expired	(254)	(16,672)
Options exercised	(89)	(8,149)
Options outstanding at end of year	48	$3,116
Castlemaine Multi-Strategy Fund
Options outstanding at beginning of year	—	$—
Options written	5	236
Options expired	(5)	(236)
Options outstanding at end of year	—	$—

The average volume of activity of foreign forward currency exchange contracts for the Funds during the year ended August 31, 2017 is as follows:

	Castlemaine Emerging Markets Opportunities Fund	Castlemaine Event Driven Fund	Castlemaine Long/Short Fund	Castlemaine Market Neutral Fund	Castlemaine Multi-Strategy Fund
Average notional value of:
Forward foreign currency exchange contracts	$16,334	$—	$—	$—	$—

CASTLEMAINE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

The Funds held no open forward foreign currency contracts as of August 31, 2017.

Derivative positions of the Funds as of August 31, 2017 are recorded in the following locations in the Statements of Assets and Liabilities:

			Fair value
Risk	Type of derivative	Location	Asset Derivatives	Liability Derivatives
Castlemaine Emerging Markets Opportunities Fund
Commodity	Purchased option contracts	Investments in securities, at value	$840	$—
Equity	Purchased option contracts	Investments in securities, at value	13,000
Interest rate	Purchased option contracts	Investments in securities, at value	3,906	—
Total			$17,746	$—
Castlemaine Event Driven Fund
Commodity	Purchased option contracts	Investments in securities, at value	$840	$—
Equity	Purchased option contracts	Investments in securities, at value	29,068	—
Equity	Written option contracts	Written options, at value	—	(2,150)
Interest rate	Purchased option contracts	Investments in securities, at value	3,906	—
Total			$33,814	$(2,150)
Castlemaine Long/Short Fund
Commodity	Purchased option contracts	Investments in securities, at value	$1,040	$—
Equity	Purchased option contracts	Investments in securities, at value	32,897	—
Equity	Written option contracts	Written options, at value	—	(2,225)
Interest rate	Purchased option contracts	Investments in securities, at value	3,906	—
Total			$37,843	$(2,225)
Castlemaine Market Neutral Fund
Commodity	Purchased option contracts	Investments in securities, at value	$1,040	$—
Equity	Purchased option contracts	Investments in securities, at value	6,040	—
Equity	Written option contracts	Written options, at value	—	(3,817)
Interest rate	Purchased option contracts	Investments in securities, at value	3,906	—
Total			$10,986	$(3,817)

Castlemaine Multi-Strategy Fund held no derivative positions as of August 31, 2017.

CASTLEMAINE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Transactions in derivative instruments for the Funds during the year ended August 31, 2017 are recorded in the following locations in the Statements of Operations:

Derivative Investment Type	Location
Purchased option contracts	Net realized gains (losses) from investments
Net change in unrealized appreciation (depreciation) on investments
Written option contracts	Net realized gains (losses) from written option contracts
Net change in unrealized appreciation (depreciation) on written option contracts
Forward foreign currency exchange contracts	Net realized gains (losses) from foreign currency transactions
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts

The following is a summary of net realized gains (losses) and net change in unrealized appreciation (depreciation) on derivative instruments for the Funds during the year ended August 31, 2017:

Risk	Type of Derivative	Net Realized Gains (Losses)	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gains (Losses)	Net Change in Unrealized Appreciation (Depreciation)
		Castlemaine Emerging Markets Opportunities Fund		Castlemaine Event Driven Fund
Commodity	Purchased option contracts	$(3,089)	$(529)	$(2,885)	$(530)
Equity	Purchased option contracts	(103,668)	(588)	(89,617)	204
Interest Rate	Purchased option contracts	3,659	2,023	3,659	2,023
Commodity	Written option contracts	—	—	(744)	—
Equity	Written option contracts	8,440	(1,322)	20,730	(3,935)
	Total option contracts	(94,658)	(416)	(68,857)	(2,238)
Currency	Forward foreign currency contracts	(1,250)	1,170	—	—
	Total	$(95,908)	$754	$(68,857)	$(2,238)

CASTLEMAINE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Risk	Type of Derivative	Net Realized Gains (Losses)	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gains (Losses)	Net Change in Unrealized Appreciation (Depreciation)
		Castlemaine Long/Short Fund		Castlemaine Market Neutral Fund
Commodity	Purchased option contracts	$(8,686)	$(2,287)	$(2,269)	$(2,489)
Equity	Purchased option contracts	(87,574)	5,902	(40,572)	(5,106)
Interest Rate	Purchased option contracts	3,659	2,023	3,659	2,023
Commodity	Written option contracts	764	—	—	—
Equity	Written option contracts	24,711	(3,911)	20,159	(1,664)
	Total	$(67,126)	$1,727	$(19,023)	$(7,236)

Risk	Type of Derivative	Net Realized Gains (Losses)	Net Change in Unrealized Appreciation (Depreciation)
		Castlemaine Multi-Strategies Fund
Commodity	Purchased option contracts	$(870)	$640
Currency	Purchased option contracts	(1,116)	(1,409)
Equity	Purchased option contracts	(6,585)	(2,417)
Currency	Written option contracts	236	—
	Total	$(8,335)	$(3,186)

In the ordinary course of business, each Fund may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral securities and securities collateral on a counterparty basis.

CASTLEMAINE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

As of August 31, 2017, the offsetting of financial liabilities and derivative liabilities is as follows:

Castlemaine Emerging Markets Opportunities Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in Statements of Assets and Liabilities	Net Amounts of Assets Presented in Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount
				Cash Collateral	Financial Instruments
Investments in securities at value	$17,746	$—	$17,746	$—	$—	$17,746

Castlemaine Event Driven Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in Statements of Assets and Liabilities	Net Amounts of Assets Presented in Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount
				Cash Collateral	Financial Instruments
Investments in securities at value	$33,814	$—	$33,814	$—	$(2,150)	$31,664

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
				Cash Collateral	Financial Instruments	Net Amount
Written options, at value	$(2,150)	$—	$(2,150)	$—	$(2,150)	$—

CASTLEMAINE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Castlemaine Long/Short Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in Statements of Assets and Liabilities	Net Amounts of Assets Presented in Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount
				Cash Collateral	Financial Instruments
Investments in securities at value	$37,843	$—	$37,843	$—	$(2,225)	$35,618

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description				Cash Collateral	Financial Instruments	Net Amount
Written options, at value	$(2,225)	$—	$(2,225)	$—	$(2,225)	$—

Castlemaine Market Neutral Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in Statements of Assets and Liabilities	Net Amounts of Assets Presented in Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount
				Cash Collateral	Financial Instruments
Investments in securities at value	$10,986	$—	$10,986	$—	$(3,817)	$7,169

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description				Cash Collateral	Financial Instruments	Net Amount
Written options, at value	$(3,817)	$—	$(3,817)	$—	$(3,817)	$—

CASTLEMAINE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

6. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

7. Sector Risk

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. Occasionally, market conditions, regulatory changes or other developments may negatively impact this sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of August 31, 2017, Castlemaine Event Drive Fund had 26.1% of the value of its net assets invested in securities within the Consumer Discretionary sector.

8. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

CASTLEMAINE FUNDS
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Shareholders of Castlemaine Emerging Markets Opportunities Fund, Castlemaine Event Driven Fund, Castlemaine Long/Short Fund, Castlemaine Market Neutral Fund and Castlemaine Multi-Strategy Fund and Board of Trustees of Ultimus Managers Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, securities sold short and open written option contracts of Castlemaine Emerging Markets Opportunities Fund, Castlemaine Event Driven Fund, Castlemaine Long/Short Fund, Castlemaine Market Neutral Fund and Castlemaine Multi-Strategy Fund (the “Funds”), each a series of Ultimus Managers Trust, as of August 31, 2017, and the related statements of operations and cash flows for the year then ended, and the statements of changes in net assets and the financial highlights for the two periods in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2017, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Castlemaine Emerging Markets Opportunities Fund, Castlemaine Event Driven Fund, Castlemaine Long/Short Fund, Castlemaine Market Neutral Fund and Castlemaine Multi-Strategy Fund as of August 31, 2017, the results of their operations and their cash flows for the year then ended, and the changes in their net assets and the financial highlights for each of the two periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN & COMPANY, LTD.
Cleveland, Ohio
October 27, 2017

CASTLEMAINE FUNDS
ABOUT YOUR FUND’S EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you incur ongoing costs, including management fees and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent period (March 1, 2017) and held until the end of the period (August 31, 2017).

The table below illustrates each Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in each Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare each Fund’s ongoing costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Funds’ actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not charge transaction fees, such as purchase or redemption fees, nor do they carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about each Fund’s expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Funds’ prospectus.

CASTLEMAINE FUNDS
ABOUT YOUR FUND’S EXPENSES (Unaudited) (Continued)

	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Net Expense Ratio(a)	Expenses Paid During Period(b)
Castlemaine Emerging Markets Opportunities Fund
Based on Actual Fund Return	$1,000.00	$ 1,052.90	2.66%	$ 13.76
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$ 1,011.80	2.66%	$ 13.49
Castlemaine Event Driven Fund
Based on Actual Fund Return	$1,000.00	$ 964.30	2.05%	$ 10.15
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$ 1,014.87	2.05%	$ 10.41
Castlemaine Long/Short Fund
Based on Actual Fund Return	$1,000.00	$ 935.90	2.75%	$ 13.42
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$ 1,011.34	2.75%	$ 13.94
Castlemaine Market Neutral Fund
Based on Actual Fund Return	$1,000.00	$ 1,025.50	2.88%	$ 14.70
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$ 1,010.69	2.88%	$ 14.60
Castlemaine Multi-Strategy Fund
Based on Actual Fund Return	$1,000.00	$ 966.20	1.01%	$ 5.08
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$ 1,020.11	1.01%	$ 5.14

(a)	Annualized, based on each Fund’s expenses for the most recent one-half year expenses.
(b)	Expenses are equal to each Fund's annualized net expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

CASTLEMAINE FUNDS
OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Funds use to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-594-0006, or on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-888-594-0006, or on the SEC’s website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Funds with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. These filings are available upon request by calling 1-888-594-0006. Furthermore, you may obtain a copy of the filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

OTHER FEDERAL TAX INFORMATION (Unaudited)

Qualified Dividend Income – Pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003, and as extended by Tax Relief, Unemployment Insurance Reauthorization and Jobs Creation Act of 2010, the Funds designate the following percentages of their income dividends distributed, if any, in the fiscal year ended August 31, 2017 as qualified dividend income as defined in Section 1(h)(II) of the Internal Revenue Code.

Castlemaine Emerging Markets Opportunities Fund	100%
Castlemaine Event Driven Fund	9%

Dividends Received Deduction – Corporate shareholders are generally entitled to take the dividends received deduction on the portion of a Fund’s dividend distribution that qualifies under tax law. For the Funds’ fiscal year ended August 31, 2017, the corresponding percentages represent the amount of each distribution, if any, which will qualify for the dividends received deduction available to corporate shareholders.

Castlemaine Emerging Markets Opportunities Fund	15%
Castlemaine Event Driven Fund	7%

CASTLEMAINE FUNDS
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS
(Unaudited)

The Board of Trustees has overall responsibility for management of the Trust’s affairs. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement, or removal. The Trustees, in turn, elect the officers of the Funds to actively supervise their day-to-day operations. The officers have been elected for an annual term. Unless otherwise noted, each Trustee’s and officer’s address is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246. The following are the Trustees and executive officers of the Funds:

Name and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years	Number of Funds in Trust Overseen by Trustee	Directorships of Public Companies Held by Trustee During Past 5 Years
Interested Trustees:
Robert G. Dorsey * Year of Birth: 1957	Since February 2012	Trustee (February 2012 to present) President (June 2012 to October 2013)	Chief Executive Officer and Managing Director of Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC (1999 to present)	27	None
Independent Trustees:
Janine L. Cohen Year of Birth: 1952	Since January 2016	Trustee	Retired since 2013; Chief Financial Officer from 2004 to 2013 and Chief Compliance Officer from 2008 to 2013 at AER Advisors, Inc.	27	None
David M. Deptula Year of Birth: 1958	Since June 2012	Trustee	Vice President of Legal and Special Projects at Dayton Freight Lines, Inc. since 2016; Vice President of Tax Treasury at Standard Register, Inc. (formerly The Standard Register Company) from 2011 to 2016	27	None

CASTLEMAINE FUNDS
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS
(Unaudited) (Continued)

Name and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years	Number of Funds in Trust Overseen by Trustee	Directorships of Public Companies Held by Trustee During Past 5 Years
Independent Trustees: (continued)
John J. Discepoli Year of Birth: 1963	Since June 2012	Chairman (May 2016 to present) Trustee (June 2012 to present)	Owner of Discepoli Financial Planning, LLC (personal financial planning company) since 2004	27	None

*
Mr. Dorsey is considered an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act because of his relationship with the Trust’s administrator, transfer agent and distributor.

Name and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years
Executive Officers:
David R. Carson Year of Birth: 1958	Since April 2013	Principal Executive Officer (April 2017 to present) President (October 2013 to present) Vice President (April 2013 to October 2013)
Vice President and Director of Client Strategies of Ultimus Fund Solutions, LLC (2013 to present); President, Unified Series Trust (2016 to present); Chief Compliance Officer, FSI LBAR Fund (2013 to 2016), The Huntington Funds (2005 to 2013), Huntington Strategy Shares (2012 to 2013), and Huntington Asset Advisors (2013); Vice President, Huntington National Bank (2001 to 2013)

Jennifer L. Leamer Year of Birth: 1976	Since April 2014	Treasurer (October 2014-present) Assistant Treasurer (April 2014 to October 2014)	V.P., Mutual Fund Controller of Ultimus Fund Solutions, LLC (2014 to present); Business Analyst of Ultimus Fund Solutions, LLC (2007 to 2014)

CASTLEMAINE FUNDS
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS
(Unaudited) (Continued)

Name and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years
Executive Officers: (continued)
Frank L. Newbauer Year of Birth: 1954	Since February 2012	Secretary (July 2017 to present) Assistant Secretary (April 2015 to July 2017) Secretary (February 2012 to April 2015)	Assistant Vice President of Ultimus Fund Solutions, LLC (2010 to present)
Charles C. Black Year of Birth: 1979	Since April 2015	Chief Compliance Officer (January 2016 to present) Assistant Chief Compliance Officer (April 2015 to January 2016)
Senior Compliance Officer of Ultimus Fund Solutions, LLC (2015 to present); Chief Compliance Officer of The Caldwell & Orkin Funds, Inc. (2016 to present); Senior Compliance Manager at Touchstone Mutual Funds (2013 to 2015); Senior Compliance Manager at Fund Evaluation Group (2011 to 2013)

Additional information about members of the Board and executive officers is available in the Fund’s Statement of Additional Information (“SAI”). To obtain a free copy of the SAI, please call 1-800-514-3583.

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Annual Report

August 31, 2017

MARSHFIELD CONCENTRATED OPPORTUNITY FUND
LETTER TO SHAREHOLDERS	September 22, 2017

During the year ending August 31st, 2017, the Marshfield Concentrated Opportunity Fund returned 19.3%, compared to the 16.2% return for the S&P 500 Index.

Since the Fund’s inception in late 2015, we have used these letters in part to expound on our general approach to macroeconomic and political events. While we refrain from both predicting such events and from investing based on the anticipation of specific scenarios, we do pay close attention to current domestic and global developments. This allows us to understand something about how our companies perform in different environments, both in terms of their operating results and in terms of management’s approach to such things as regulatory upheaval and changes in end market demand. In the absence of good, actionable information about larger trends, we always believe it is in the interest of the Fund and its shareholders that we make our decisions on a bottom-up basis. Irrespective of the external climate, we ask ourselves if a stock is cheap enough to buy, if the stock has a sufficient moat around its business so that it can withstand onslaught by competitors, if the company and its management have enough resiliency to address extant as well as unanticipated challenges, and if the company’s corporate culture is appropriate to its business. As managers, we feel comfortable making a judgment about those aspects of a business, thereby making it more likely our investments can withstand shocks and not only survive, but thrive in any type of external environment.

Minutes before the close of the first polls on the East Coast on November 8th, 2016, prognosticators and betting markets gave Donald J. Trump between a 1% and 35% chance to win the presidential election. Both conventional wisdom and financial markets believed (nearly unanimously) that Hillary Clinton would be elected President of the United States, the result of which would be a third consecutive term for a Democrat and a likely continuation of the policies of President Barack Obama. Mr. Trump’s subsequent upset victory led to an overnight market downturn, but nearly instantaneous reversal the next day. The rise in the S&P 500 has continued nearly uninterrupted through August.

Prior to the election, consistent with our practice, expectations of the outcome of the election did not figure explicitly in our decision-making. However, as natural contrarians, our portfolio ended up being heavily weighted towards companies and industries that were out of favor during the Obama years but that we believed would be rewarded as the existing economic recovery proceeded apace. These stocks were discounted in a market that believed in a Clinton victory, and thus a continuation of the status quo. As conventional wisdom caught up with the new reality, industries such as financial services, manufacturing, and for-profit education experienced rapid stock-price appreciation in anticipation of a change in policy. Companies in the Fund such as Strayer, Goldman Sachs, and U.S. Bancorp experienced a rapid upward reversion to what we believe to be their intrinsic values. By definition, we purchased these companies believing they would be valued fairly by the market at some point, but did not expect the 2016 election to be the impetus. The Fund’s outperformance from August 2016 to August 2017 was principally (but not entirely) concentrated in this strong first quarter.

1

While the rise of stocks like Strayer (up 64% for the year), John Deere (37%), Goldman Sachs (32%), and Cummins (27%) can in some or large part be attributed to changes in the direction of the political winds as well as continued improvement in the economic environment, other strong performers simply executed their businesses exceptionally well. Both MasterCard (up 38%) and Visa (up 28%) continue to be integral and dominant players in the payments space, taking a small piece of each transaction in exchange for maintaining the rails. NVR (up 61%) has excelled in building entry-level homes at reasonable prices within in-demand markets, using their land option strategy to acquire lots only as needed. Finally, while it consistently flies under the radar of most Wall Street analysts, Arch Capital (up 20%) grew book value in its property casualty book of business on both the insurance and reinsurance sides, and acquired the mortgage insurance operations of AIG, diversifying their book of business and giving them another profitable source of return.1

Our historical track record is one of limited turnover, and that was true again this year. We made few—but we believe important—sales. First, we sold our Leucadia position due to its inability to generate a sufficient return in the investment banking side of its business. We sold Yum China due to its single-country concentration in a market we don’t understand as well as our home market (though we retain some exposure, albeit significantly more diversified, inside our Yum investment). Allied World made a questionable acquisition and we had concerns about their management team (they may share those concerns internally; after we sold the stock they sold the company to another insurance company) so we sold the position. Wells Fargo’s scandals tested our thesis about a strong corporate culture (while they excelled at protecting themselves against in-coming risks to the company, they paid insufficient attention to outward-bound risks to customers); given the stock’s uptick in price post-election, we felt exiting the investment completely was prudent. Finally, we trimmed two positions: Strayer (due to liquidity concerns after significant appreciation) and Goldman Sachs (in order to limit its position size to less than 5% of the portfolio).

Along the way, we acquired two new names for the Fund. We are always on the hunt for stocks that we believe are temporarily out of favor, and this often means looking at industries the market hates. This year, the market, for good reason, has its sights set on retail. Amazon’s primacy and dominance in the e-commerce space, combined with its seeming unending appetite for growth and its utter indifference to profit have led to declining margins in many areas of retail, lower same-store sales, and even bankruptcy for some merchants. Given the environment, investing in the retail space may seem perverse, but there are things that Amazon cannot do (at least not yet). They have trouble selling items where expert advice is integral to the product sale and where (drone rumors notwithstanding) the customer needs the goods right now, no matter what. AutoZone and O’Reilly, both auto parts retailers in the do-it-yourself as well as commercial sectors, experienced declines in their same-store sales during the year that some wish to attribute to Amazon’s presence in the space. We think it more likely that this was the result of the snow falling a bit less and the sun shining a bit more softly (that is to say, the weather has been too good, with fewer auto parts failing and requiring replacement). Both companies have a culture of service that online parts distributors cannot match, and both companies have the distribution capabilities to get

[1]	All price changes are from Bloomberg pricing data, 8/31/16 and 8/31/17.

2

customers the part they need that day so they can get back to driving. We believe that these extremely high return on capital businesses continue to have a place in consumers’ minds and pocketbooks even in the age of Amazon.

Our approach in any environment is to stick to our discipline. That means: 1) understanding what’s real and what’s fantasy; 2) acting with equanimity to exploit the misjudgments of the crowd; and 3) being patient and not pulling the trigger before our buy or sell price has been reached. These things won’t change. Process and discipline are why we believe investors choose to invest in the Fund, and we take our mandate to preserve capital and generate risk-adjusted returns very seriously.

We thank you for the opportunity to invest your money and for your confidence in our process and discipline.

Sincerely,

Elise J. Hoffmann Portfolio Manager	Christopher M. Niemczewski Portfolio Manager

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data current to the most recent month-end are available by calling 1-855-691-5288.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The Fund’s prospectus contains this and other important information. To obtain a copy of the Fund’s prospectus please visit our website at www.MarshfieldFunds.com or call 1-855-691-5288 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The Fund is distributed by Ultimus Fund Distributors, LLC.

The Letter to Shareholders seeks to describe some of the Adviser’s current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed. The securities held by the Fund that are discussed in the Letter to Shareholders were held during the period covered by this Report. They do not comprise the entire investment portfolio of the Fund, may be sold at any time, and may no longer be held by the Fund. For a complete list of securities held by the Fund as of August 31, 2017, please see the Schedule of Investments section of the annual report. The opinions of the Fund’s adviser with respect to those securities may change at any time.

Statements in the Letter to Shareholders that reflect projections or expectations for future financial or economic performance of the Fund and the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed, or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to factors noted with such forward-looking statements, include, without limitation, general economic conditions, such as inflation, recession, and interest rates. Past performance is not a guarantee of future results.

3

MARSHFIELD CONCENTRATED OPPORTUNITY FUND
PERFORMANCE INFORMATION (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in
Marshfield Concentrated Opportunity Fund versus
the S&P 500® Index

Average Annual Total Returns (for the periods ended August 31, 2017)
	1 Year	Since Inception (b)
Marshfield Concentrated Opportunity Fund(a)	19.27%	15.10%
S&P 500® Index	16.23%	13.30%

(a)	The total returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.
(b)	The Fund commenced operations on December 29, 2015.

4

MARSHFIELD CONCENTRATED OPPORTUNITY FUND
PORTFOLIO INFORMATION
August 31, 2017 (Unaudited)

Portfolio Allocation (% of Net Assets)

Top 10 Holdings

Security Description	% of Net Assets
Moody's Corporation	10.1%
Arch Capital Group Ltd.	9.7%
NVR, Inc.	7.7%
Cummins, Inc.	5.7%
Deere & Company	5.4%
Goldman Sachs Group, Inc. (The)	4.9%
AutoZone, Inc.	4.4%
YUM! Brands, Inc.	4.4%
Fastenal Company	4.2%
Expeditors International of Washington, Inc.	4.2%

5

MARSHFIELD CONCENTRATED OPPORTUNITY FUND SCHEDULE OF INVESTMENTS August 31, 2017
COMMON STOCKS — 88.1%	Shares	Value
Consumer Discretionary — 27.3%
Diversified Consumer Services — 2.7%
Strayer Education, Inc.	4,361	$348,924

Hotels, Restaurants & Leisure — 6.6%
Chipotle Mexican Grill, Inc. (a)	884	279,972
YUM! Brands, Inc.	7,303	561,016
		840,988
Household Durables — 7.7%
NVR, Inc. (a)	361	982,227

Specialty Retail — 10.3%
AutoZone, Inc. (a)	1,076	568,601
O'Reilly Automotive, Inc. (a)	2,026	397,359
Ross Stores, Inc.	6,098	356,428
		1,322,388
Financials — 28.5%
Banks — 3.8%
U.S. Bancorp	9,434	483,492

Capital Markets — 15.0%
Goldman Sachs Group, Inc. (The)	2,820	630,947
Moody's Corporation	9,643	1,292,451
		1,923,398
Insurance — 9.7%
Arch Capital Group Ltd. (a)	12,831	1,248,970

Health Care — 1.1%
Life Sciences Tools & Services — 1.1%
Waters Corporation (a)	795	145,867

Industrials — 23.1%
Air Freight & Logistics — 4.2%
Expeditors International of Washington, Inc.	9,614	539,345

Machinery — 11.1%
Cummins, Inc.	4,609	734,582
Deere & Company	5,935	688,045
		1,422,627

See accompanying notes to financial statements.

6

MARSHFIELD CONCENTRATED OPPORTUNITY FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 88.1% (Continued)	Shares	Value
Industrials — 23.1% (Continued)
Road & Rail — 3.6%
Union Pacific Corporation	4,412	$464,584

Trading Companies & Distributors — 4.2%
Fastenal Company	12,640	539,349

Information Technology — 8.1%
IT Services — 8.1%
MasterCard, Inc. - Class A	3,792	505,474
Visa, Inc. - Class A	5,162	534,370
		1,039,844

Total Common Stocks (Cost $9,423,704)		$11,302,003

U.S. Treasury Obligations — 1.9%	Par Value	Value
U.S. Treasury Bills (b) — 1.9%
0.916%, due 10/12/17 (Cost $249,740)	$250,000	$249,681

MONEY MARKET FUNDS — 5.3%	Shares	Value
Vanguard Treasury Money Market Fund, 0.93% (c)
(Cost $675,138)	675,138	$675,138

Total Investments at Value — 95.3% (Cost $10,348,582)		$12,226,822

Other Assets in Excess of Liabilities — 4.7%		607,034

Net Assets — 100.0%		$12,833,856

(a)	Non-income producing security.
(b)	The rate shown is the annualized yield at time of purchase, not a coupon rate.
(c)	The rate shown is the 7-day effective yield as of August 31, 2017.
See accompanying notes to financial statements.

7

MARSHFIELD CONCENTRATED OPPORTUNITY FUND STATEMENT OF ASSETS AND LIABILITIES August 31, 2017
ASSETS
Investments in securities:
At acquisition cost	$10,348,582
At value (Note 2)	$12,226,822
Cash (Note 2)	582,648
Dividends receivable	14,579
Receivable for capital shares sold	10,667
Receivable from Adviser (Note 4)	2,515
Other assets	7,641
Total assets	12,844,872

LIABILITIES
Payable to administrator (Note 4)	7,100
Other accrued expenses	3,916
Total liabilities	11,016

NET ASSETS	$12,833,856

NET ASSETS CONSIST OF:
Paid-in capital	$10,825,024
Undistributed net investment income	8,501
Undistributed net realized gains from security transactions	122,091
Net unrealized appreciation on investments	1,878,240
NET ASSETS	$12,833,856

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,019,923

Net asset value, offering price and redemption price per share (Note 2)	$12.58

See accompanying notes to financial statements.

8

MARSHFIELD CONCENTRATED OPPORTUNITY FUND STATEMENT OF OPERATIONS For the Year Ended August 31, 2017
INVESTMENT INCOME
Dividend income	$97,063
Interest	2,317
99,380
EXPENSES
Investment advisory fees (Note 4)	80,023
Professional fees	39,101
Fund accounting fees (Note 4)	26,845
Administration fees (Note 4)	26,000
Transfer agent fees (Note 4)	15,750
Compliance fees (Note 4)	12,563
Trustees' fees and expenses (Note 4)	9,986
Registration and filing fees	9,361
Custody and bank service fees	6,924
Printing of shareholder reports	3,480
Insurance expense	3,036
Postage and supplies	2,329
Other expenses	6,767
Total expenses	242,165
Less fee reductions and expense reimbursements by the Adviser (Note 4)	(149,506)
Net expenses	92,659

NET INVESTMENT INCOME	6,721

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains from security transactions	133,074
Net change in unrealized appreciation (depreciation) on investments	1,262,848
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	1,395,922

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,402,643

See accompanying notes to financial statements.

9

MARSHFIELD CONCENTRATED OPPORTUNITY FUND STATEMENTS OF CHANGES IN NET ASSETS
	Year Ended August 31, 2017	Period Ended August 31, 2016 (a)
FROM OPERATIONS
Net investment income	$6,721	$13,802
Net realized gains from security transactions	133,074	20,496
Net change in unrealized appreciation (depreciation) on investments	1,262,848	615,392
Net increase in net assets resulting from operations	1,402,643	649,690

FROM DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
From net investment income	(11,998)	—
From net realized gains	(31,503)	—
Decrease in net assets from distributions to shareholders	(43,501)	—

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	5,829,947	5,241,440
Net asset value of shares issued in reinvestment of distributions to shareholders	43,070	—
Payments for shares redeemed	(289,433)	—
Net increase in net assets from capital share transactions	5,583,584	5,241,440

TOTAL INCREASE IN NET ASSETS	6,942,726	5,891,130

NET ASSETS
Beginning of period	5,891,130	—
End of period	$12,833,856	$5,891,130

UNDISTRIBUTED NET INVESTMENT INCOME	$8,501	$13,802

CAPITAL SHARE ACTIVITY
Shares sold	484,894	555,314
Shares reinvested	3,775	—
Shares redeemed	(24,060)	—
Net increase in shares outstanding	464,609	555,314
Shares outstanding at beginning of period	555,314	—
Shares outstanding at end of period	1,019,923	555,314

(a)	Represents the period from the commencement of operations (December 29, 2015) through August 31, 2016.
See accompanying notes to financial statements.

10

MARSHFIELD CONCENTRATED OPPORTUNITY FUND FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period
	Year Ended August 31, 2017	Period Ended August 31, 2016 (a)
Net asset value at beginning of period	$10.61	$10.00

Income from investment operations:
Net investment income	0.00 (b)	0.02
Net realized and unrealized gains on investments	2.04	0.59
Total from investment operations	2.04	0.61

Less distributions:
From net investment income	(0.02)	—
From net realized gains	(0.05)	—
Total distributions	(0.07)	—

Net asset value at end of period	$12.58	$10.61

Total return (c)	19.27%	6.10	%(d)

Net assets at end of period (000's)	$12,834	$5,891

Ratios/supplementary data:
Ratio of total expenses to average net assets	2.87%	3.80	%(e)

Ratio of net expenses to average net assets (f)	1.10%	1.22	%(e)

Ratio of net investment income to average net assets (f)	0.08%	0.42	%(e)

Portfolio turnover rate	11%	18	%(d)

(a)	Represents the period from the commencement of operations (December 29, 2015) through August 31, 2016.
(b)	Amount rounds to less than $0.01 per share.
(c)
Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced advisory fees and reimbursed expenses (Note 4).

(d)	Not annualized.
(e)	Annualized.
(f)	Ratio was determined after advisory fee reductions and expense reimbursements (Note 4).
See accompanying notes to financial statements.

11

MARSHFIELD CONCENTRATED OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS
August 31, 2017

1. Organization

Marshfield Concentrated Opportunity Fund (the “Fund”) is a non-diversified series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report. The Fund commenced operations on December 29, 2015.

The investment objective of the Fund is to seek the dual goals of capital preservation and the long-term growth of principal, while targeting a pattern of performance at variance with that of the market.

2. Significant Accounting Policies

In October 2016, the U.S. Securities and Exchange Commission (the “SEC”) adopted amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. The Fund has adopted these amendments, which were effective August 1, 2017, with these financial statements.

The following is a summary of the Fund’s significant accounting policies used in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Securities valuation – The Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Fund values its listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. Investments representing shares of other open-end investment companies, including money market funds, are valued at their net asset value as reported by such companies. When using a quoted price and when the market is considered active, the security will be classified as Level 1 within the fair value hierarchy. Fixed income securities are generally valued using prices provided by an independent pricing service approved by the Board of Trustees of the Trust (the “Board”). The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities in determining these prices. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy (see below),

12

MARSHFIELD CONCENTRATED OPPORTUNITY FUND NOTES TO FINANCIAL STATEMENTS (Continued)

depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s net asset value (“NAV”) may differ from quoted or published prices for the same securities.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2017:

	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$11,302,003	$—	$—	$11,302,003
U.S. Treasury Obligations	—	249,681	—	249,681
Money Market Funds	675,138	—	—	675,138
Total	$11,977,141	$249,681	$—	$12,226,822

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by industry type. As of August 31, 2017, the Fund did not have any transfers between Levels. In addition, the Fund did not hold derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of August 31, 2017. It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period.
13

MARSHFIELD CONCENTRATED OPPORTUNITY FUND NOTES TO FINANCIAL STATEMENTS (Continued)

Cash account – The Fund’s cash is held in a bank account with balances which may exceed the amount covered by federal deposit insurance. As of August 31, 2017, the cash balance reflected on the Statement of Assets and Liabilities represents the amount held in a deposit sweep account.

Share valuation – The NAV per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the NAV, except that shares of the Fund are subject to a redemption fee of 2% if redeemed within 90 days of the date of purchase. During the periods ended August 31, 2017 and 2016, the redemption fee did not apply to any shareholder transactions.

Investment income – Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

Security transactions – Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated among the Fund and the other series of the Trust based on the relative net assets of each series or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – The Fund will distribute to shareholders any net investment income dividends and net realized capital gains distributions at least once each year. The amount of such dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions are recorded on the ex-dividend date. The tax character of the Fund’s distributions paid to shareholders during the year ended August 31, 2017 was ordinary income. There were no distributions paid to shareholders during the period ended August 31, 2016.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax – The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

14

MARSHFIELD CONCENTRATED OPPORTUNITY FUND NOTES TO FINANCIAL STATEMENTS (Continued)

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the 12 months ended October 31) plus undistributed amounts from prior years.

The Fund has changed its tax year end from September 30 to August 31.

The following information is computed on a tax basis for each item as of August 31, 2017:

Tax cost of portfolio investments	$10,351,278
Gross unrealized appreciation	$2,052,149
Gross unrealized depreciation	(176,605)
Net unrealized appreciation	1,875,544
Undistributed ordinary income	9,660
Undistributed long-term capital gains	123,628
Accumulated earnings	$2,008,832

The values of the federal income tax cost of portfolio investments and the tax components of accumulated earnings and the financial statement cost of portfolio investments and components of net assets may be temporarily different (“book/tax differences”). These book/tax differences are due to the timing of the recognition of capital gains or losses under income tax regulations and GAAP, primarily due to the tax deferral of losses on wash sales.

For the year ended August 31, 2017, the following reclassification was made on the Statement of Assets and Liabilities as a result of permanent differences in the recognition of capital gains or losses under income tax regulations and GAAP:

Undistributed net investment income	$(24)
Undistributed net realized gains from securities transactions	$24

Such reclassification had no effect on the Fund’s net assets or NAV.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for all open tax periods (periods ended September 30, 2016 and August 31, 2017) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Fund identifies its major tax jurisdiction as U.S. Federal.
15

MARSHFIELD CONCENTRATED OPPORTUNITY FUND NOTES TO FINANCIAL STATEMENTS (Continued)

3. Investment Transactions

During the year ended August 31, 2017, cost of purchases and proceeds from sales of investment securities, other than short-term investments, were $5,476,995 and $815,058, respectively.

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT
The Fund’s investments are managed by Marshfield Associates, Inc. (the “Adviser”) pursuant to the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser an advisory fee, computed and accrued daily and paid monthly, at the annual rate of 0.95% of its average daily net assets.

Pursuant to an Expense Limitation Agreement (“ELA”) between the Fund and the Adviser, the Adviser has contractually agreed, until December 31, 2018, to reduce its investment advisory fees and reimburse other expenses to limit total annual operating expenses (exclusive of brokerage costs; taxes; interest; costs to organize the Fund; acquired fund fees and expenses; extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business; and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”)), to an amount not exceeding 1.10% of the Fund’s average daily net assets. Accordingly, during the year ended August 31, 2017, the Adviser did not collect any of its investment advisory fees and reimbursed other operating expenses totaling $69,483.

Under the terms of the ELA, investment advisory fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided the repayments do not cause total annual operating expenses to exceed the lesser of (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. As of August 31, 2017, the Adviser may seek repayment of investment advisory fee reductions and expense reimbursements in the amount of $234,760 no later than the dates as stated below:

August 31, 2019	August 31, 2020	Total
$85,254	$149,506	$234,760

16

MARSHFIELD CONCENTRATED OPPORTUNITY FUND NOTES TO FINANCIAL STATEMENTS (Continued)

OTHER SERVICE PROVIDERS
Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting, compliance and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies, and costs of pricing the Fund’s portfolio securities.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers and a Trustee of the Trust are also officers of Ultimus and the Distributor.

TRUSTEE COMPENSATION
Effective October 1, 2016 each Trustee who is not an “interested person” of the Trust (“Independent Trustee”) receives a $1,000 annual retainer from the Fund, paid quarterly, except for the Board Chairperson who receives a $1,200 annual retainer from the Fund, paid quarterly. Each Independent Trustee also receives from the Fund a fee of $500 for each Board meeting attended plus reimbursement for travel and other meeting-related expenses. Prior to October 1, 2016, the Fund paid each Independent Trustee a fee of $500 for each Board meeting attended, plus a $500 annual retainer.

PRINCIPAL HOLDERS OF FUND SHARES
As of August 31, 2017, the following shareholders owned of record 5% or more of the outstanding shares of the Fund:

Name of Record Owner	% Ownership
William K. Wilburn	12%
Christopher M. Niemczewski	11%
Carolyn Miller	7%
Elise J. Hoffman	7%
Melissa Vinick Gilbert	7%

5. Sector Risk

If the Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. Occasionally, market conditions, regulatory changes or other developments may negatively impact this sector, and therefore the value of the Fund’s portfolio will be adversely affected.
17

MARSHFIELD CONCENTRATED OPPORTUNITY FUND NOTES TO FINANCIAL STATEMENTS (Continued)

As of August 31, 2017, the Fund had 27.3% and 28.5% of the value of its net assets invested in securities within the Consumer Discretionary and Financials sectors, respectively.

6. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

7. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

18

MARSHFIELD CONCENTRATED OPPORTUNITY FUND REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Marshfield Concentrated Opportunity Fund and
Board of Trustees of Ultimus Managers Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Marshfield Concentrated Opportunity Fund (the “Fund”), a series of Ultimus Managers Trust, as of August 31, 2017, the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two periods in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2017, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Marshfield Concentrated Opportunity Fund as of August 31, 2017, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the two periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN & COMPANY, LTD.
Cleveland, Ohio
October 25, 2017
19

MARSHFIELD CONCENTRATED OPPORTUNITY FUND ABOUT YOUR FUND’S EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur two types of cost: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent period (March 1, 2017) and held until the end of the period (August 31, 2017).

The table below illustrates the Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge sales loads. However, a redemption fee of 2% is applied on the sale of shares held for less than 90 days.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund’s expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

20

MARSHFIELD CONCENTRATED OPPORTUNITY FUND ABOUT YOUR FUND’S EXPENSES (Unaudited) (Continued)

	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Net Expense Ratio (a)	Expenses Paid During Period (b)
Based on Actual Fund Return	$1,000.00	$1,045.70	1.10%	$5.67
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,019.66	1.10%	$5.60

(a)	Annualized, based on the Fund’s most recent one-half year expenses.
(b)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-855-691-5288, or on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-855-691-5288, or on the SEC’s website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. These filings are available upon request by calling 1-855-691-5288. Furthermore, you may obtain a copy of the filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

OTHER FEDERAL TAX INFORMATION (Unaudited)

Qualified Dividend Income – The Fund designates 100%, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue code, as qualified dividend income eligible for the reduced tax rate of 15%.

Dividends Received Deduction – Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal year 2017 ordinary income dividends, 100% qualifies for the corporate dividends received deduction.

21

MARSHFIELD CONCENTRATED OPPORTUNITY FUND BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (Unaudited)

The Board of Trustees has overall responsibility for management of the Trust’s affairs. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement, or removal. The Trustees, in turn, elect the officers of the Fund to actively supervise its day-to-day operations. The officers have been elected for an annual term. Each Trustee’s and officer’s address is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246. The following are the Trustees and executive officers of the Fund:

Name and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years	Number of Funds in Trust Overseen by Trustee	Directorships of Public Companies Held by Trustee During Past 5 Years
Interested Trustees:
Robert G. Dorsey* Year of Birth: 1957	Since February 2012	Trustee (February 2012 to present) President (June 2012 to October 2013)	Chief Executive Officer and Managing Director of Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC (1999 to present)	27	None
Independent Trustees:
Janine L. Cohen Year of Birth: 1952	Since January 2016	Trustee	Retired since 2013; Chief Financial Officer from 2004 to 2013 and Chief Compliance Officer from 2008 to 2013 at AER Advisors, Inc.	27	None
David M. Deptula Year of Birth: 1958	Since June 2012	Trustee	Vice President of Legal and Special Projects at Dayton Freight Lines, Inc. since 2016; Vice President of Tax Treasury at Standard Register Inc. (formerly The Standard Register Company) from 2011 to 2016	27	None

22

MARSHFIELD CONCENTRATED OPPORTUNITY FUND BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Name and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years	Number of Funds in Trust Overseen by Trustee	Directorships of Public Companies Held by Trustee During Past 5 Years
Independent Trustees (Continued):
John J. Discepoli Year of Birth: 1963	Since June 2012	Chairman (May 2016 to present) Trustee (June 2012 to present)	Owner of Discepoli Financial Planning, LLC (personal financial planning company) since 2004	27	None

*
Mr. Dorsey is considered an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act because of his relationship with the Trust’s administrator, transfer agent and distributor.

Name and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years
Executive Officers:
David R. Carson Year of Birth: 1958	Since April 2013	Principal Executive Officer (April 2017 to present) President (October 2013 to present) Vice President (April 2013 to October 2013)
Vice President and Director of Client Strategies of Ultimus Fund Solutions, LLC (2013 to present); President, Unified Series Trust (2016 to present); Chief Compliance Officer, FSI LBAR Fund (2013 to 2016), The Huntington Funds (2005 to 2013), Huntington Strategy Shares (2012 to 2013), and Huntington Asset Advisors (2013); Vice President, Huntington National Bank (2001 to 2013)

23

MARSHFIELD CONCENTRATED OPPORTUNITY FUND BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Name and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years
Executive Officers (Continued):
Jennifer L. Leamer Year of Birth: 1976	Since April 2014	Treasurer (October 2014 to present) Assistant Treasurer (April 2014 to October 2014)	Vice President, Mutual Fund Controller of Ultimus Fund Solutions, LLC (2014 to present); Business Analyst of Ultimus Fund Solutions, LLC (2007 to 2014)
Frank L. Newbauer Year of Birth: 1954	Since February 2012	Secretary (July 2017 to present) Assistant Secretary (April 2015 to July 2017) Secretary (February 2012 to April 2015)	Assistant Vice President of Ultimus Fund Solutions, LLC (2010 to present)
Charles C. Black Year of Birth: 1979	Since April 2015	Chief Compliance Officer (January 2016 to present) Assistant Chief Compliance Officer (April 2015 to January 2016)
Senior Compliance Officer of Ultimus Fund Solutions, LLC (2015 to present); Chief Compliance Officer of The Caldwell & Orkin Funds, Inc. (2016 to present); Senior Compliance Manager for Touchstone Mutual Funds (2013 to 2015); Senior Compliance Manager for Fund Evaluation Group (2011 to 2013)

Additional information about members of the Board and executive officers is available in the Fund’s Statement of Additional Information (“SAI”). To obtain a free copy of the SAI, please call 1-888-575-4800.

24

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Topturn OneEighty Fund

Annual Report

August 31, 2017

Topturn OneEighty Fund LETTER TO SHAREHOLDERS	September 21, 2017

Dear Fellow Shareholders:

For the twelve months ended August 31, 2017, Topturn OneEighty Fund (TTFOX) (the “Fund”) has returned +6.9% versus a benchmark return of +3.0% for the Morningstar Diversified Alternatives Total Return Index. From inception on September 1, 2015, the Fund delivered a cumulative return of +15.0%, or 7.3% annualized, versus a benchmark return of +3.7%, or 1.8% annualized, for the Morningstar Diversified Alternatives Total Return Index.

The beginning of the period was dominated by concerns of a potential rate hike from the U.S. Federal Reserve and uncertainty surrounding the U.S. Presidential election outcome. Election results initially sent global markets into a tailspin, with Dow futures plunging 800 points, but this initial panic subsided and U.S. equity markets turned higher, setting new records in the process. But not all asset classes fared as well. Expectations for greater deficit spending and higher inflation led to a record monthly decline in the Bond market as yields on the 10-year treasury jumped 0.6%. This helped fuel a surging U.S. dollar, which pressured emerging markets and gold lower.

In mid-December the Federal Reserve (FOMC) raised its target for short-term interest rates by 0.25 percentage points signaling confidence in an improving U.S. economy. Asset classes that had been under pressure soon stabilized and began to recover somewhat, while U.S. Equity markets and the U.S. dollar took a breather. The rally in U.S. Equity markets resumed after U.S. Presidential Inauguration day and saw impressive price strength through the end of February.

In mid-March, with economic data largely confirming prior forecasts, the FOMC raised its target for short-term interest rates by another 0.25 percentage points, it’s third rate increase this tightening cycle. Post meeting, US equities and the U.S. Dollar came under pressure, while Treasury Bonds, Gold and Emerging Market Equities rebounded.

Another event affecting global markets happened in April during the French national elections. As far-right politician Ms. Le Pen gained in the polls, fears that a Le Pen win could lead to France exiting the EU and resulting global ramifications, influenced investor sentiment and their allocations. Safe-haven assets, such as Gold and US Treasuries, received renewed investor demand, while most equity assets suffered. But when Mr. Macron, an EU advocate, won the first round and became the favorite to win the Presidential runoff, equity markets stabilized and pressed to new highs, with bonds, gold, commodities, and the dollar heading lower.

As we pushed towards the last few months of the Fund year, investors’ anxiety about the future of President Donald Trump’s legislative agenda increased volatility in financial markets. With events surrounding the firing of FBI Director James Comey, investigations into Russia’s influence during US elections, and the failure of the GOP to pass legislation repealing the affordable care act, global markets were put under pressure due to further doubts about the likelihood of tax reform and deregulation. It didn’t take long however, for markets to shrug off this dysfunction and renew their upward bias. As downside momentum increased in the U.S. dollar index, breaking through key support levels, rallies in Emerging Markets, Metals and U.S. Large-Cap Equities ensued.

1

Domestic concerns were somewhat brushed aside with geopolitical fears taking center stage as events surrounding North Korea began to unfold. Demand for safe-haven assets increased with rallies in U.S. Treasuries, Gold, and the Japanese Yen showing relative strength, as Global equity markets and the U.S. Dollar came under pressure once again. However, upside surprises in European and Global manufacturing PMIs, reaching their highest level since April 2011, helped mitigate these rising tensions, and put additional pressure on the dollar.

The best performing assets during the period ended up being those deemed likely to benefit from an acceleration in economic growth, fueled by hopes that fiscal stimuli in the form of tax cuts, infrastructure spending, and increased defense spending will lead to a significant tailwind in the growth of corporate profits. Safe-haven assets and markets perceived to be hurt by a nationalist agenda and higher interest rates were a drag on performance.

Not much has changed in our long-term outlook. We continue to believe that we are in a period where, due to various conditions, buy-and-hold returns from traditional asset classes offer low long-term return potential. One example, in this instance regarding valuation, is that as central banks have pushed fixed income yields to record lows, including negative nominal yields in some circumstances, stocks have been viewed as a relative favorite for investors in search of returns. This has pushed equity participation to levels that have historically corresponded with low subsequent total returns. As of December 31, 2016, the Federal Reserve reported that U.S. Household Stock Allocation as a percentage of total financial assets had reached 53.5%, landing it in the highest quintile of quarterly readings. Since 1951, whenever this reading has reached such a level, the average gain per annum over the ensuing 10 years, has been a relatively anemic 2.5%. This reading is similar to levels found near prior market tops, such as 1968, 1973, and 2007.

Compounding the valuation problem is that sentiment remains extremely optimistic about the success that Congress and the White house will have enacting meaningful reform and other economic initiatives, which sets up a negative reaction from markets if these expected stimuli fail to materialize.

We believe investors will need to identify strategies that offer sources of return that are not highly correlated to traditional asset classes. The goal of the Topturn OneEighty Fund is to offer this type of return by tactically allocating assets among non-correlating asset classes as trends are identified.

Thank you for your continued trust and interest in Topturn OneEighty Fund.

Sincerely,

Greg Stewart
Chief Investment Officer / Portfolio Manager

2

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data current to the most recent month-end are available by calling 1-888-261-2884.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The Fund’s prospectus contains this and other important information. To obtain a copy of the Fund’s prospectus please visit our website at www.topturnfunds.com or call 1-888-261-2884 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The Fund is distributed by Ultimus Fund Distributors, LLC.

The Letter to Shareholders seeks to describe some of the Adviser’s current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed. The securities held by the Fund that are discussed in the Letter to Shareholders were held during the period covered by this Report. They do not comprise the entire investment portfolio of the Fund, may be sold at any time, and may no longer be held by the Fund. For a complete list of securities held by the Fund as of August 31, 2017, please see the Schedule of Investments section of the annual report. The opinions of the Fund’s adviser with respect to those securities may change at any time.

Statements in the Letter to Shareholders that reflect projections or expectations for future financial or economic performance of the Fund and the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed, or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to factors noted with such forward-looking statements, include, without limitation, general economic conditions, such as inflation, recession, and interest rates. Past performance is not a guarantee of future results.

3

Topturn OneEighty Fund
PERFORMANCE INFORMATION
August 31, 2017 (Unaudited)

Comparison of the Change in Value of a $10,000 Investment
in the Topturn OneEighty Fund versus the Morningstar Diversified Alternative Index* and the S&P 500® Index.

*	The Fund has adopted the Morningstar Diversified Alternative Index as its primary benchmark. This index is a more accurate comparison to the Fund’s investment strategy and portfolio holdings.

Average Annual Total Returns (for periods ended August 31, 2017)
	1 Year	Since Inception(b)
Topturn OneEighty Fund(a)	6.85%	7.25%
Morningstar Diversified Alternative Index	2.96%	1.84%
S&P 500® Index	16.23%	16.11%

(a)	The Fund’s total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, if any, or the redemption of shares.
(b)	The Fund commenced operations on September 1, 2015.

4

Topturn OneEighty Fund
PORTFOLIO INFORMATION
August 31, 2017 (Unaudited)

Sector Diversification (% of Net Assets)

Top 10 Holdings

Security Description	% of Net Assets
SPDR® S&P 500® ETF Trust	9.8%
PowerShares QQQ TrustSM, Series 1	9.2%
iShares® Core S&P 500 ETF	8.9%
iShares® MSCI EAFE ETF	6.8%
Vanguard FTSE Emerging Markets ETF	6.4%
iShares® TIPS Bond ETF	6.3%
iShares® Core MSCI Emerging Markets ETF	5.4%
iShares® 7-10 Year Treasury Bond ETF	5.3%
Schwab Fundamental International Large Company Index ETF	5.1%
iShares® Edge MSCI USA Momentum Factor ETF	4.9%

5

Topturn OneEighty Fund SCHEDULE OF INVESTMENTS August 31, 2017
EXCHANGE-TRADED FUNDS — 97.6%	Shares	Value
Commodities & Currencies — 7.5%
CurrencyShares Canadian Dollar Trust (a)	7,800	$616,122
iShares® Gold Trust (a)	48,700	619,464
PowerShares DB Base Metals Fund (a)	33,900	625,455
		1,861,041
International Equities — 23.7%
iShares® MSCI EAFE ETF	25,000	1,672,500
iShares® Core MSCI Emerging Markets ETF	24,900	1,344,849
Schwab Fundamental International Large Company Index ETF	43,500	1,260,630
Vanguard FTSE Emerging Markets ETF	35,900	1,590,370
		5,868,349
International Fixed Income — 2.5%
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	12,000	232,920
Vanguard Total International Bond ETF	7,000	384,020
		616,940
Real Estate Investment Trusts (REITs) — 2.5%
Vanguard Global ex-U.S. Real Estate ETF	10,400	616,616

U.S. Fixed Income — 19.7%
iShares® 20+ Year Treasury Bond ETF	3,600	460,764
iShares® 7-10 Year Treasury Bond ETF	12,200	1,320,528
iShares® iBoxx $ Investment Grade Corporate Bond ETF	2,600	316,186
iShares® TIPS Bond ETF	13,600	1,558,832
Schwab U.S. TIPS ETF	5,400	300,996
Vanguard Intermediate-Term Government Bond ETF	14,000	914,480
		4,871,786
U.S. Large Cap Equities — 41.7%
Guggenheim S&P Equal Weight Financials ETF	14,000	550,340
Guggenheim S&P Equal Weight Healthcare ETF	3,200	561,472
iShares® Core S&P 500 ETF	8,800	2,192,432
iShares® Edge MSCI USA Momentum Factor ETF	13,000	1,213,290
iShares® U.S. Aerospace & Defense ETF	3,300	564,168
PowerShares QQQ TrustSM, Series 1	15,500	2,266,100
PowerShares S&P 500 High Beta Porftolio	14,200	526,110
SPDR® S&P 500® ETF Trust	9,800	2,425,402
		10,299,314

Total Exchange-Traded Funds (Cost $22,765,137)		$24,134,046

6

Topturn OneEighty Fund SCHEDULE OF INVESTMENTS (Continued)
MONEY MARKET FUNDS — 2.5%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.89% (b) (Cost $624,604)	624,604	$624,604

Total Investments at Value — 100.1% (Cost $23,389,741)		$24,758,650

Liabilities in Excess of Other Assets — (0.1%)		(30,085)

Net Assets — 100.0%		$24,728,565

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of August 31, 2017.
See accompanying notes to financial statements.

7

Topturn OneEighty Fund STATEMENT OF ASSETS AND LIABILITIES August 31, 2017
ASSETS
Investments in securities:
At acquisition cost	$23,389,741
At value (Note 2)	$24,758,650
Dividends receivable	699
Other assets	3,895
Total assets	24,763,244

LIABILITIES
Payable to Adviser (Note 4)	24,212
Payable to administrator (Note 4)	6,710
Other accrued expenses	3,757
Total liabilities	34,679

NET ASSETS	$24,728,565

NET ASSETS CONSIST OF:
Paid-in capital	$22,862,824
Distributions in excess of net investment income	(42,136)
Accumulated net realized gains from investment transactions	538,968
Net unrealized appreciation on investments	1,368,909
NET ASSETS	$24,728,565

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	2,175,505

Net asset value, offering price and redemption price per share (Note 2)	$11.37

See accompanying notes to financial statements.

8

Topturn OneEighty Fund STATEMENT OF OPERATIONS For the Year Ended August 31, 2017
INVESTMENT INCOME
Dividend income	$353,019

EXPENSES
Investment advisory fees (Note 4)	237,663
Professional fees	37,412
Fund accounting fees (Note 4)	28,963
Administration fees (Note 4)	27,000
Compliance fees (Note 4)	12,000
Transfer agent fees (Note 4)	12,000
Trustees’ fees and expenses (Note 4)	10,430
Custody and bank service fees	7,207
Registration and filing fees	5,687
Printing of shareholder reports	3,416
Insurance expense	3,036
Postage and supplies	1,960
Other expenses	10,742
Total expenses	397,516
Less fee reductions by the Adviser (Note 4)	(54,982)
Net expenses	342,534

NET INVESTMENT INCOME	10,485

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains from investment transactions	544,970
Capital gain distributions from regulated investment companies	5,329
Net change in unrealized appreciation (depreciation) on investments	820,115
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	1,370,414

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,380,899

See accompanying notes to financial statements.

9

Topturn OneEighty Fund STATEMENTS OF CHANGES IN NET ASSETS
	Year Ended August 31, 2017	Period Ended August 31, 2016 (a)
FROM OPERATIONS
Net investment income	$10,485	$36,931
Net realized gains from investment transactions	544,970	65,995
Capital gain distributions from regulated investment companies	5,329	17,141
Net change in unrealized appreciation (depreciation) on investments	820,115	548,794
Net increase in net assets resulting from operations	1,380,899	668,861

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
From net investment income	(47,476)	(41,543)
From net realized gains on investments	(91,639)	(3,361)
Decrease in net assets from distributions to shareholders	(139,115)	(44,904)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	9,824,988	16,029,813
Net asset value of shares issued in reinvestment of distributions to shareholders	139,114	44,904
Payments for shares redeemed	(2,851,411)	(324,584)
Net increase in net assets from capital share transactions	7,112,691	15,750,133

TOTAL INCREASE IN NET ASSETS	8,354,475	16,374,090

NET ASSETS
Beginning of period	16,374,090	—
End of period	$24,728,565	$16,374,090

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME	$(42,136)	$(4,615)

CAPITAL SHARE ACTIVITY
Shares sold	902,357	1,553,726
Shares reinvested	13,161	4,420
Shares redeemed	(266,074)	(32,085)
Net increase in shares outstanding	649,444	1,526,061
Shares outstanding at beginning of period	1,526,061	—
Shares outstanding at end of period	2,175,505	1,526,061

(a)	Represents the period from the commencement of operations (September 1, 2015) through August 31, 2016.
See accompanying notes to financial statements.

10

Topturn OneEighty Fund FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period
	Year Ended August 31, 2017	Period Ended August 31, 2016 (a)
Net asset value at beginning of period	$10.73	$10.00

Income from investment operations:
Net investment income	0.01	0.03
Net realized and unrealized gains on investments	0.72	0.73
Total from investment operations	0.73	0.76

Less distributions:
From net investment income	(0.03)	(0.03)
From net realized gains on investments	(0.06)	(0.00	)(b)
Total distributions	(0.09)	(0.03)

Net asset value at end of period	$11.37	$10.73

Total return (c)	6.85%	7.65	%(d)

Net assets at end of period (000’s)	$24,729	$16,374

Ratios/supplementary data:
Ratio of total expenses to average net assets (e)	2.03%	2.38	%(h)

Ratio of net expenses to average net assets (e) (f)	1.75%	1.75	%(h)

Ratio of net investment income to average net assets (f) (g)	0.05%	0.32	%(h)

Portfolio turnover rate	303%	261	%(d)

(a)	Represents the period from the commencement of operations (September 1, 2015) through August 31, 2016.
(b)	Amount rounds to less than 0.01 per share.
(c)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes dividends or capital gains distributions, if any, are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would have been lower if the Adviser had not reduced advisory fees.

(d)	Not annualized.
(e)	The ratios of expenses to average net assets do not reflect the Fund’s proportionate share of expenses of the underlying investment companies in which the Fund invests (Note 5).
(f)	Ratio was determined after advisory fee reductions (Note 4).
(g)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends and distributions by the underlying investment companies in which the Fund invests.
(h)	Annualized.
See accompanying notes to financial statements.

11

Topturn OneEighty Fund
NOTES TO FINANCIAL STATEMENTS
August 31, 2017

1. Organization

Topturn OneEighty Fund (the “Fund”) is a diversified series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report. The Fund commenced operations on September 1, 2015.

The investment objective of the Fund is to seek long-term capital appreciation.

2. Significant Accounting Policies

In October 2016, the U.S. Securities and Exchange Commission (the “SEC”) adopted amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. The Fund has adopted these amendments, which were effective August 1, 2017, with these financial statements.

The following is a summary of the Fund’s significant accounting policies used in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows accounting and reporting guidance under Financial Accounting Standard Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Securities valuation – The Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. Exchange-traded funds (“ETFs”) are valued at the security’s last sale price on the primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. Investments representing shares of other open-end investment companies, including money market funds, are valued at their net asset value as reported by such companies. When using a quoted price and when the market is considered active, these securities will be classified as Level 1 within the fair value hierarchy. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees (the “Board”) of the Trust. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s net asset value (“NAV”) may differ from quoted or published prices for the same securities.

Fixed income securities, if any, are generally valued using prices provided by an independent pricing service approved by the Board. The independent pricing service will employ methodologies that they believe are appropriate, including actual market transactions, broker-

12

Topturn OneEighty Fund NOTES TO FINANCIAL STATEMENTS (Continued)

dealer supplied valuations, matrix pricing, or other electronic data processing techniques. These techniques generally consider such factors as security prices, yields, maturities, call features, ratings, and developments relating to specific securities in arriving at valuations.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2017:

	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$24,134,046	$—	$—	$24,134,046
Money Market Funds	624,604	—	—	624,604
Total	$24,758,650	$—	$—	$24,758,650

As of August 31, 2017, the Fund did not have any transfers between Levels. In addition, the Fund did not have derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of August 31, 2017. It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period.

Share valuation – The NAV per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the NAV per share.

Investment income – Dividend income and realized capital gain distributions are recorded on the ex-dividend date or as soon as the information is available (if after the ex-dividend date). Interest income is accrued as earned.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated among the Fund and the other series of the Trust based on the relative net assets of each series or the nature of the services performed and the relative applicability to each series.

13

Topturn OneEighty Fund NOTES TO FINANCIAL STATEMENTS (Continued)

Distributions to shareholders – The Fund will distribute to shareholders any net investment income dividends and net realized capital gains distributions at least once each year. The amount of such dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid by the Fund during the periods ended August 31, 2017 and 2016 was as follows:

Period Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
8/31/2017	$121,974	$17,141	$139,115
8/31/2016	$44,904	$—	$44,904

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax – The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986 (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the 12 months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of August 31, 2017:

Tax cost of portfolio investments	$23,435,772
Gross unrealized appreciation	$1,351,106
Gross unrealized depreciation	(28,228)
Net unrealized appreciation	1,322,878
Undistributed ordinary income	191,834
Undistributed long-term capital gains	393,165
Accumulated capital and other losses	(42,136)
Accumulated earnings	$1,865,741

14

Topturn OneEighty Fund NOTES TO FINANCIAL STATEMENTS (Continued)

The difference between the federal income tax cost of portfolio investments and the financial statement cost of portfolio investments is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

Qualified late year ordinary losses incurred after December 31, 2016 and within the taxable year are deemed to arise on the first day of the Fund’s following taxable year. For the year ended August 31, 2017, the Fund deferred $42,136 of late year ordinary losses to September 1, 2017 for federal income tax purposes.

During the year ended August 31, 2017, the Fund reclassified $530 of net investment income against accumulated net realized gains from investment transactions on the Statement of Assets and Liabilities. Such reclassification, the result of permanent differences between the financial statement and income tax reporting requirements, had no effect on the Fund’s net assets or NAV per share.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for all open tax periods (periods ended August 31, 2016 and August 31, 2017) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Fund identifies its major tax jurisdiction as U.S. Federal.

3. Investment Transactions

During the year ended August 31, 2017, cost of purchases and proceeds from sales of investment securities, other than short-term investments, were $64,393,599 and $56,776,259, respectively.

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT
The Fund’s investments are managed by Topturn Fund Advisors, LLC (the “Adviser”) pursuant to the terms of an Investment Advisory Agreement. Effective July 21, 2017, under the Investment Advisory Agreement, the Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at the annual rate of 1.00% of its average daily net assets. Prior to July 21, 2017, the Fund paid the Adviser an investment advisory fee at the annual rate of 1.25% of its average daily net assets.

Pursuant to an Expense Limitation Agreement (“ELA”), the Adviser has contractually agreed, until August 31, 2018, to reduce investment advisory fees and reimburse other expenses to the extent necessary to limit total annual operating expenses (exclusive of brokerage costs; taxes; interest; acquired fund fees and expenses; costs to organize the Fund; extraordinary expenses such as litigation and merger or reorganization costs; other expenses not incurred in the ordinary course of the Fund’s business; and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940) to an amount not exceeding 1.75% of the Fund’s average daily net assets. Accordingly, during the year ended August 31, 2017, the Adviser reduced its advisory fees in the amount of $54,982.

15

Topturn OneEighty Fund NOTES TO FINANCIAL STATEMENTS (Continued)

Under the terms of the ELA, investment advisory fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided the repayments do not cause total annual operating expenses to exceed the lesser of (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. As of August 31, 2017, the Adviser may seek recoupment of investment advisory fee reductions totaling $127,495 no later than the dates stated below:

August 31, 2019	$72,513
August 31, 2020	54,982

OTHER SERVICE PROVIDERS
Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting, compliance, and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses, including, but not limited to, postage, supplies, and costs of pricing the Fund’s portfolio securities.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers and a Trustee of the Trust are also officers of Ultimus and the Distributor and are not paid by the Fund for serving in such capacities.

TRUSTEE COMPENSATION
Effective October 1, 2016, each Trustee who is not an “interested person” of the Trust (“Independent Trustee”) receives a $1,000 annual retainer from the Fund, paid quarterly, except for the Board Chairperson who receives a $1,200 annual retainer from the Fund, paid quarterly. Each Independent Trustee also receives from the Fund a fee of $500 for each Board meeting attended plus reimbursement for travel and other meeting-related expenses. Prior to October 1, 2016, the Fund paid each Independent Trustee a fee of $500 for each Board meeting attended, plus a $500 annual retainer.

PRINCIPAL HOLDER OF FUND SHARES
As of August 31, 2017, the following shareholder owned of record 5% or more of the outstanding shares of the Fund:

Name of Record Owner	% Ownership
Charles Schwab & Company, Inc. (for the benefit of its customers)	97.0%

16

Topturn OneEighty Fund NOTES TO FINANCIAL STATEMENTS (Continued)

A beneficial owner of 25% or more of the Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholder’s meeting.

5. Investments in Other Investment Companies

The Fund may invest a significant portion of its assets in shares of one or more investment companies, including ETFs. The Fund will incur additional indirect expenses due to acquired fund fees and expenses to the extent it invests in shares of other investment companies. ETFs issue their shares to authorized participants in return for a specific basket of securities. The authorized participants then sell the ETF’s shares on the secondary market. In other words, ETF shares are traded on a securities exchange based on their market value. There are certain risks associated with investments in ETFs. Investments in ETFs are subject to the risk that the ETF’s shares may trade at a premium (creating the risk that the Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risk that the Fund receives less than NAV when selling an ETF) to the ETF’s NAV. Investments in ETFs are also subject to index-tracking risk because the total return generated by the securities will be reduced by transaction costs and expenses not incurred by the indices. Certain securities comprising the index tracked by an ETF may temporarily be unavailable, which may further impede the ETF’s ability to track their applicable index or match the index’s performance. Finally, ETF shares are also subject to the risks applicable to the underlying basket of securities. As of August 31, 2017, the Fund had 97.6% of the value of its net assets invested in shares of ETFs.

6. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

7. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

17

Topturn OneEighty Fund REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Topturn OneEighty Fund and
Board of Trustees of Ultimus Managers Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Topturn OneEighty Fund (the “Fund”), a series of Ultimus Managers Trust, as of August 31, 2017, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two periods in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2017, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Topturn OneEighty Fund as of August 31, 2017, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the two periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN & COMPANY, LTD.
Cleveland, Ohio
October 25, 2017

18

Topturn OneEighty Fund ABOUT YOUR FUND’S EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur ongoing costs, including management fees and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent period (March 1, 2017) and held until the end of the period (August 31, 2017).

The table below illustrates the Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund’s expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

19

Topturn OneEighty Fund ABOUT YOUR FUND’S EXPENSES (Unaudited) (Continued)

	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Net Expense Ratio (a)	Expenses Paid During Period (b)
Based on Actual Fund Return	$1,000.00	$1,042.20	1.75%	$9.01
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,016.38	1.75%	$8.89

(a)	Annualized, based on the Fund’s most recent one-half year expenses.
(b)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-261-2884, or on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-888-261-2884, or on the SEC’s website at http://www.sec.gov.

The Trust files a complete listing of the Fund’s portfolio holdings with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. These filings are available upon request by calling 1-888-261-2884. Furthermore, you may obtain a copy of the filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

OTHER FEDERAL TAX INFORMATION (Unaudited)

For the fiscal year ended August 31, 2017, the Fund designated $17,141 as 20% long-term capital gain distributions.

20

Topturn OneEighty Fund
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS
(Unaudited)

The Board of Trustees has overall responsibility for management of the Trust’s affairs. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement, or removal. The Trustees, in turn, elect the officers of the Fund to actively supervise its day-to-day operations. The officers have been elected for an annual term. Each Trustee’s and officer’s address is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246. The following are the Trustees and executive officers of the Fund:

Name and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years	Number of Funds in Trust Overseen by Trustee	Directorships of Public Companies Held by Trustee During Past 5 Years
Interested Trustees:
Robert G. Dorsey* Year of Birth: 1957	Since February 2012	Trustee (February 2012 to present) President (June 2012 to October 2013)	Chief Executive Officer and Managing Director of Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC (1999 to present)	27	None
Independent Trustees:
Janine L. Cohen Year of Birth: 1952	Since January 2016	Trustee	Retired since 2013; Chief Financial Officer from 2004 to 2013 and Chief Compliance Officer from 2008 to 2013 at AER Advisors, Inc.	27	None
David M. Deptula Year of Birth: 1958	Since June 2012	Trustee	Vice President of Legal and Special Projects at Dayton Freight Lines, Inc. since 2016; Vice President of Tax Treasury at Standard Register Inc. (formerly The Standard Register Company) from 2011 to 2016	27	None

21

Topturn OneEighty Fund
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS
(Unaudited) (Continued)

Name and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years	Number of Funds in Trust Overseen by Trustee	Directorships of Public Companies Held by Trustee During Past 5 Years
Independent Trustees (Continued):
John J. Discepoli Year of Birth: 1963	Since June 2012	Chairman (May 2016 to present) Trustee (June 2012 to present)	Owner of Discepoli Financial Planning, LLC (personal financial planning company) since 2004	27	None

*
Mr. Dorsey is considered an “interested person” of the Trust within the meaning of Section 2(a)(19) of the Investment Company Act of 1940 because of his relationship with the Trust’s administrator, transfer agent and distributor.

Name and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years
Executive Officers:
David R. Carson Year of Birth: 1958	Since April 2013	Principal Executive Officer (April 2017 to present) President (October 2013 to present) Vice President (April 2013 to October 2013)
Vice President and Director of Client Strategies of Ultimus Fund Solutions, LLC (2013 to present); President, Unified Series Trust (2016 to present); Chief Compliance Officer, FSI LBAR Fund (2013 to 2016), The Huntington Funds (2005 to 2013), Huntington Strategy Shares (2012 to 2013), and Huntington Asset Advisors (2013); Vice President, Huntington National Bank (2001 to 2013)

22

Topturn OneEighty Fund
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS
(Unaudited) (Continued)

Name and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years
Executive Officers (Continued):
Jennifer L. Leamer Year of Birth: 1976	Since April 2014	Treasurer (October 2014 to present) Assistant Treasurer (April 2014 to October 2014)	Vice President, Mutual Fund Controller of Ultimus Fund Solutions, LLC (2014 to present); Business Analyst of Ultimus Fund Solutions, LLC (2007 to 2014)
Frank L. Newbauer Year of Birth: 1954	Since February 2012	Secretary (July 2017 to present) Assistant Secretary (April 2015 to July 2017) Secretary (February 2012 to April 2015)	Assistant Vice President of Ultimus Fund Solutions, LLC (2010 to present)
Charles C. Black Year of Birth: 1979	Since April 2015	Chief Compliance Officer (January 2016 to present) Assistant Chief Compliance Officer (April 2015 to January 2016)
Senior Compliance Officer of Ultimus Fund Solutions, LLC (2015 to present); Chief Compliance Officer of The Caldwell & Orkin Funds, Inc. (2016 to present); Senior Compliance Manager for Touchstone Mutual Funds (2013 to 2015); Senior Compliance Manager for Fund Evaluation Group (2011 to 2013)

Additional information about members of the Board and executive officers is available in the Fund’s Statement of Additional Information (“SAI”). To obtain a free copy of the SAI, please call 1-888-261-2884.

23

Topturn OneEighty Fund
DISCLOSURE REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

The Board of Trustees (the “Board”), including the Independent Trustees voting separately, has reviewed and approved the Fund’s Investment Advisory Agreement with Topturn Fund Advisors, LLC (the “Adviser”) for an additional term. Approval took place at an in-person meeting held on April 24-25, 2017, at which all of the Trustees were present.

In the course of their deliberations, the Board was advised by legal counsel. The Board received and reviewed a substantial amount of information provided by the Adviser in response to requests of the Board and counsel.

In deciding whether to approve the renewal of the Investment Advisory Agreement, the Board recalled its review of the materials related to the Fund and the Adviser throughout the preceding two years since the initial approval of the Investment Advisory Agreement and its numerous discussions with Trust management and the Adviser about the operations and performance of the Fund during that period. The Board further considered those materials and discussions and other numerous factors, including the factors described below.

The nature, extent, and quality of the services provided by the Adviser. In this regard, the Board reviewed the services being provided by the Adviser to the Fund including, without limitation, its investment advisory services since the Fund’s inception, the Adviser’s compliance procedures and practices, its efforts to promote the Fund and assist in its distribution, and its compliance program. After reviewing the foregoing information and further information regarding the Adviser’s business, the Board concluded that the quality, extent, and nature of the services provided by the Adviser were satisfactory and adequate for the Fund.

The investment performance of the Fund. In this regard, the Board compared the performance of the Fund with the performance of its benchmark index, custom peer group and related Morningstar category. The Board also considered the consistency of the Adviser’s management with the Fund’s investment objective and policies. The Board noted that, relative to its peer group and funds of similar size and structure in the Fund’s Morningstar category (Tactical Allocation funds under $25 million, No Load), the Fund had outperformed the peer group’s average and median returns for the one-year period, and had underperformed the comparable funds in the Morningstar category’s average returns for the one-year period and slightly underperformed their median returns for the one-year period. The Board noted that the Adviser had explained the reasons for the Fund’s underperformance as to the comparable funds in the Morningstar category. Following discussion of the investment performance of the Fund, the Adviser’s experience in managing a mutual fund, its historical investment performance, and other factors, the Board concluded that the investment performance of the Fund has been satisfactory.

The costs of the services provided and profits realized by the Adviser and its affiliates from its relationship with the Fund. In this regard, the Board considered the Adviser’s staffing, personnel, and methods of operations; the education and experience of its personnel; compliance program, policies, and procedures; financial condition and the level of commitment to the Fund, and, generally, the Adviser’s advisory business; the asset level of the Fund; and the overall expenses of the Fund, including the new advisory fee schedule with a 1% advisory fee. The Board considered the Adviser’s Expense Limitation Agreement

24

Topturn OneEighty Fund
DISCLOSURE REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

(the “ELA”) with the Fund, and considered the Adviser’s current and past fee reductions and expense reimbursements for the Fund. The Board further took into account the Adviser’s commitment to continue the ELA for the Fund until at least August 31, 2018.

The Board also considered potential benefits for the Adviser in managing the Fund, including promotion of the Adviser’s name and the potential for it to receive research, statistical, or other services from the Fund’s trades. The Board compared the Fund’s advisory fee and overall expense ratio to the average advisory fees and average expense ratios for its peer group and Morningstar category. The Board noted that the 1.00% advisory fee for the Fund was above the average and equal to the median for the Fund’s peer group and was above the average and the median for the comparable funds in the Morningstar category, but was less than the 20% percentile for the comparable funds in the Morningstar category. The Board further noted that the overall annual expense cap of 1.75% for the Fund was higher than the average and median for the Fund’s peer group and the Morningstar category, but was less than the 20% percentile for the comparable funds in the Morningstar category. In considering the comparison in fees and expense ratios between the Fund and other comparable funds, the Board looked at the differences in types of funds being compared, the style of investment management, the size of the Fund, and the nature of the investment strategies. The Board also compared the fees paid by the Fund to the fees paid by other accounts of the Adviser with similar strategies, and considered the similarities and differences of services received by such other accounts as compared to the service provided to the Fund. The Board noted that the fee structures applicable to the Adviser’s other clients were not indicative of any unreasonableness with respect to the advisory fees payable to the Fund. The Board also considered the Adviser’s commitment to limit the Fund’s expensed under the ELA. Following these comparisons and upon further consideration and discussion of the foregoing, the Board concluded that the advisory fee paid to the Adviser by the Fund is fair and reasonable.

The extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors. In this regard, the Board considered that the Fund’s fee arrangements with the Adviser involve both the advisory fee and the ELA. The Board determined that while the advisory fee remained the same as asset levels increased, the shareholders of the Fund have experienced benefits from the ELA and will continue to experience benefits from the ELA until the Fund assets grow to a level where its expenses otherwise fall below the expense limit. Following further discussion of the Fund’s asset level, expectations for growth, and level of fees, the Board determined that the Fund’s fee arrangements with the Adviser would continue to provide benefits. The Board also determined that the fee arrangements were fair and reasonable in relation to the nature and quality of services being provided by the Adviser, and given the Fund’s projected asset levels for the next year.

Brokerage and portfolio transactions. In this regard, the Board considered the Adviser’s trading policies, procedures, and performance in seeking best execution for the Fund. The Board also considered the historical portfolio turnover rate for the Fund; the process by which evaluations are made of the overall reasonableness of commissions paid; the method and basis for selecting and evaluating the broker-dealers used; and any anticipated

25

Topturn OneEighty Fund
DISCLOSURE REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

allocation of portfolio business to persons affiliated with the Adviser. After further review and discussion, the Board determined that the Adviser’s practices regarding brokerage and portfolio transactions were satisfactory.

Possible conflicts of interest. In evaluating the possibility for conflicts of interest, the Board considered such matters as the experience and abilities of the advisory personnel assigned to the Fund, the Adviser’s process for allocating trades among its different clients, and the substance and administration of the Adviser’s Code of Ethics. Following further consideration and discussion, the Board found that the Adviser’s standards and practices relating to the identification and mitigation of potential conflicts of interests were satisfactory.

Conclusion
After full consideration of the above factors as well as other factors, the Board unanimously concluded that continuance of the Investment Advisory Agreement was in the best interests of each of the Fund and its shareholders. It was noted that in the Trustees’ deliberation regarding the approval of the renewal of the Investment Advisory Agreement, the Trustees did not identify any particular information or factor that was all-important or controlling, and that each individual Trustee may have attributed different weights to the various factors noted above.

26

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Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant’s code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

Item 3.	Audit Committee Financial Expert.

The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is David M. Deptula. Mr. Deptula is “independent” for purposes of this Item.

Item 4.	Principal Accountant Fees and Services.

(a)
Audit Fees. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $168,000 and $140,000 with respect to the registrant’s fiscal years ended August 31, 2017 and August 31, 2016, respectively.

(b)
Audit-Related Fees. No fees were billed in the last fiscal year for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)
Tax Fees. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $37,500 and $31,000 with respect to the registrant’s fiscal years ended August 31, 2017 and August 31, 2016, respectively. The services comprising these fees are the preparation of the registrant’s federal income and excise tax returns.

(d)	All Other Fees. No fees were billed in the last fiscal year for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)(1)	The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e)(2)	None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)
Less than 50% of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)
With respect to the fiscal years ended August 31, 2017 and August 31, 2016, aggregate non-audit fees of $37,500 and $31,00, respectively, were billed by the registrant’s principal accountant for services rendered to the registrant.

(h)
The registrant’s Committee of Independent Trustees of the Board of Trustees determined that the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant’s Committee of Independent Trustees shall review shareholder recommendations to fill vacancies on the registrant’s board of trustees if such recommendations are submitted in writing, addressed to the Committee at the registrant’s offices and meet any minimum qualifications adopted by the Committee. The Committee may adopt, by resolution, a policy regarding its procedures for considering candidates for the board of trustees, including any recommended by shareholders.

Item 11.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 13.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(a)(4) Change in the registrant's independent public accountants:  Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CODE ETH	Code of Ethics

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Ultimus Managers Trust

By (Signature and Title)*		/s/ Frank L. Newbauer
Frank L. Newbauer, Secretary

Date	November 9, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ David R. Carson

David R. Carson, Principal Executive Officer of Blue Current Global Dividend Fund, Alambic Mid Cap Growth Plus Fund, Alambic Mid Cap Value Plus Fund, Alambic Small Cap Value Plus Fund, Alambic Small Cap Growth Plus Fund, Topturn OneEighty Fund, Castlemaine Emerging Markets Opportunities Fund, Castlemaine Event Driven Fund, Castlemaine Long/Short Fund, Castlemaine Market Neutral Fund, Castlemaine Multi-Strategy Fund, and Marshfield Concentrated Opportunity Fund

Date	November 9, 2017

By (Signature and Title)*		/s/ Jennifer L. Leamer
Jennifer L. Leamer, Treasurer and Principal Accounting Officer

Date	November 9, 2017

*	Print the name and title of each signing officer under his or her signature.